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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSRS

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-08415

      Evergreen Fixed Income Trust
_____________________________________________________________
(Exact name of registrant as specified in charter)

     200 Berkeley Street Boston, Massachusetts 02116
_____________________________________________________________
(Address of principal executive offices) (Zip code)

     Michael H. Koonce, Esq. 200 Berkeley Street Boston, Massachusetts 02116
____________________________________________________________
(Name and address of agent for service)

Registrant's telephone number, including area code: (617) 210-3200

Date of fiscal year end: Registrant is making a semi-annual filing for October 31, 2007 of its series, Evergreen High Income Fund, Evergreen U.S Government Fund, Evergreen Institutional Mortgage Portfolio, Evergreen Diversified Income Builder Fund, Evergreen Core Plus Bond Fund for the six months ended October 31, 2007.

Theses 5 series have an April 30th fiscal year end.

Date of reporting period: October 31, 2007

Item 1 - Reports to Stockholders.

Evergreen High Income Fund

Evergreen

HIGH INCOME FUND
FORMERLY, HIGH YIELD BOND FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments™
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
24	STATEMENT OF ASSETS AND LIABILITIES
25	STATEMENT OF OPERATIONS
26	STATEMENTS OF CHANGES IN NET ASSETS
27	NOTES TO FINANCIAL STATEMENTS
35	ADDITIONAL INFORMATION
44	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen High Income Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped

1

LETTER TO SHAREHOLDERS continued

offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

2

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Manager:

• Andrew Cestone

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 9/11/1935

	Class A	Class B	Class C	Class I
Class inception date	1/20/1998	9/11/1935	1/21/1998	4/14/1998

Nasdaq symbol	EKHAX	EKHBX	EKHCX	EKHYX

6-month return with sales charge	-4.23%	-4.67%	-0.79%	N/A

6-month return w/o sales charge	0.56%	0.18%	0.18%	0.69%

Average annual return*

1-year with sales charge	2.39%	1.57%	5.57%	N/A

1-year w/o sales charge	7.36%	6.57%	6.57%	7.63%

5-year	8.56%	8.55%	8.84%	9.93%

10-year	4.94%	4.70%	4.70%	5.71%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Classes A, C and I prior to their inception is based on the performance of Class B, the original class offered. The historical returns for Classes A and I have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee. If these fees had been reflected, returns for Classes A and I would have been higher.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen High Income Fund Class A shares versus a similar investment in the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The MLHYMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses

The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes

The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,005.57	$ 5.34
Class B	$ 1,000.00	$ 1,001.83	$ 9.11
Class C	$ 1,000.00	$ 1,001.83	$ 9.11
Class I	$ 1,000.00	$ 1,006.89	$ 4.09
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.81	$ 5.38
Class B	$ 1,000.00	$ 1,016.04	$ 9.17
Class C	$ 1,000.00	$ 1,016.04	$ 9.17
Class I	$ 1,000.00	$ 1,021.06	$ 4.12

*	For each class of the Fund, expenses are equal to the annualized expense ratio of each class
(1.06% for Class A, 1.81% for Class B, 1.81% for Class C and 0.81% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.11	0.24[1]	0.23	0.24	0.25	0.27[1]
Net realized and unrealized gains or losses
on investments	(0.09)	0.09	0	(0.10)	0.14	0.01

Total from investment operations	0.02	0.33	0.23	0.14	0.39	0.28

Distributions to shareholders from
Net investment income	(0.12)	(0.24)	(0.24)	(0.25)	(0.26)	(0.27)

Net asset value, end of period	$ 3.30	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return[2]	0.56%	10.35%	7.01%	4.14%	12.25%	9.42%

Ratios and supplemental data
Net assets, end of period (thousands)	$305,652	$335,411	$388,523	$467,714	$530,526	$484,346
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.06%[3]	1.06%	1.04%	1.04%	1.01%	1.11%
Expenses excluding waivers/reimbursements
and expense reductions	1.11%[3]	1.10%	1.05%	1.04%	1.02%	1.11%
Net investment income (loss)	7.31%[3]	7.19%	6.95%	7.16%	7.42%	8.70%
Portfolio turnover rate	60%	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.10	0.21[1]	0.21[1]	0.22	0.23[1]	0.25[1]
Net realized and unrealized gains or losses
on investments	(0.10)	0.09	(0.01)[2]	(0.10)	0.14	0.01

Total from investment operations	0	0.30	0.20	0.12	0.37	0.26

Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.21)	(0.23)	(0.24)	(0.25)

Net asset value, end of period	$ 3.30	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return[3]	0.18%	9.55%	6.27%	3.42%	11.46%	8.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$129,395	$150,609	$176,663	$211,950	$247,741	$173,002
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.81%[4]	1.80%	1.75%	1.74%	1.72%	1.84%
Expenses excluding waivers/reimbursements
and expense reductions	1.81%[4]	1.80%	1.75%	1.74%	1.72%	1.84%
Net investment income (loss)	6.56%[4]	6.46%	6.25%	6.46%	6.71%	7.99%
Portfolio turnover rate	60%	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.10	0.21[1]	0.21	0.22	0.23	0.25[1]
Net realized and unrealized gains or losses
on investments	(0.10)	0.09	(0.01)[2]	(0.10)	0.14	0.01

Total from investment operations	0	0.30	0.20	0.12	0.37	0.26

Distributions to shareholders from
Net investment income	(0.10)	(0.21)	(0.21)	(0.23)	(0.24)	(0.25)

Net asset value, end of period	$ 3.30	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return[3]	0.18%	9.55%	6.27%	3.42%	11.46%	8.61%

Ratios and supplemental data
Net assets, end of period (thousands)	$137,643	$161,941	$201,975	$281,810	$381,525	$290,914
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.81%[4]	1.80%	1.75%	1.74%	1.72%	1.85%
Expenses excluding waivers/reimbursements
and expense reductions	1.81%[4]	1.80%	1.75%	1.74%	1.72%	1.85%
Net investment income (loss)	6.56%[4]	6.46%	6.25%	6.47%	6.72%	7.98%
Portfolio turnover rate	60%	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to the timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30	$ 3.29

Income from investment operations
Net investment income (loss)	0.12	0.25[1]	0.24	0.26	0.26	0.28[1]
Net realized and unrealized gains or losses
on investments	(0.10)	0.09	0	(0.11)	0.14	0.01

Total from investment operations	0.02	0.34	0.24	0.15	0.40	0.29

Distributions to shareholders from
Net investment income	(0.12)	(0.25)	(0.25)	(0.26)	(0.27)	(0.28)

Net asset value, end of period	$ 3.30	$ 3.40	$ 3.31	$ 3.32	$ 3.43	$ 3.30

Total return	0.69%	10.65%	7.33%	4.45%	12.58%	9.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$35,010	$27,147	$50,365	$60,412	$37,894	$49,370
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.81%[2]	0.80%	0.75%	0.74%	0.72%	0.84%
Expenses excluding waivers/reimbursements
and expense reductions	0.81%[2]	0.80%	0.75%	0.74%	0.72%	0.84%
Net investment income (loss)	7.59%[2]	7.42%	7.23%	7.46%	7.73%	9.05%
Portfolio turnover rate	60%	48%	67%	65%	71%	80%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS 87.6%
CONSUMER DISCRETIONARY 22.8%
Auto Components 2.3%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	$ 2,715,000	$2,511,375
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (p)	3,269,000	3,591,814
11.25%, 03/01/2011	1,925,000	2,069,375
Metaldyne Corp.:
10.00%, 11/01/2013	1,850,000	1,729,750
11.00%, 06/15/2012 (p)	4,647,000	3,996,420

		13,898,734

Automobiles 2.1%
Ford Motor Co.:
5.80%, 01/12/2009	1,225,000	1,182,153
7.45%, 07/16/2031 (p)	2,485,000	1,975,575
7.70%, 05/15/2097	1,955,000	1,456,475
7.875%, 06/15/2010	2,770,000	2,671,909
General Motors Corp.:
7.20%, 01/15/2011 (p)	4,030,000	3,868,800
8.25%, 07/15/2023	1,310,000	1,188,825
8.375%, 07/15/2033 (p)	655,000	599,325

		12,943,062

Diversified Consumer Services 0.2%
Education Management, LLC, 10.25%, 06/01/2016 (p)	940,000	991,700
Service Corporation International, 6.75%, 04/01/2015	355,000	355,888

		1,347,588

Hotels, Restaurants & Leisure 5.9%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	1,625,000	1,690,000
8.125%, 05/15/2011	590,000	601,800
Fontainebleau Las Vegas Holdings, LLC, 10.25%, 06/15/2015 144A	4,597,000	4,321,180
Indianapolis Downs, LLC, 11.00%, 11/01/2012 144A	365,000	368,650
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	5,855,000	6,206,300
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014	7,310,000	6,524,175
Outback Steakhouse, Inc., 10.00%, 06/15/2015 144A (p)	610,000	527,650
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A (p)	3,210,000	3,563,100
Seneca Gaming Corp., 7.25%, 05/01/2012	950,000	961,875
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A (p)	2,665,000	2,691,650
Six Flags, Inc.:
8.875%, 02/01/2010 (p)	660,000	565,950
9.625%, 06/01/2014 (p)	2,525,000	1,991,594
Trump Entertainment Resorts, Inc., 8.50%, 06/01/2015 (p)	4,420,000	3,768,050
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	810,000	852,525
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	1,065,000	1,067,662

		35,702,161

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Household Durables 1.1%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 (p)	$480,000	$369,600
6.50%, 01/15/2014	1,074,000	848,460
Libbey, Inc., FRN, 12.38%, 06/01/2011	1,940,000	2,119,450
Meritage Homes Corp.:
6.25%, 03/15/2015	560,000	445,200
7.00%, 05/01/2014	1,525,000	1,250,500
Pulte Homes, Inc., 4.875%, 07/15/2009	710,000	665,625
Standard Pacific Corp.:
5.125%, 04/01/2009 (p)	925,000	772,375
6.50%, 08/15/2010 (p)	290,000	221,850

		6,693,060

Media 8.5%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	3,425,000	3,365,062
CCH I, LLC, 11.00%, 10/01/2015 (p)	4,255,000	4,145,875
CSC Holdings, Inc., 7.625%, 04/01/2011	1,040,000	1,042,600
Dex Media East, LLC:
9.875%, 11/15/2009	6,000,000	6,165,000
12.125%, 11/15/2012	410,000	437,163
Dex Media West, LLC, 8.50%, 08/15/2010	5,770,000	5,950,312
Lamar Media Corp.:
6.625%, 08/15/2015	7,240,000	6,986,600
Ser. C, 6.625%, 08/15/2015 144A	785,000	755,563
Mediacom Broadband, LLC, 8.50%, 10/15/2015 (p)	380,000	376,200
Mediacom Communications Corp., 9.50%, 01/15/2013	5,335,000	5,361,675
Paxson Communications Corp., FRN, 11.49%, 01/15/2013 144A	3,865,000	3,942,300
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A	5,150,000	5,150,000
Sinclair Broadcast Group, Inc., 8.00%, 03/15/2012	480,000	495,600
Sirius Satellite Radio, Inc., 9.625%, 08/01/2013	1,525,000	1,523,094
XM Satellite Radio Holdings, Inc., 9.75%, 05/01/2014 (p)	2,170,000	2,202,550
Young Broadcasting, Inc., 8.75%, 01/15/2014	4,045,000	3,509,037

		51,408,631

Multi-line Retail 0.4%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	2,205,000	2,337,300

Specialty Retail 0.8%
Home Depot, Inc., 5.875%, 12/16/2036	374,000	327,591
Michaels Stores, Inc., 10.00%, 11/01/2014	1,365,000	1,382,063
Payless ShoeSource, Inc., 8.25%, 08/01/2013	3,335,000	3,314,156

		5,023,810

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Textiles, Apparel & Luxury Goods 1.5%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	$535,000	$556,400
Oxford Industries, Inc., 8.875%, 06/01/2011	4,105,000	4,125,525
Unifi, Inc., 11.50%, 05/15/2014	915,000	866,963
Warnaco Group, Inc., 8.875%, 06/15/2013	3,135,000	3,315,262

		8,864,150

CONSUMER STAPLES 1.6%
Food & Staples Retailing 0.1%
Ingles Markets, Inc., 8.875%, 12/01/2011	450,000	462,375
SUPERVALU, Inc., 7.50%, 11/15/2014	190,000	196,175

		658,550

Food Products 0.7%
Del Monte Foods Co.:
6.75%, 02/15/2015 (p)	2,450,000	2,394,875
8.625%, 12/15/2012	1,410,000	1,445,250
Pilgrim’s Pride Corp., 8.375%, 05/01/2017	175,000	177,188
Smithfield Foods, Inc., 7.75%, 07/01/2017 (p)	355,000	367,425

		4,384,738

Household Products 0.3%
Church & Dwight Co., 6.00%, 12/15/2012	1,740,000	1,703,025

Personal Products 0.5%
Central Garden & Pet Co., 9.125%, 02/01/2013	3,065,000	2,942,400

ENERGY 14.1%
Electric Utilities 1.7%
Energy Future Holdings Corp.:
10.875%, 11/01/2017 144A	3,440,000	3,495,900
11.25%, 11/01/2017 144A	2,290,000	2,330,075
Texas Competitive Electric Holdings Co., LLC, 10.25%, 11/01/2015 144A	4,585,000	4,630,850

		10,456,825

Energy Equipment & Services 3.4%
Bristow Group, Inc.:
6.125%, 06/15/2013	180,000	176,850
7.50%, 09/15/2017 144A	1,160,000	1,200,600
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	3,574,000	3,614,207
GulfMark Offshore, Inc., 7.75%, 07/15/2014	3,025,000	3,055,250
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	5,385,000	5,156,137
Parker Drilling Co., 9.625%, 10/01/2013	2,215,000	2,375,588
PHI, Inc., 7.125%, 04/15/2013	5,070,000	4,943,250

		20,521,882

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 9.0%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$ 5,035,000	$5,035,000
Cimarex Energy Co., 7.125%, 05/01/2017	365,000	366,369
Clayton Williams Energy, Inc., 7.75%, 08/01/2013	2,035,000	1,917,988
Delta Petroleum Corp., 7.00%, 04/01/2015	2,070,000	1,800,900
El Paso Corp., 7.00%, 06/15/2017 (p)	1,025,000	1,032,218
Encore Acquisition Co.:
6.00%, 07/15/2015	4,200,000	3,822,000
6.25%, 04/15/2014	720,000	673,200
Energy Partners, Ltd., 9.75%, 04/15/2014 144A	725,000	721,375
Exco Resources, Inc., 7.25%, 01/15/2011	2,940,000	2,917,950
Forest Oil Corp.:
7.25%, 06/15/2019 144A (p)	1,280,000	1,286,400
7.75%, 05/01/2014	80,000	81,200
Frontier Oil Corp., 6.625%, 10/01/2011 (p)	550,000	550,000
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	4,845,000	4,820,775
Mariner Energy, Inc., 8.00%, 05/15/2017	622,000	617,335
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	4,215,000	4,373,062
Peabody Energy Corp.:
5.875%, 04/15/2016	3,580,000	3,427,850
6.875%, 03/15/2013	540,000	545,400
Plains Exploration & Production Co., 7.75%, 06/15/2015	1,000,000	1,000,000
Regency Energy Partners, LP, 8.375%, 12/15/2013	2,945,000	3,114,337
Sabine Pass LNG, LP, 7.25%, 11/30/2013	4,065,000	4,004,025
Targa Resources, Inc., 8.50%, 11/01/2013 144A	2,685,000	2,725,275
Tesoro Corp., Ser. B:
6.50%, 06/01/2017 144A (p)	2,400,000	2,382,000
6.625%, 11/01/2015	845,000	842,888
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	600,000	585,000
Williams Cos., 8.125%, 03/15/2012 (p)	5,570,000	6,029,525

		54,672,072

FINANCIALS 11.6%
Capital Markets 0.2%
Nuveen Investments, Inc., 10.50%, 11/15/2015 #	1,150,000	1,150,000

Consumer Finance 6.6%
CCH II Capital Corp., 10.25%, 09/15/2010	9,405,000	9,637,238
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	3,630,000	3,368,517
7.375%, 10/28/2009	5,805,000	5,601,169
9.75%, 09/15/2010	2,140,000	2,132,335

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance continued
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	$320,000	$304,967
6.81%, 05/15/2009	2,400,000	2,258,928
6.875%, 09/15/2011	2,615,000	2,411,995
6.875%, 08/28/2012	10,175,000	9,181,767
7.75%, 01/19/2010	1,620,000	1,568,876
8.00%, 11/01/2031	2,470,000	2,288,848
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,715,000	1,530,637

		40,285,277

Diversified Financial Services 0.7%
Leucadia National Corp., 8.125%, 09/15/2015	4,185,000	4,242,544

Insurance 0.3%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	1,635,000	1,630,912

Real Estate Investment Trusts 2.6%
Host Marriott Corp.:
7.125%, 11/01/2013 (p)	2,530,000	2,580,600
Ser. O, 6.375%, 03/15/2015 (p)	815,000	808,888
Ser. Q, 6.75%, 06/01/2016	3,135,000	3,150,675
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	4,105,000	4,156,312
7.00%, 01/15/2016	3,790,000	3,818,425
Thornburg Mortgage, Inc., 8.00%, 05/15/2013 (p)	656,000	574,000
Ventas, Inc., 7.125%, 06/01/2015	540,000	553,500

		15,642,400

Real Estate Management & Development 0.0%
Realogy Corp.:
10.50%, 04/15/2014 144A	110,000	91,713
12.375%, 04/15/2015 144A (p)	220,000	161,150

		252,863

Thrifts & Mortgage Finance 1.2%
Residential Capital, LLC:
7.125%, 11/21/2008	1,065,000	897,467
7.375%, 06/30/2010	8,975,000	6,622,697

		7,520,164

HEALTH CARE 3.5%
Health Care Equipment & Supplies 0.3%
Bausch & Lomb, Inc., 9.875%, 11/01/2015 144A	655,000	676,288
Universal Hospital Services, Inc., 8.50%, 06/01/2015 144A (p)	1,464,000	1,496,940

		2,173,228

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE continued
Health Care Providers & Services 3.2%
HCA, Inc.:
6.375%, 01/15/2015	$ 1,900,000	$1,631,625
6.50%, 02/15/2016 (p)	2,270,000	1,949,362
8.75%, 09/01/2010	1,500,000	1,533,750
9.25%, 11/15/2016	8,050,000	8,492,750
HealthSouth Corp., 10.75%, 06/15/2016 (p)	2,140,000	2,268,400
Omnicare, Inc.:
6.125%, 06/01/2013	1,640,000	1,549,800
6.875%, 12/15/2015	1,980,000	1,910,700

		19,336,387

INDUSTRIALS 6.4%
Aerospace & Defense 3.6%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 (p)	580,000	580,000
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,625,000	1,616,875
7.625%, 02/01/2018 (p)	1,540,000	1,582,350
Hexcel Corp., 6.75%, 02/01/2015	625,000	617,187
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015 (p)	10,985,000	10,765,300
6.375%, 10/15/2015	5,965,000	5,994,825
Vought Aircraft Industries, Inc., 8.00%, 07/15/2011	700,000	699,125

		21,855,662

Commercial Services & Supplies 1.0%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	2,285,000	2,159,325
9.25%, 05/01/2021	2,360,000	2,537,000
Corrections Corporation of America, 6.25%, 03/15/2013	275,000	274,670
Geo Group, Inc., 8.25%, 07/15/2013	200,000	203,500
Mobile Mini, Inc., 6.875%, 05/01/2015	705,000	673,275

		5,847,770

Machinery 1.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	5,000,000	4,825,000
Manitowoc Co., 7.125%, 11/01/2013	1,675,000	1,675,000

		6,500,000

Road & Rail 0.5%
Avis Budget Group, Inc., 7.75%, 05/15/2016	2,510,000	2,484,900
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	760,000	786,600
10.50%, 01/01/2016	95,000	102,600

		3,374,100

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Trading Companies & Distributors 0.2%
Neff Corp., 10.00%, 06/01/2015 (p)	$240,000	$174,000
United Rentals, Inc., 6.50%, 02/15/2012	890,000	925,600

		1,099,600

INFORMATION TECHNOLOGY 2.0%
Electronic Equipment & Instruments 0.6%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	1,610,000	1,692,512
Sanmina-SCI Corp., FRN:
8.44%, 06/15/2010 144A (p)	1,085,000	1,090,425
8.44%, 06/15/2014 144A (p)	570,000	555,750

		3,338,687

IT Services 0.9%
First Data Corp., 9.875%, 09/24/2015 144A	1,305,000	1,251,169
ipayment, Inc., 9.75%, 05/15/2014	2,200,000	2,123,000
SunGard Data Systems, Inc.:
4.875%, 01/15/2014	1,170,000	1,038,375
10.25%, 08/15/2015 (p)	245,000	256,638
Unisys Corp., 7.875%, 04/01/2008	1,010,000	1,006,212

		5,675,394

Semiconductors & Semiconductor Equipment 0.2%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	1,590,000	1,512,488

Software 0.3%
Activant Solutions, Inc., 9.50%, 05/01/2016	1,495,000	1,371,662
Harland Clarke Holdings Corp., 9.50%, 05/15/2015	326,000	298,290

		1,669,952

MATERIALS 11.8%
Chemicals 5.4%
ARCO Chemical Co.:
9.80%, 02/01/2020	1,150,000	1,132,750
10.25%, 11/01/2010	190,000	201,400
Equistar Chemicals, LP, 10.625%, 05/01/2011	250,000	262,500
Koppers Holdings, Inc.:
9.875%, 10/15/2013	225,000	239,062
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	2,070,000	1,785,375
Lyondell Chemical Co.:
6.875%, 06/15/2017 (p)	3,105,000	3,431,025
10.50%, 06/01/2013	8,850,000	9,580,125
MacDermid, Inc., 9.50%, 04/15/2017 144A (p)	3,506,000	3,365,760
Millenium America, Inc., 7.625%, 11/15/2026	1,700,000	1,470,500
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014 144A	2,700,000	2,646,000
10.125%, 12/01/2014 144A	360,000	349,200

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$ 1,325,000	$1,318,375
7.625%, 12/01/2016 144A	1,990,000	2,154,175
Tronox Worldwide, LLC, 9.50%, 12/01/2012 (p)	4,739,000	4,596,830

		32,533,077

Construction Materials 0.6%
CPG International, Inc., 10.50%, 07/01/2013	3,135,000	3,150,675
Dayton Superior Corp., 13.00%, 06/15/2009 (p)	775,000	771,125

		3,921,800

Containers & Packaging 2.2%
Berry Plastics Holding Corp., 8.875%, 09/15/2014	1,080,000	1,112,400
Exopack Holding Corp., 11.25%, 02/01/2014	2,820,000	2,869,350
Graham Packaging Co., 9.875%, 10/15/2014 (p)	2,305,000	2,293,475
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 (p)	580,000	591,600
9.50%, 08/15/2013	2,680,000	2,827,400
Smurfit-Stone Container Corp., 8.375%, 07/01/2012 (p)	3,840,000	3,859,200

		13,553,425

Metals & Mining 1.5%
Dayton Superior Corp., 10.75%, 09/15/2008	540,000	549,450
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014 (p)	3,865,000	4,000,275
8.375%, 04/01/2017	2,470,000	2,710,825
Indalex Holdings Corp., 11.50%, 02/01/2014	1,870,000	1,748,450

		9,009,000

Paper & Forest Products 2.1%
Bowater, Inc., 9.375%, 12/15/2021	1,610,000	1,352,400
Buckeye Technologies, Inc., 8.50%, 10/01/2013	1,070,000	1,107,450
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	1,870,000	1,851,300
8.875%, 05/15/2031	1,920,000	1,929,600
Glatfelter, 7.125%, 05/01/2016	3,255,000	3,238,725
Verso Paper Holdings, LLC, 11.375%, 08/01/2016 (p)	2,817,000	3,000,105

		12,479,580

TELECOMMUNICATION SERVICES 5.0%
Diversified Telecommunication Services 2.1%
Citizens Communications Co., 7.875%, 01/15/2027	675,000	666,563
Consolidated Communications, Inc., 9.75%, 04/01/2012	3,856,000	3,962,040
Qwest Communications International, Inc.:
7.875%, 09/01/2011	3,340,000	3,540,400
8.875%, 03/15/2012	1,365,000	1,501,500
West Corp., 11.00%, 10/15/2016 (p)	2,770,000	2,915,425

		12,585,928

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 2.9%
Centennial Communications Corp.:
8.125%, 02/01/2014 (p)	$ 5,200,000	$5,330,000
10.125%, 06/15/2013	200,000	213,500
Cricket Communications, Inc., 9.375%, 11/01/2014	2,815,000	2,807,962
Dobson Cellular Systems, Inc., 9.875%, 11/01/2012	3,850,000	4,186,875
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A (p)	3,880,000	3,870,300
Rural Cellular Corp., 8.25%, 03/15/2012 (p)	1,535,000	1,607,913

		18,016,550

UTILITIES 8.8%
Electric Utilities 6.3%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	4,045,000	4,409,050
Aquila, Inc., 14.875%, 07/01/2012	5,510,000	6,970,150
CMS Energy Corp.:
6.55%, 07/17/2017	300,000	292,703
8.50%, 04/15/2011	530,000	570,940
Edison Mission Energy:
7.00%, 05/15/2017 144A	1,220,000	1,198,650
7.20%, 05/15/2019 144A	1,470,000	1,444,275
Mirant Americas Generation, LLC:
8.30%, 05/01/2011	650,000	660,563
8.50%, 10/01/2021	705,000	696,188
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	5,530,000	5,633,687
NRG Energy, Inc., 7.375%, 02/01/2016	4,460,000	4,460,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	5,100,000	5,661,000
PSEG Energy Holdings, LLC, 10.00%, 10/01/2009	535,000	572,432
Reliant Energy, Inc.:
6.75%, 12/15/2014	5,486,000	5,609,435
7.875%, 06/15/2017 (p)	90,000	91,238

		38,270,311

Gas Utilities 1.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	5,810,000	6,148,746

Independent Power Producers & Energy Traders 1.5%
AES Corp.:
8.00%, 10/15/2017 144A	2,930,000	2,970,288
8.75%, 05/15/2013 144A	3,185,000	3,384,062
Dynegy, Inc., 7.50%, 06/01/2015 144A	2,730,000	2,620,800

		8,975,150

Total Corporate Bonds (cost $531,652,845)		532,158,983

See Notes to Financial Statements

19

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE 7.2%
ENERGY 0.8%
Oil, Gas & Consumable Fuels 0.8%
OPTI Canada, Inc.:
7.875%, 12/15/2014 144A (p)	$ 3,170,000	$3,162,075
8.25%, 12/15/2014 144A	1,965,000	1,979,737

		5,141,812

FINANCIALS 1.5%
Consumer Finance 0.8%
Avago Technologies Finance, Ltd., 10.125%, 12/01/2013	880,000	954,800
NXP Funding, LLC, 7.875%, 10/15/2014	170,000	166,813
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	710,000	678,050
Virgin Media Finance plc, 9.125%, 08/15/2016 (p)	2,625,000	2,782,500

		4,582,163

Diversified Financial Services 0.7%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	720,000	545,573
Ship Finance International, Ltd., 8.50%, 12/15/2013	3,635,000	3,734,962

		4,280,535

INDUSTRIALS 0.9%
Road & Rail 0.9%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A (p)	2,605,000	2,611,512
9.375%, 05/01/2012	2,923,000	3,112,995

		5,724,507

INFORMATION TECHNOLOGY 0.8%
Communications Equipment 0.8%
Nortel Networks Corp., 10.125%, 07/15/2013 144A	4,460,000	4,571,500

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014	180,000	177,525

MATERIALS 2.3%
Metals & Mining 2.0%
Novelis, Inc., 7.25%, 02/15/2015 (p)	12,520,000	12,081,800

Paper & Forest Products 0.3%
Abitibi-Consolidated, Inc., 8.375%, 04/01/2015	495,000	386,100
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A	1,435,000	1,391,950

		1,778,050

TELECOMMUNICATION SERVICES 0.7%
Wireless Telecommunication Services 0.7%
Inmarsat plc, Sr. Disc. Note, Step Bond, 0.00%, 11/15/2012 †	1,270,000	1,231,900
Intelsat, Ltd.:
9.25%, 06/15/2016 (p)	1,025,000	1,068,563
11.25%, 06/15/2016	1,660,000	1,792,800

		4,093,263

See Notes to Financial Statements

20

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES 0.2%
Electric Utilities 0.2%
InterGen NV, 9.00%, 06/30/2017 (p) 144A	$970,000	$1,030,625

Total Yankee Obligations - Corporate (cost $43,968,362)		43,461,780

	Shares	Value

COMMON STOCKS 0.2%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Comcast Corp., Class A *	6,589	138,699

INDUSTRIALS 0.1%
Airlines 0.1%
Delta Air Lines, Inc., 0.00%	14,338	298,230

MATERIALS 0.1%
Chemicals 0.0%
Tronox, Inc. Class A	32,830	279,383

Containers & Packaging 0.1%
Smurfit-Stone Container Corp. *	27,400	331,814

UTILITIES 0.0%
Gas Utilities 0.0%
SEMCO Energy, Inc. *	4,777	38,789

Total Common Stocks (cost $1,117,483)		1,086,915

WARRANTS 0.0%
CONSUMER DISCRETIONARY 0.0%
Media 0.0%
Metricom, Inc., Expiring 02/15/2010 * + (h) (cost $318,090)	1,500	0

	Principal
	Amount	Value

BANK LOANS 2.3%
CONSUMER DISCRETIONARY 0.0%
Catalina Marketing Corp., FRN, 8.07%, 10/11/2014	$210,000	206,533

ENERGY 1.3%
Blue Grass Energy Corp., FRN, 10.13%, 12/30/2013	7,000,000	6,997,060
Saint Acquisition Corp., FRN, 8.81%, 06/05/2014	725,000	649,230

		7,646,290

HEALTH CARE 0.1%
HealthSouth Corp., 7.63%, 01/16/2011	858,529	857,310

INDUSTRIALS 0.1%
Neff Corp. 2nd Lien, FRN, 9.19%, 11/30/2014	620,000	556,791

See Notes to Financial Statements

21

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

BANK LOANS continued
INFORMATION TECHNOLOGY 0.6%
First Data Corp., 8.00%, 09/24/2014	$ 2,240,000	$2,153,557
Flextonics International, Ltd., 7.33%, 10/01/2014	1,550,000	1,534,531

		3,688,088

TELECOMMUNICATION SERVICES 0.2%
Telesat, FRN, 8.21%, 09/01/2014	1,630,000	1,609,087

Total Bank Loans (cost $14,552,776)		14,564,099

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 12.2%
CORPORATE BONDS 0.9%
Commercial Banks 0.4%
First Tennessee Bank, FRN, 5.05%, 08/15/2008	2,500,001	2,500,001

Insurance 0.5%
Metropolitan Life Global Funding, FRN, 4.99%, 08/21/2008	2,750,000	2,750,000

REPURCHASE AGREEMENTS (v) 11.3%
Bank of America Corp., 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $50,006,847	50,000,000	50,000,000
Barclays Capital, Inc., 4.92%, dated 10/31/2007, maturing 11/01/2007, maturity
value $10,001,367	10,000,000	10,000,000
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007, maturity
value $8,896,453	8,895,235	8,895,235

		68,895,235

Total Investments of Cash Collateral from Securities Loaned (cost $74,145,236)		74,145,236

	Shares	Value

SHORT-TERM INVESTMENTS 1.4%
MUTUAL FUND SHARES 1.4%
Evergreen Institutional Money Market Fund, Class I, 5.03% ## q ø
(cost $8,724,374)	8,724,374	8,724,374

Total Investments (cost $674,479,166) 110.9%		674,141,387
Other Assets and Liabilities (10.9%)		(66,441,286)

Net Assets 100.0%		$607,700,101

See Notes to Financial Statements

22

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

(p)	All or a portion of this security is on loan.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
#	When-issued or delayed delivery security
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition.
The rate shown is the stated rate at the current period end.
*	Non-income producing security
+	Security is deemed illiquid.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(v)	Collateralized by U.S. government agency obligations at period end.
##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FRN	Floating Rate Note

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	1.0%
BBB	3.0%
BB	28.2%
B	52.0%
CCC	14.9%
NR	0.9%

100.0%

The following table shows the percent of total investments (excluding equity positions, collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of October 31, 2007:

Less than 1 year	5.8%
1 to 3 year(s)	16.3%
3 to 5 years	14.9%
5 to 10 years	56.6%
10 to 20 years	4.2%
20 to 30 years	1.9%
Greater than 30 years	0.3%

100.0%

See Notes to Financial Statements

23

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $665,754,792) including $72,444,518 of
securities loaned	$665,417,013
Investments in affiliated money market fund, at value (cost $8,724,374)	8,724,374

Total investments	674,141,387
Cash	846
Receivable for securities sold	3,704,501
Receivable for Fund shares sold	261,924
Interest receivable	14,194,173
Receivable for securities lending income	10,727
Receivable for credit default swap payments	55
Prepaid expenses and other assets	115,170

Total assets	692,428,783

Liabilities
Dividends payable	1,452,778
Payable for securities purchased	7,299,121
Payable for Fund shares redeemed	1,497,314
Unrealized losses on credit default swap transactions	3,618
Deferred swap discount	105,477
Payable for securities on loan	74,145,236
Advisory fee payable	4,311
Due to other related parties	95,668
Accrued expenses and other liabilities	125,159

Total liabilities	84,728,682

Net assets	$607,700,101

Net assets represented by
Paid-in capital	$744,047,889
Overdistributed net investment income	(1,973,676)
Accumulated net realized losses on investments	(134,032,715)
Net unrealized losses on investments	(341,397)

Total net assets	$607,700,101

Net assets consists of
Class A	$305,651,851
Class B	129,395,440
Class C	137,643,060
Class I	35,009,750

Total net assets	$607,700,101

Shares outstanding (unlimited number of shares authorized)
Class A	92,730,062
Class B	39,257,950
Class C	41,761,236
Class I	10,622,013

Net asset value per share
Class A	$3.30
Class A — Offering price (based on sales charge of 4.75%)	$3.46
Class B	$3.30
Class C	$3.30
Class I	$3.30

See Notes to Financial Statements

24

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest (net of foreign withholding taxes of $619)	$26,172,532
Income from affiliate	451,426
Securities lending	71,022
Dividends	10,944

Total investment income	26,705,924

Expenses
Advisory fee	1,425,005
Distribution Plan expenses
Class A	471,511
Class B	695,284
Class C	743,101
Administrative services fee	317,207
Transfer agent fees	617,948
Trustees’ fees and expenses	5,436
Printing and postage expenses	39,765
Custodian and accounting fees	104,184
Registration and filing fees	34,424
Professional fees	23,098
Other	10,005

Total expenses	4,486,968
Less: Expense reductions	(22,154)
Expense reimbursements	(78,585)

Net expenses	4,386,229

Net investment income	22,319,695

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	4,307,839
Credit default swap transactions	(1,382)

Net realized gains on investments	4,306,457
Net change in unrealized gains or losses on investments	(26,561,713)

Net realized and unrealized gains or losses on investments	(22,255,256)

Net increase in net assets resulting from operations	$64,439

See Notes to Financial Statements

25

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income		$22,319,695		$50,178,085
Net realized gains on investments		4,306,457		2,935,671
Net change in unrealized gains or
losses on investments		(26,561,713)		14,090,164

Net increase in net assets resulting
from operations		64,439		67,203,920

Distributions to shareholders from
Net investment income
Class A		(11,058,448)		(25,511,393)
Class B		(4,375,972)		(10,353,425)
Class C		(4,676,948)		(11,450,486)
Class I		(1,341,291)		(2,935,746)

Total distributions to shareholders		(21,452,659)		(50,251,050)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	6,389,122	21,058,141	8,872,464	29,361,786
Class B	1,085,639	3,618,871	2,878,309	9,532,702
Class C	1,161,670	3,843,338	3,575,958	11,831,397
Class I	6,857,409	23,216,755	2,598,618	8,626,874

		51,737,105		59,352,759

Net asset value of shares issued in
reinvestment of distributions
Class A	2,228,145	7,352,701	5,100,535	16,899,566
Class B	627,256	2,070,004	1,480,905	4,906,603
Class C	727,107	2,399,597	1,774,970	5,879,356
Class I	149,993	495,204	418,042	1,382,768

		12,317,506		29,068,293

Automatic conversion of Class B
shares to Class A shares
Class A	404,969	1,341,386	1,001,277	3,327,267
Class B	(404,969)	(1,341,386)	(1,001,277)	(3,327,267)

		0		0

Payment for shares redeemed
Class A	(14,891,957)	(49,354,433)	(33,580,433)	(111,126,729)
Class B	(6,324,961)	(20,880,045)	(12,379,615)	(40,950,431)
Class C	(7,734,934)	(25,501,402)	(18,676,545)	(61,740,275)
Class I	(4,366,672)	(14,336,774)	(10,228,849)	(33,976,494)

		(110,072,654)		(247,793,929)

Net decrease in net assets resulting
from capital share transactions		(46,018,043)		(159,372,877)

Total decrease in net assets		(67,406,263)		(142,420,007)
Net assets
Beginning of period		675,106,364		817,526,371

End of period		$607,700,101		$675,106,364

Overdistributed net investment
income		$(1,973,676)		$(955,531)

See Notes to Financial Statements

26

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen High Income Fund (the “Fund”) (formerly, Evergreen High Yield Bond Fund) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Foreign securities traded on an established exchange are valued at the last sales price on the exchange where the security is primarily traded. If there has been no sale, the securities are valued at the mean between bid and asked prices. Foreign securities may be valued at fair value according to procedures approved by the Board of Trustees if the closing price is not reflective of current market values due to trading or events occurring in the foreign markets between the close of the established exchange and the valuation time of the Fund. In addition, substantial changes in

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

values in the U.S. markets subsequent to the close of a foreign market may also affect the values of securities traded in the foreign market. The value of foreign securities may be adjusted if such movements in the U.S. market exceed a specified threshold.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

e. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counter-party.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

f. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date. Foreign income and capital gains realized on some securities may be subject to foreign taxes, which are accrued as applicable.

g. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

h. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

i. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended October 31, 2007, the advisory fee was equivalent to 0.45% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $78,585.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.19% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2007, the Fund paid brokerage commissions of $1,699 to Wachovia Securities, LLC.

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2007, EIS received $7,658 from the sale of Class A shares and $178,897 and $2,913 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were $363,764,153 and $365,310,096, respectively, for the six months ended October 31, 2007.

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $72,444,518 and $74,145,236, respectively.

At October 31, 2007, the Fund had the following open credit default swap contracts outstanding:

Fixed
				Payments	Frequency
		Reference	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Index	Amount	the Fund	Made	Loss

12/13/2049	Goldman Sachs	CMBX	$1,050,000	0.27%	Quarterly	$3,618
North America
Index

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $675,326,576. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,422,272 and $10,607,461, respectively, with a net unrealized depreciation of $1,185,189.

As of April 30, 2007, the Fund had $137,359,520 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2011	2014	2015

$19,168,229	$38,451,200	$57,513,490	$15,936,101	$1,353,885	$4,936,615

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and elected to defer post-October losses of $58,231.

31

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended October 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution

32

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value

33

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

34

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT

ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen High Income Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio

35

ADDITIONAL INFORMATION (unaudited) continued

management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer

36

ADDITIONAL INFORMATION (unaudited) continued

mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions,

37

ADDITIONAL INFORMATION (unaudited) continued

and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class B shares (the Fund’s oldest share class) had underperformed the Fund’s benchmark index, the Merrill Lynch High-Yield Master Index, and underperformed a majority of the funds against which the Trustees compared the Fund’s performance for the one- and three-year periods ended December 31, 2006. The Trustees also noted that the Fund’s Class B shares performed in the third and second quintiles of the funds against which the Trustees compared the Fund’s performance for the five- and ten-year periods ended December 31, 2006, respectively. The Trustees noted that the Fund’s portfolio management team had recently changed and that the Fund’s performance had improved on a year-to-date basis.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

38

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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43

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

44

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

[1] Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees.
Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees,
P.O. Box 20083, Charlotte, NC 28202.
[2] Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the
Fund’s investment advisor.
[3] The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.
[4] The address of the Officer is 200 Berkeley Street, Boston, MA 02116.
[5] Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer
of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

45

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564355 rv5 12/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564355  rv5   12/2007

Evergreen U.S. Government Fund

Evergreen

U.S. GOVERNMENT FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	STATEMENT OF CASH FLOWS
24	NOTES TO FINANCIAL STATEMENTS
32	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen U.S. Government Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped

1

LETTER TO SHAREHOLDERS continued

offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

2

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Lisa Brown-Premo

• Karen DiMeglio

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 1/11/1993

	Class A	Class B	Class C	Class I
Class inception date	1/11/1993	1/11/1993	9/2/1994	9/2/1993

Nasdaq symbol	EUSAX	EUSBX	EUSCX	EUSYX

6-month return with sales charge	-2.49%	-2.97%	1.02%	N/A

6-month return w/o sales charge	2.40%	2.02%	2.02%	2.54%

Average annual return*

1-year with sales charge	0.04%	-0.71%	3.29%	N/A

1-year w/o sales charge	5.06%	4.29%	4.29%	5.33%

5-year	2.41%	2.31%	2.67%	3.69%

10-year	4.44%	4.19%	4.19%	5.23%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen U.S. Government Fund Class A shares versus a similar investment in the Lehman Brothers Intermediate Term Government Bond Index (LBITGBI) and the Consumer Price Index (CPI).

The LBITGBI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

All data is as of October 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,024.02	$ 4.63
Class B	$ 1,000.00	$ 1,020.22	$ 8.43
Class C	$ 1,000.00	$ 1,020.22	$ 8.48
Class I	$ 1,000.00	$ 1,025.36	$ 3.41
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.56	$ 4.62
Class B	$ 1,000.00	$ 1,016.79	$ 8.42
Class C	$ 1,000.00	$ 1,016.74	$ 8.47
Class I	$ 1,000.00	$ 1,021.77	$ 3.40

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.91% for Class A, 1.66% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.24	0.44	0.32[1]	0.24[1]	0.19[1]	0.39
Net realized and unrealized gains or losses on investments	(0.01)[2]	0.17	(0.24)	0.19	(0.16)	0.43

Total from investment operations	0.23	0.61	0.08	0.43	0.03	0.82

Distributions to shareholders from
Net investment income	(0.24)	(0.45)	(0.36)	(0.30)	(0.29)	(0.35)

Net asset value, end of period	$ 9.96	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22

Total return[3]	2.40%	6.37%	0.82%	4.37%	0.30%	8.50%

Ratios and supplemental data
Net assets, end of period (thousands)	$216,441	$73,875	$77,581	$93,826	$109,172	$146,427
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.91%[4]	0.95%	0.98%	1.00%	1.01%	0.95%
Expenses excluding waivers/reimbursements
and expense reductions	0.96%[4]	0.99%	0.99%	1.00%	1.01%	0.95%
Net investment income (loss)	4.79%[4]	4.60%	3.18%	2.38%	1.86%	3.81%
Portfolio turnover rate	48%	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ $9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.20	0.38[1]	0.24[1]	0.17[1]	0.12[1]	0.31
Net realized and unrealized gains or losses on investments	0	0.16	(0.23)	0.19	(0.16)	0.43

Total from investment operations	0.20	0.54	0.01	0.36	(0.04)	0.74

Distributions to shareholders from
Net investment income	(0.21)	(0.38)	(0.29)	(0.23)	(0.22)	(0.27)

Net asset value, end of period	$ 9.96	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22

Total return[2]	2.02%	5.60%	0.12%	3.64%	(0.40%)	7.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$11,181	$12,653	$16,747	$25,452	$37,270	$59,362
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.66%[3]	1.69%	1.69%	1.70%	1.71%	1.70%
Expenses excluding waivers/reimbursements
and expense reductions	1.66%[3]	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income (loss)	4.06%[3]	3.83%	2.45%	1.67%	1.16%	3.04%
Portfolio turnover rate	48%	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Excluding applicable sales charges

3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.97	$ 9.81	$10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.21	0.38[1]	0.25[1]	0.17[1]	0.12[1]	0.31
Net realized and unrealized gains or losses on investments	(0.01)[2]	0.16	(0.24)	0.19	(0.16)	0.43

Total from investment operations	0.20	0.54	0.01	0.36	(0.04)	0.74

Distributions to shareholders from
Net investment income	(0.21)	(0.38)	(0.29)	(0.23)	(0.22)	(0.27)

Net asset value, end of period	$ 9.96	$ 9.97	$ 9.81	$10.09	$ 9.96	$ 10.22

Total return[3]	2.02%	5.60%	0.12%	3.64%	(0.40%)	7.69%

Ratios and supplemental data
Net assets, end of period (thousands)	$8,965	$7,669	$7,973	$9,820	$14,207	$26,013
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.67%[4]	1.69%	1.69%	1.70%	1.71%	1.70%
Expenses excluding waivers/reimbursements
and expense reductions	1.67%[4]	1.69%	1.69%	1.70%	1.71%	1.70%
Net investment income (loss)	4.07%[4]	3.86%	2.47%	1.67%	1.17%	2.99%
Portfolio turnover rate	48%	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 The per share net realized and unrealized gains or losses is not in accord with the net realized and unrealized gains or losses for the period due to timing of sales and redemptions of Fund shares in relation to fluctuating market values for the portfolio .

3 Excluding applicable sales charges

4 Annualized

See Notes to Financial Statements

9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22	$ 9.75

Income from investment operations
Net investment income (loss)	0.25	0.47	0.35[1]	0.27[1]	0.22[1]	0.41
Net realized and unrealized gains or losses on investments	0	0.17	(0.24)	0.19	(0.16)	0.43

Total from investment operations	0.25	0.64	0.11	0.46	0.06	0.84

Distributions to shareholders from
Net investment income	(0.26)	(0.48)	(0.39)	(0.33)	(0.32)	(0.37)

Net asset value, end of period	$ 9.96	$ 9.97	$ 9.81	$ 10.09	$ 9.96	$ 10.22

Total return	2.54%	6.66%	1.12%	4.68%	0.60%	8.77%

Ratios and supplemental data
Net assets, end of period (thousands)	$621,983	$479,015	$436,890	$436,431	$427,356	$489,565
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%[2]	0.69%	0.69%	0.70%	0.71%	0.70%
Expenses excluding waivers/reimbursements
and expense reductions	0.67%[2]	0.69%	0.69%	0.70%	0.71%	0.70%
Net investment income (loss)	5.07%[2]	4.88%	3.48%	2.69%	2.15%	4.02%
Portfolio turnover rate	48%	97%	53%	110%	55%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.

2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 12.7%
FIXED-RATE 11.6%
FNMA:
4.75%, 07/01/2012	$ 970,367	$ 966,495
5.08%, 02/01/2016 - 03/01/2016	11,288,719	11,151,868
5.15%, 11/01/2017	4,186,209	4,131,899
5.31%, 04/01/2016	3,200,000	3,200,438
5.37%, 12/01/2024	917,025	916,520
5.48%, 04/01/2010	1,021,476	1,038,372
5.50%, 04/01/2016	7,680,000	7,738,061
5.55%, 05/01/2016	3,300,000	3,346,487
5.64%, 12/01/2013	3,000,000	3,041,791
5.65%, 08/01/2022	1,599,735	1,624,323
5.66%, 12/01/2016	1,732,000	1,762,604
5.67%, 03/01/2016 - 11/01/2021	12,729,989	12,985,480
5.68%, 08/01/2016 ##	12,197,977	12,488,626
5.68%, 04/01/2021	555,997	566,144
5.70%, 03/01/2016	1,037,203	1,060,752
5.75%, 05/01/2021	3,911,913	4,009,182
5.95%, 06/01/2024	1,970,706	2,031,502
6.07%, 09/01/2013	3,122,509	3,258,900
6.08%, 01/01/2019	7,252,011	7,472,255
6.18%, 06/01/2013	9,421,721	9,865,767
6.32%, 08/01/2012	2,954,117	3,099,902
6.35%, 08/01/2009 - 10/01/2009	1,092,984	1,114,234
6.95%, 04/01/2017	424,029	424,029
6.99%, 09/01/2014	336,762	344,241
7.48%, 01/01/2025	1,158,855	1,256,442
Ser. 2002-M1, Class C, 6.17%, 02/25/2016	920,724	948,116

		99,844,430

FLOATING-RATE 1.1%
FHLMC, 5.82%, 03/01/2037 ##	9,157,522	9,317,321

Total Agency Commercial Mortgage-Backed Securities
(cost $109,297,005)		109,161,751

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 27.5%
FIXED-RATE 3.2%
FHLMC:
Ser. 0243, Class 6, IO, 6.00%, 12/15/2032	359,478	85,067
Ser. 1807, Class C, 6.00%, 12/15/2008	73,883	74,084
Ser. 2043, Class ZP, 6.50%, 04/15/2028	562,358	579,611
Ser. 2046, Class G, 6.50%, 04/15/2028	334,605	345,656
Ser. 2058, Class TE, 6.50%, 05/15/2028	342,077	353,229
Ser. 2072, Class A, 6.50%, 07/15/2028	1,250,169	1,287,987
Ser. 2078, Class PE, 6.50%, 08/15/2028	649,695	670,528
Ser. 2173, Class Z, 6.50%, 07/15/2029	741,867	767,893
Ser. 2262, Class Z, 7.50%, 10/15/2030	284,421	300,613

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FIXED-RATE continued
FHLMC:
Ser. 2326, Class ZP, 6.50%, 06/15/2031	$ 28,641	$ 29,507
Ser. 2367, Class BC, 6.00%, 04/15/2016	17,221	17,217
Ser. 2461 Class PZ, 6.50%, 06/15/2032	678,963	699,678
Ser. 3098, Class KI, IO, 5.50%, 11/15/2024	1,134,499	80,286
FNMA:
Ser. 0342, Class 2, IO, 6.00%, 09/01/2033	132,566	32,472
Ser. 1993-215, Class ZQ, 6.50%, 11/25/2023	675,248	694,054
Ser. 1999, Class LH, 6.50%, 11/25/2029	421,725	437,463
Ser. 2001-82, Class ZA, 6.50%, 01/25/2032	289,343	295,934
Ser. 2002-09, Class PC, 6.00%, 03/25/2017	722,620	738,287
Ser. 2002-56, Class KW, 6.00%, 04/25/2023	1,190,000	1,202,233
Ser. 2002-W4, Class A4, 6.25%, 05/25/2042	2,632,086	2,691,811
Ser. 2002-W5, Class A7, 6.25%, 08/25/2030	2,313,224	2,316,112
Ser. 2003-033, Class IA, IO, 6.50%, 05/25/2033	350,135	82,516
Ser. 2003-046, Class IH, IO, 5.50%, 06/25/2033	3,142,029	668,215
Ser. 2003-084, Class PW, 3.00%, 06/25/2022	314,293	311,933
Ser. 2005-071, Class DB, 4.50%, 08/25/2025	4,000,000	3,749,160
Ser. 2006-093, Class PK, 5.50%, 04/25/2036	7,966,289	7,997,106
GNMA:
Ser. 2002-025, Class B, 6.21%, 03/16/2021	188,742	190,093
Ser. 2002-026, Class C, FRN, 5.99%, 02/16/2024	398,204	403,038

		27,101,783

FLOATING-RATE 24.3%
FHLMC:
Ser. 06, Class B, 5.48%, 03/25/2023	706,327	712,825
Ser. 1220, Class A, 5.48%, 02/15/2022	319,646	320,368
Ser. 1370, Class JA, 6.28%, 09/15/2022	264,484	271,737
Ser. 1498, Class I, 6.28%, 04/15/2023	167,361	172,124
Ser. 1533, Class FA, 6.23%, 06/15/2023	58,574	60,123
Ser. 1616, Class FB, 5.26%, 11/15/2008	369,568	368,673
Ser. 1671, Class TA, 5.625%, 02/15/2024	555,794	558,783
Ser. 1687, Class FA, 5.41%, 02/15/2009	1,760,336	1,755,901
Ser. 1699, Class FB, 6.125%, 03/15/2024	998,989	1,025,343
Ser. 1939, Class FB, 6.125%, 04/15/2027	404,491	415,133
Ser. 2005-S001, Class 1A2, 5.02%, 09/25/2035	3,601,838	3,528,684
Ser. 2030, Class F, 5.59%, 02/15/2028	840,910	846,720
Ser. 2181, Class PF, 5.49%, 05/15/2029	403,723	405,060
Ser. 2315, Class FD, 5.59%, 04/15/2027	296,976	299,043
Ser. 2334, Class FO, 6.06%, 07/15/2031 ##	11,481,143	11,671,737
Ser. 2380, Class FL, 5.69%, 11/15/2031 ##	13,341,627	13,499,591
Ser. 2388, Class FG, 5.59%, 12/31/2031	2,769,823	2,811,063
Ser. 2395, Class FD, 5.69%, 05/15/2029	3,451,138	3,505,080
Ser. 2399, Class XF, 6.04%, 01/15/2032 ##	13,458,502	13,642,456
Ser. 2401, CL FA, 5.74%, 07/15/2029	1,199,169	1,216,643
Ser. 2481, Class FE, 6.09%, 03/15/2032 ##	11,564,225	11,911,383

See Notes to Financial Statements

12

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

		Principal
		Amount	Value

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS continued
FLOATING-RATE continued
FHLMC:
Ser. 2504, Class FP, 5.59%, 03/15/2032		$ 584,414	$ 591,084
Ser. 2515, Class FP, 5.49%, 10/15/2032		2,197,226	2,212,424
Ser. 2691, Class FC, 5.79%, 10/15/2033		2,089,583	2,136,055
Ser. T-66, Class 2A1, 7.75%, 01/25/2036 ##		28,719,188	30,126,098
Ser. T-67, Class 1A1C, 7.86%, 03/25/2036 ##		30,065,641	32,385,813
Ser. T-67, Class 2A1C, 7.80%, 03/25/2036 ##		8,941,411	9,575,005
FNMA:
Ser. 1991, Class F:
5.73%, 05/25/2021		645,092	664,555
6.18%, 11/25/2021		146,003	150,736
Ser. 1991 Class FA, 5.78%, 04/25/2021		25,529	25,745
Ser. 1993-221, Class FH, FRN, 5.97%, 12/25/2008		938,721	943,537
Ser. 1994, Class F, 5.48%, 02/25/2024		480,614	485,896
Ser. 1997-34, Class	F, 5.53%, 10/25/2023	2,936,426	2,973,866
Ser. 1997-49, Class	F, 5.56%, 06/17/2027	413,712	416,844
Ser. 1999-49, Class	F, 5.27%, 05/25/2018	834,362	839,279
Ser. 2000-32, Class	FM, 5.49%, 10/18/2030	438,528	442,498
Ser. 2001-53, Class	CF, 5.27%, 10/25/2031	57,109	57,154
Ser. 2002-07, Class	FB, 5.27%, 02/25/2028	277,699	280,897
Ser. 2002-13, Class	FE, 5.77%, 02/27/2031	3,779,890	3,865,013
Ser. 2002-41, Class	F, 5.42%, 07/25/2032	3,254,671	3,297,146
Ser. 2002-67, Class	FA, 5.87%, 11/25/2032 ##	9,020,253	9,293,025
Ser. 2002-68, Class	FN, 5.49%, 10/18/2032	4,041,004	4,061,169
Ser. 2002-77, Class	F, 5.47%, 12/25/2032 ##	14,183,173	14,365,143
Ser. 2002-77, Class	FA, 6.04%, 10/18/2030	6,792,624	6,997,626
Ser. 2002-77, Class	FG, 5.59%, 12/18/2032	1,446,934	1,458,452
Ser. 2002-W5, Class A27, 5.37%, 11/25/2030		2,390,391	2,400,065
Ser. 2003-11, Class	DF, 5.32%, 02/25/2033	2,556,617	2,567,937
Ser. 2003-11, Class	FE, 5.37%, 12/25/2033	575,726	580,055
Ser. 2003-24, Class	FL, 5.32%, 04/25/2018	2,857,459	2,888,823
Ser. G93, Class FH, 6.03%, 04/25/2023		141,556	145,650
GNMA:
Ser. 1999, Class FA, 5.51%, 11/16/2029		1,011,982	1,020,158
Ser. 1999-40, Class	FL, 5.65%, 02/17/2029	208,802	211,020
Ser. 2000-36, Class	FG, 5.50%, 11/20/2030	376,143	378,885
Ser. 2001-21, Class	FB, 5.46%, 01/16/2027	510,436	511,952
Ser. 2001-22, Class	FG, 5.41%, 05/16/2031	842,121	845,583
Ser. 2002-15, Class	F, 5.61%, 02/16/2032	654,250	660,138
Ser. 2006-47, Class	SA, IO, 1.74%, 08/16/2036	1,554,533	93,431

			208,947,227

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $234,388,647)			236,049,010

See Notes to Financial Statements

13

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 74.3%
FIXED-RATE 56.4%
FHLMC:
6.00%, 05/01/2018 - 10/01/2032	$ 3,135,951	$ 3,189,890
6.50%, 04/01/2018 - 07/01/2031	2,768,206	2,849,675
7.00%, 12/01/2023 - 05/01/2029	219,624	229,827
7.50%, 04/01/2023 - 08/01/2028	1,348,237	1,426,199
8.00%, 08/01/2023 - 11/01/2028	479,260	508,419
8.50%, 07/01/2022 - 08/01/2026	76,664	82,400
9.00%, 01/01/2017 - 10/01/2024	197,543	211,097
9.50%, 09/01/2016 - 05/01/2021	65,171	70,278
10.00%, 08/01/2017 - 08/01/2020	2,378	2,653
10.50%, 02/01/2019 - 05/01/2020	161,320	184,165
FHLMC 15 year:
4.50%, TBA #	12,000,000	11,606,256
6.00%, TBA #	9,750,000	9,913,010
FHLMC 30 year:
5.50%, TBA #	88,125,000	86,761,794
6.00%, TBA #	140,340,000	141,239,018
6.50%, TBA #	64,800,000	66,268,109
FNMA:
4.12%, 09/01/2010	1,410,674	1,393,715
4.98%, 01/01/2020	961,431	941,193
5.00%, 06/01/2033 - 03/01/2034	6,850,437	6,609,477
5.12%, 01/01/2016	2,516,681	2,525,523
5.24%, 12/01/2012	800,126	807,847
5.39%, 01/01/2024	3,792,576	3,773,917
5.50%, 05/01/2024	8,689,294	8,831,798
5.50%, 05/01/2037 ##	34,956,965	34,109,193
5.55%, 09/01/2019	6,666,376	6,674,842
5.70%, 09/01/2017	1,450,718	1,467,213
5.75%, 02/01/2009	1,761,124	1,792,789
6.00%, 02/01/2008 - 04/01/2033	5,734,537	5,802,528
6.00%, 11/01/2032 ##	17,173,271	17,393,704
6.50%, 06/01/2017 - 07/01/2047	11,638,769	11,838,309
7.00%, 11/01/2026 - 10/01/2047	18,165,541	18,635,919
7.50%, 12/01/2017 - 01/01/2033	2,313,762	2,447,482
8.00%, 08/01/2020 - 02/01/2030	2,300,779	2,442,634
8.50%, 08/01/2014 - 08/01/2029	413,409	444,130
9.00%, 06/01/2021 - 04/01/2025	269,902	293,826
9.50%, 10/01/2020 - 02/01/2023	38,731	42,043
11.00%, 01/01/2016	35,815	38,150
11.25%, 02/01/2016	88,976	99,540
FNMA 30 year, 5.00%, TBA #	24,700,000	23,692,709
GNMA:
6.00%, 02/15/2009 - 08/20/2034	4,230,333	4,472,818
6.50%, 12/15/2025 - 09/20/2033	597,772	615,420
7.00%, 12/15/2022 - 05/15/2032	479,938	505,717

See Notes to Financial Statements

14

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
GNMA:
7.34%, 10/20/2021 - 09/20/2022	$ 575,201	$ 604,228
7.50%, 02/15/2022 - 06/15/2032	894,318	945,934
8.00%, 04/15/2023 - 06/15/2025	94,202	100,206
8.50%, 07/15/2016	2,287	2,450
9.00%, 03/15/2009 - 04/15/2021	110,198	118,866
10.00%, 12/15/2018	66,641	75,783
14.00%, 02/15/2012 - 06/15/2012	224,803	259,208

		484,341,901

FLOATING-RATE 17.9%
FHLMC:
5.86%, 12/01/2036 ##	12,403,426	12,631,774
5.89%, 02/01/2037 ##	12,593,468	12,830,981
Ser. T-75, Class A1, 4.91%, 11/25/2036 ##	17,889,678	17,805,417
FNMA:
4.125%, 12/25/2025 ##	18,054,952	17,894,985
5.53%, 07/01/2032	4,180,464	4,289,671
5.54%, 11/01/2030	610,704	625,217
5.57%, 01/01/2038	2,195,772	2,194,564
6.04%, 11/01/2033	3,450,434	3,512,628
6.18%, 04/01/2029 - 10/01/2041	6,168,268	6,273,687
6.23%, 09/01/2041	8,497,737	8,511,289
6.375%, 06/01/2040 - 01/01/2041	9,970,750	10,351,439
7.00%, 01/01/2011	16,244	16,470
7.20%, 11/01/2018	292,877	308,326
7.23%, 07/01/2025	347,204	362,565
7.37%, 05/01/2030	310,717	323,801
7.40%, 04/01/2036 ##	28,316,845	30,494,410
SBA:
5.08%, 08/25/2031	1,020,347	1,035,367
5.10%, 09/25/2030 - 11/25/2030	1,613,005	1,636,262
5.125%, 03/25/2027 - 03/25/2035	3,509,283	3,567,454
5.16%, 10/25/2029 - 11/25/2029	11,672,691	11,892,677
5.18%, 10/25/2031	7,353,808	7,488,162

		154,047,146

Total Agency Mortgage-Backed Pass Through Securities
(cost $633,931,858)		638,389,047

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES 2.5%
FHLMC, Ser. T-60, Class 1A-1, 6.50%, 03/25/2044	1,118,141	1,155,733
FNMA:
Ser. 2002-T1, Class A3, 7.50%, 11/25/2031	2,405,884	2,546,869
Ser. 2002-T16, Class A1, 6.50%, 07/25/2042	3,826,660	4,000,314
Ser. 2002-W3, Class A5, 7.50%, 01/25/2028	402,023	423,619
Ser. 2002-W8, Class A4, 7.00%, 06/25/2017	1,202,223	1,246,837

See Notes to Financial Statements

15

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY REPERFORMING MORTGAGE-BACKED PASS THROUGH
SECURITIES continued
FNMA:
Ser. 2003-W1, Class 1A-1, 6.50%, 12/25/2042	$ 1,982,046	$ 2,039,199
Ser. 2004-T1, Class 1A-2, 6.50%, 01/25/2044	1,751,766	1,792,162
FHLMC:
Ser. 2406, Class FP, 6.07%, 01/15/2032	3,985,230	4,039,752
Ser. 2406, Class PF, 6.07%, 12/15/2031	3,804,427	3,891,086

Total Agency Reperforming Mortgage-Backed Pass Through Securities
(cost $21,207,183)		21,135,571

ASSET-BACKED SECURITIES 1.0%
Argent Securities Inc., Ser. 2004-W8, Class A2, FRN, 5.35%, 05/25/2034	778,579	776,967
CitiBank Credit Card Issuance Trust, Ser. 2003-A3, Class A3, 6.875%, 11/16/2009 .	1,365,000	1,365,789
Countrywide Asset-Backed Certificates:
Ser. 2005-16, Class 2AF2, 5.38%, 02/25/2030	370,000	368,213
Ser. 2005-17, Class 1AF2, 5.36%, 05/25/2036	250,000	248,793
HSBC Home Equity Loan Trust, Ser. 2005-3, Class A1, FRN, 5.26%, 01/20/2035	386,737	381,748
Lehman XS Trust:
Ser. 2005-2, Class 2A1B, 5.18%, 08/25/2035	345,169	344,665
Ser. 2005-4, Class 2A1B, 5.17%, 10/25/2035	275,796	274,284
Ser. 2005-10, Class 2A3B, 5.55%, 01/25/2036	409,617	408,093
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A	4,000,000	3,683,760
Popular Mtge. Trust, Ser. 2005-A, Class B3, 5.68%, 01/25/2036	380,000	379,187
Residential Asset Mortgage Products, Inc., Ser. 2004-RS7, Class AI3, 4.45%,
07/25/2028	76,692	76,383
Susquehanna Auto Lease Trust, Ser. 2006-1, Class A2, 5.20%, 05/14/2008 144A	190,715	190,712

Total Asset-Backed Securities (cost $8,822,956)		8,498,594

COMMERCIAL MORTGAGE-BACKED SECURITIES 2.0%
FIXED-RATE 0.8%
Banc of America Comml. Mtge. Securities, Inc., Ser. 2006-05, Class A2, 5.32%,
10/10/2011	1,025,000	1,038,530
GE Capital Comml. Mtge. Corp., Ser. 2005-C3, Class A2, 4.85%, 07/10/2045	660,000	658,957
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2005-LDP4, Class A2,
4.79%, 10/15/2042	950,000	947,074
LB-UBS Comml. Mtge. Trust, Ser. 2005-C5, Class A2, 4.89%, 09/15/2030	790,000	791,714
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	3,618,000	3,660,620

		7,096,895

FLOATING-RATE 1.2%
Credit Suisse First Boston Mtge. Securities:
Ser. 2004-TF2A, Class H, 5.79%, 11/15/2019 144A	1,900,000	1,904,465
Ser. 2004-TF2A, Class J, 6.04%, 11/15/2019 144A	1,828,000	1,821,920
Ser. 2005-TFLA, Class J, 6.04%, 02/15/2020 (h)	961,000	961,000
Merrill Lynch Floating Trust, Ser. 2006-1, Class A1, 5.16%, 06/15/2022 144A	5,618,739	5,589,227

		10,276,612

Total Commercial Mortgage-Backed Securities (cost $17,293,509)		17,373,507

See Notes to Financial Statements

16

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS 2.0%
FHLB, 5.33%, 07/16/2008 ## (cost $17,000,000)	$ 17,000,000	$ 17,027,404

U.S. TREASURY OBLIGATIONS 4.3%
U.S. Treasury Notes:
4.00%, 02/15/2014 (p)	14,500,000	14,317,619
4.75%, 12/31/2008 - 08/15/2017 (p)	22,500,000	22,885,865

Total U.S. Treasury Obligations (cost $36,917,429)		37,203,484

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 6.4%
FIXED-RATE 4.2%
Citigroup Mtge. Loan Trust Inc., Ser. 2003-HE2, Class M6, 5.54%, 03/25/2036	250,000	248,650
Countrywide Alternative Loan Trust:
Ser. 2004-1T1, Class A6, 5.75%, 02/25/2034	5,000,000	5,048,450
Ser. 2005-46CB, Class A14, 5.50%, 10/25/2035	10,000,000	9,534,500
Countrywide Home Loans, Inc., Ser. 2006-18, Class 2A5, 6.00%, 12/25/2036	4,050,000	3,979,299
Credit Suisse Mtge. Capital Cert., Ser. 2006-9, Class 4A1, 6.00%, 11/25/2036	10,778,457	10,489,486
Residential Accredit Loans, Inc.:
Ser. 2006-QS4, Class A4, 6.00%, 04/25/2036	5,000,000	4,956,550
Ser. 2006-QS5, Class A2, 6.00%, 05/25/2036	634,430	633,523
Residential Asset Securitization Trust, Ser. 2006-A9CB, Class A5, 6.00%,
07/25/2036	1,022,322	1,022,782

		35,913,240

FLOATING-RATE 2.2%
Countrywide Home Loans, Inc., Ser. 2004-29, Class 3A1, 6.17%, 02/25/2035	9,790,835	9,872,491
Credit Suisse First Boston Mtge. Securities Corp., Ser. 2003 AR2, 5.35%,
02/25/2033	8,166,714	8,091,334
Deutsche Securities, Inc.:
Ser. 2006-AB2, Class A7, 5.96%, 06/25/2036	513,687	511,339
Ser. 2006-AB3, Class A7, 6.36%, 07/25/2036	152,153	151,622
Washington Mutual, Inc., Ser. 2005-AR8, Class 2AB1, 5.12%, 07/25/2045	55,933	55,863

		18,682,649

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $55,101,519)		54,595,889

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 1.3%
FIXED-RATE 1.3%
Countrywide Alternative Loan Trust, Ser. 2004-2CB, Class M, 5.67%,
03/25/2034 ## (cost $11,047,929)	11,080,825	10,799,704

See Notes to Financial Statements

17

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

		Principal
		Amount	Value

YANKEE OBLIGATIONS - CORPORATE 3.7%
FINANCIALS 3.7%
Diversified Financial Services 3.7%
Preferred Term Securities IV, Ltd., FRN, 7.94%, 12/23/2031 144A (h)		$ 4,312,610	$ 4,318,001
Preferred Term Securities V, Ltd., FRN, 7.30%, 04/03/2032 144A		5,323,800	5,379,966
Preferred Term Securities VI, Ltd., FRN, 7.00%, 07/03/2032 144A (h)		1,102,776	1,104,154
Preferred Term Securities XII, Ltd., FRN, 7.31%, 12/24/2033 144A		5,000,000	5,066,650
Preferred Term Securities XIV, Ltd., FRN:
6.29%, 06/24/2034 144A		1,050,000	1,054,378
7.26%, 06/24/2034 144A		12,500,000	12,653,875
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.63%, 01/25/2035 144A		2,200,000	2,206,468

Total Yankee Obligations - Corporate (cost $31,650,031)			31,783,492

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.6%
REPURCHASE AGREEMENT ^ 2.6%
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $22,596,782	(cost $22,593,688)	22,593,688	22,593,688

SHORT-TERM INVESTMENTS 1.3%

		Shares	Value

MUTUAL FUND SHARES 1.3%
Evergreen Institutional U.S. Government Money Market Fund, Class I,
4.60% q ø ## (cost $10,847,442)		10,847,442	10,847,442

Total Investments (cost $1,210,099,196) 141.6%			1,215,458,583
Other Assets and Liabilities (41.6%)			(356,888,349)

Net Assets 100.0%			$ 858,570,234

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
(p)	All or a portion of this security is on loan.
^	Collateral is pooled with the collateral of other Evergreen funds and allocated on a pro-rata basis into 104 issues of high grade short-term securities such that sufficient collateral is applied to the respective repurchase agreement.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

See Notes to Financial Statements

18

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
FRN	Floating Rate Note
IO	Interest Only
GNMA	Government National Mortgage Association
SBA	Small Business Administration
TBA	To Be Announced

The following table shows the percent of total investments (excluding segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of October 31, 2007:

Less than 1 year	8.6%
1 to 3 year(s)	9.4%
3 to 5 years	36.4%
5 to 10 years	42.7%
10 to 20 years	2.3%
Greater than 30 years	0.6%

100.0%

The following table shows the percent of total investments (excluding segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	95.0%
AA	0.9%
A	4.1%

100.0%

See Notes to Financial Statements

19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $1,199,251,754) including $34,240,386
of securities loaned	$ 1,204,611,141
Investments in affiliated money market fund, at value (cost $10,847,442)	10,847,442

Total investments	1,215,458,583
Receivable for securities sold	90,438,457
Principal paydown receivable	80,773
Receivable for Fund shares sold	2,375,365
Interest receivable	5,265,778
Receivable for securities lending income	9,716
Receivable for credit default swap payments	2,775
Prepaid expenses and other assets	46,117

Total assets	1,313,677,564

Liabilities
Dividends payable	1,165,299
Payable for securities purchased	428,778,083
Payable for Fund shares redeemed	1,101,745
Unrealized losses on total return swap transactions	356,035
Unrealized losses on credit default swap transactions	450,342
Deferred swap discount	588,658
Payable for securities on loan	22,593,688
Advisory fee payable	2,288
Due to other related parties	3,429
Accrued expenses and other liabilities	67,763

Total liabilities	455,107,330

Net assets	$ 858,570,234

Net assets represented by
Paid-in capital	$ 872,583,523
Overdistributed net investment income	(892,604)
Accumulated net realized losses on investments	(17,673,695)
Net unrealized gains on investments	4,553,010

Total net assets	$ 858,570,234

Net assets consists of
Class A	$ 216,441,414
Class B	11,180,917
Class C	8,964,863
Class I	621,983,040

Total net assets	$ 858,570,234

Shares outstanding (unlimited number of shares authorized)
Class A	21,731,534
Class B	1,122,546
Class C	900,081
Class I	62,446,965

Net asset value per share
Class A	$ 9.96
Class A — Offering price (based on sales charge of 4.75%)	$ 10.46
Class B	$ 9.96
Class C	$ 9.96
Class I	$ 9.96

See Notes to Financial Statements

20

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$ 21,462,846
Income from affiliate	781,095
Securities lending	43,134

Total investment income	22,287,075

Expenses
Advisory fee	1,541,427
Distribution Plan expenses
Class A	321,126
Class B	58,972
Class C	41,020
Administrative services fee	386,834
Transfer agent fees	435,216
Trustees’ fees and expenses	13,960
Printing and postage expenses	24,444
Custodian and accounting fees	126,447
Registration and filing fees	15,976
Professional fees	20,768
Interest expense	17,754
Other	6,887

Total expenses	3,010,831
Less: Expense reductions	(11,990)
Expense reimbursements	(53,521)

Net expenses	2,945,320

Net investment income	19,341,755

Net realized and unrealized gains or losses on investments
Net realized losses on:
Securities	(1,703,357)
Total return swap transactions	(441,608)

Net realized losses on investments	(2,144,965)
Net change in unrealized gains or losses on investments	4,468,935

Net realized and unrealized gains or losses on investments	2,323,970

Net increase in net assets resulting from operations	$ 21,665,725

See Notes to Financial Statements

21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income	$ 19,341,755		$ 26,183,752
Net realized losses on investments		(2,144,965)		(415,925)
Net change in unrealized gains or losses
on investments		4,468,935		9,001,559

Net increase in net assets resulting from
operations		21,665,725		34,769,386

Distributions to shareholders from
Net investment income
Class A		(5,279,658)		(3,445,960)
Class B		(247,412)		(564,283)
Class C		(172,488)		(294,916)
Class I		(14,189,544)		(21,740,316)

Total distributions to shareholders		(19,889,102)		(26,045,475)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	570,642	5,604,692	859,580	8,489,247
Class B	86,359	851,568	228,197	2,246,261
Class C	219,251	2,160,365	170,228	1,688,996
Class I	20,099,741	198,195,956	12,147,068	120,215,524

		206,812,581		132,640,028

Net asset value of shares issued in
reinvestment of distributions
Class A	404,899	3,997,632	263,381	2,608,321
Class B	16,866	166,493	39,575	391,753
Class C	11,683	115,381	19,966	197,719
Class I	1,016,425	10,037,601	1,642,616	16,271,000

		14,317,107		19,468,793

Automatic conversion of Class B shares
to Class A shares
Class A	33,560	331,395	109,899	1,083,270
Class B	(33,560)	(331,395)	(109,899)	(1,083,270)

		0		0

Payment for shares redeemed
Class A	(6,924,491)	(68,204,320)	(1,728,671)	(17,088,408)
Class B	(216,849)	(2,137,450)	(595,371)	(5,881,001)
Class C	(100,326)	(987,055)	(233,476)	(2,306,414)
Class I	(6,734,473)	(66,420,589)	(10,262,151)	(101,536,649)

		(137,749,414)		(126,812,472)

Net asset value of shares issued in
acquisition
Class A	20,234,248	200,202,084	0	0

Net increase in net assets resulting from
capital share transactions		283,582,358		25,296,349

Total increase in net assets		285,358,981		34,020,260
Net assets
Beginning of period		573,211,253		539,190,993

End of period	$ 858,570,234		$ 573,211,253

Overdistributed net investment income	$ (892,604)		$ (345,257)

See Notes to Financial Statements

22

STATEMENT OF CASH FLOWS

Period Ended October 31, 2007

Increase in Cash
Cash Flows from Operating Activities:
Net increase in net assets from operations	$ 21,665,725
Adjustments to reconcile net increase in net assets from
Operations to net cash provided by operating activities:
Purchase of investment securities (including mortgage dollar rolls)	(2,064,749,806)
Proceeds from disposition of investment securities (including mortgage dollar rolls)	1,624,093,144
Sales of short-term investment securities, net	23,850,030
Increase in interest receivable	(2,056,535)
Decrease in receivable for securities sold	72,986,629
Increase in receivable for Fund shares sold	(1,453,037)
Increase in other assets	(36,140)
Increase in payable for securities purchased	60,536,024
Increase in payable for Fund shares redeemed	126,311
Decrease in accrued expenses	(41,480)
Unrealized appreciation on investments	(4,468,935)
Net realized loss from investments	2,909,300

Net cash provided by operating activities	(266,638,770)

Cash Flows from Financing Activities:
Increase in additional paid-in capital	271,626,081
Cash distributions paid	(4,987,311)

Net cash used in financing activities	266,638,770

Net increase in cash	$ 0

Cash:
Beginning of period	$ 0

End of period	$ 0

See Notes to Financial Statements

23

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen U.S. Government Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Reverse repurchase agreements

To obtain short-term financing, the Fund may enter into reverse repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be credit-worthy. At the time the Fund enters into a reverse repurchase agreement, it will establish a segregated account with the custodian containing qualified assets having a value not less than the repurchase price, including accrued interest. If the counterparty to the transaction is rendered insolvent, the Fund may be delayed or limited in the repurchase of the collateral securities.

d. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

e. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

f. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counter-party at redelivery or if there are variances in paydown speed between the mortgage-related pools.

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counterparty.

h. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

i. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

j. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

k. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

l. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid an annual fee starting at 0.42% and declining to 0.35% as average daily net assets increase. For the six months ended October 31, 2007, the advisory fee was equivalent to 0.40% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $53,521.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.11% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

For the six months ended October 31, 2007, EIS received $2,274 from the sale of Class A shares and $13,877 and $106 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. ACQUISITION

Effective at the close of business on May 18, 2007, the Fund acquired the net assets of Atlas U.S. Government and Mortgage Securities Fund in a tax-free exchange for Class A shares of the Fund. Shares were issued to shareholders of Atlas U.S. Government and Mortgage Securities Fund at an exchange ratio of 1.00 for Class A of the Fund. The acquired net assets consisted primarily of portfolio securities with unrealized appreciation of $2,360,830. The aggregate net assets of the Fund and Atlas U.S. Government and Mortgage Securities Fund immediately prior to the acquisition were $570,150,705 and $200,202,084, respectively. The aggregate net assets of the Fund immediately after the acquisition were $770,352,789.

6. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 832,983,391	$ 134,522,842	$ 414,598,890	$ 63,500,928

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $34,240,386 and $35,064,062, respectively. Of the total value of the collateral received for securities on loan, $12,470,374 represents the market value of U.S. government agency obligations received as non-cash collateral.

At October 31, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed	Frequency
		Reference	Notional	Payments	of Payments	Unrealized
Expiration	Counterparty	Index	Amount	Made	Made	Loss

12/13/2049	Goldman Sachs	Dow Jones	$1,157,762	0.27%	Quarterly	$450,342
	Group, Inc.	CDX, North
America
Investment
Grade Index

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

At October 31, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

11/01/2007	$10,000,000	Agreement dated 05/11/2007 to receive 31 basis	Lehman Brothers	$118,762
		points and to receive the positive spread return or	Holdings, Inc
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	10,000,000	Agreement dated 07/17/2007 to receive 30 basis	CitiBank, Inc.	118,845
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	10,000,000	Agreement dated 08/03/2007 to receive 35 basis	JPMorgan Chase	118,428
		points and to receive the positive spread return or	& Co.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $1,210,232,474. The gross unrealized appreciation and depreciation on securities based on tax cost was $9,022,200 and $3,796,091, respectively, with a net unrealized appreciation of $5,226,109.

As of April 30, 2007, the Fund had $15,528,730 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2014	2015

$4,853,705	$ 437,595	$ 1,202	$ 3,241,214	$ 6,995,014

7. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

8. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

9. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At

29

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

10. FINANCING AGREEMENT AND OTHER BORROWINGS

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% .

During the six months ended October 31, 2007, the Fund entered into reverse repurchase agreements that had an average daily balance outstanding of $405,350 with a weighted average interest rate of 4.38% and paid interest of $17,754 of the Fund’s average daily net assets (on an annualized basis).

11. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the

30

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

12. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

31

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen U.S. Government Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

32

ADDITIONAL INFORMATION (unaudited) continued

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

33

ADDITIONAL INFORMATION (unaudited) continued

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific

34

ADDITIONAL INFORMATION (unaudited) continued

fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class A shares had outperformed the Fund’s benchmark index, the Lehman Brothers Intermediate Term Government Bond Index, and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees also noted that, for the five- and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the Fund’s benchmark index. The Trustees noted that the Fund’s Class A shares performance was in the fourth quintile for the five-year period ended December 31, 2006, and in the third quintile for the ten-year period ended December 31, 2006, of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than most of the funds against which the Trustees compared the Fund’s performance, but near the median of that group, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

35

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

564359 rv5 12/2007

Evergreen Institutional Mortgage Portfolio

Evergreen

INSTITUTIONAL MORTGAGE PORTFOLIO

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
8	SCHEDULE OF INVESTMENTS
13	STATEMENT OF ASSETS AND LIABILITIES
14	STATEMENT OF OPERATIONS
15	STATEMENTS OF CHANGES IN NET ASSETS
16	NOTES TO FINANCIAL STATEMENTS
23	ADDITIONAL INFORMATION
28	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov.

The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Institutional Mortgage Portfolio for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped

1

LETTER TO SHAREHOLDERS continued

offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

2

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE

as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisor:

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Mehmet Camurdan, CFA

• Todd C. Kuimjian, CFA

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 6/19/2002

Class I
Class inception date	6/19/2002

Nasdaq symbol	EMSFX

6-month return	2.12%

Average annual return

1-year	5.15%

5-year	4.00%

Since portfolio inception	4.42%

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end, please go to EvergreenInvestments.com/fundperformance.

Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The advisor is reimbursing the fund for a portion of other expenses. Had expenses not been reimbursed, returns would have been lower.

4

FUND AT A GLANCE continued

LONG-TERM GROWTH

Comparison of a $1,000,000 investment in the Evergreen Institutional Mortgage Portfolio Class I shares versus a similar investment in the Merrill Lynch Mortgage Master Index† (MLMMI) and the Consumer Price Index (CPI).

The MLMMI is an unmanaged market index and does not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered to investment advisory clients of an investment advisor of an Evergreen fund (or its advisory affiliates) and through special arrangements entered into on behalf of Evergreen funds with certain financial services firms.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class I	$ 1,000.00	$ 1,021.20	$ 1.02
Hypothetical
(5% return
before expenses)
Class I	$ 1,000.00	$ 1,024.13	$ 1.02

* Expenses are equal to the Fund’s annualized expense ratio (0.20% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003[1]

Net asset value, beginning of period	$ 9.78	$ 9.57	$ 9.89	$ 9.89	$ 10.18	$ 10.00

Income from investment operations
Net investment income (loss)	0.24	0.48	0.43	0.35	0.35	0.40
Net realized and unrealized gains or losses on investments	(0.04)	0.22	(0.29)	0.10	(0.18)	0.23

Total from investment operations	0.20	0.70	0.14	0.45	0.17	0.63

Distributions to shareholders from
Net investment income	(0.25)	(0.49)	(0.46)	(0.45)	(0.45)	(0.40)
Net realized gains	0	0	0	0	(0.01)	(0.05)

Total distributions to shareholders	(0.25)	(0.49)	(0.46)	(0.45)	(0.46)	(0.45)

Net asset value, end of period	$ 9.73	$ 9.78	$ 9.57	$ 9.89	$ 9.89	$ 10.18

Total return	2.12%	7.51%	1.45%	4.66%	1.63%	6.45%

Ratios and supplemental data
Net assets, end of period (thousands)	$55,084	$62,263	$58,552	$45,997	$48,032	$28,423
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.20%[2]	0.20%	0.20%	0.20%	0.20%	0.12%[2]
Expenses excluding waivers/reimbursements
and expense reductions	0.23%[2]	0.23%	0.21%	0.24%	0.28%	0.45%[2]
Net investment income (loss)	5.03%[2]	4.97%	4.37%	3.44%	3.33%	4.74%[2]
Portfolio turnover rate	257%	131%	121%	177%	327%	148%

1 For the period from June 19, 2002 (commencement of operations), to April 30, 2003.

2 Annualized

See Notes to Financial Statements

7

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 5.4%
FIXED-RATE 4.1%
FHLMC:
6.90%, 12/01/2010 ##	$ 545,000	$ 581,450
6.98%, 10/01/2020 ##	436,416	459,716
FNMA:
6.01%, 02/01/2012	318,333	327,713
6.79%, 07/01/2009	89,905	91,664
6.91%, 07/01/2009	274,282	280,044
7.09%, 07/01/2009	270,361	276,619
7.59%, 04/01/2010	222,093	231,823

		2,249,029

FLOATING-RATE 1.3%
FNMA:
5.93%, 11/01/2036	505,549	509,389
7.18%, 12/01/2010	230,060	240,781

		750,170

Total Agency Commercial Mortgage-Backed Securities (cost $3,156,064)		2,999,199

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE OBLIGATIONS 16.2%
FIXED-RATE 16.2%
FHLMC:
Ser. 2656, Class BG, 5.00%, 10/15/2032	840,000	821,469
Ser. 2748, Class LE, 4.50%, 12/15/2017	710,000	693,287
Ser. 2941, Class XC, 5.00%, 12/15/2030	550,000	540,963
Ser. 2991, Class QD, 5.00%, 08/15/2034	465,000	457,206
Ser. 3015, Class EM, 5.00%, 10/15/2033	515,000	493,841
Ser. 3036, Class NC, 5.00%, 03/15/2031	740,000	726,975
Ser. 3072, Class NK, 5.00%, 05/15/2031	360,515	357,832
Ser. 3079, Class MD, 5.00%, 03/15/2034	550,000	527,998
Ser. 3082, Class PJ, 5.00%, 09/15/2034	550,000	527,271
Ser. 3096, Class LD, 5.00%, 01/15/2034	605,000	579,889
Ser. 3104, Class QD, 5.00%, 05/15/2034	550,000	526,827
FNMA:
Ser. 2001-71, Class QE, 6.00%, 12/25/2016	231,346	237,880
Ser. 2003-092, Class KH, 5.00%, 03/25/2032	570,000	554,715
Ser. 2004-90, Class LH, 5.00%, 04/25/2034	590,000	569,567
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	730,000	716,530
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	594,521	592,243

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $8,822,771)		8,924,493

See Notes to Financial Statements

8

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 34.2%
FIXED-RATE 30.7%
FHLMC:
4.50%, 04/01/2035	$ 1,124,685	$ 1,048,428
5.00%, 04/01/2021	756,776	746,067
6.50%, 09/01/2019	379,334	390,386
FHLMC 30 year:
5.00%, TBA #	1,120,000	1,074,325
5.50%, TBA #	5,270,000	5,186,831
FNMA:
4.06%, 06/01/2013	588,000	560,186
4.50%, 04/01/2019	327,761	317,711
4.83%, 03/01/2013	656,226	648,397
5.78%, 11/01/2011	776,089	793,089
5.88%, 09/01/2012	401,415	413,250
6.01%, 05/01/2011	374,495	384,207
6.09%, 05/01/2011	527,917	542,722
6.15%, 05/01/2011	220,370	226,673
6.22%, 04/01/2008	496,176	494,583
7.00%, 05/01/2032	49,391	51,692
7.27%, 02/01/2010	477,155	494,439
7.50%, 11/01/2029 - 10/01/2031	553,307	585,433
FNMA 15 year:
5.00%, TBA #	555,000	546,068
5.50%, TBA #	1,110,000	1,111,214
FNMA 30 year, 6.00%, TBA #	1,160,000	1,167,431
GNMA, 5.625%, 07/20/2030	135,497	136,607

		16,919,739

FLOATING-RATE 3.5%
FNMA:
5.41%, 04/01/2036	600,117	604,271
5.44%, 01/01/2036	690,130	692,324
5.85%, 07/01/2036	610,841	615,259

		1,911,854

Total Agency Mortgage-Backed Pass Through Securities (cost $18,962,960)		18,831,593

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 0.8%
FNMA, Ser. 2003-W19, Class 1A5, 5.50%, 11/25/2033 (cost $458,024)	439,689	438,277

ASSET-BACKED SECURITIES 2.0%
Deutsche Securities, Inc.:
Ser. 2005-03, Class 4A5, 5.25%, 06/25/2035	190,000	188,693
Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	575,000	572,539
Morgan Stanley Mtge. Trust, Ser. 2006-2, Class 5A3, 5.50%, 02/25/2036	290,000	278,581
Vanderbilt Mtge. & Fin., Inc., Ser. 2002-B, Class A3, 4.70%, 10/17/2018	70,506	70,348

Total Asset-Backed Securities (cost $1,119,604)		1,110,161

See Notes to Financial Statements

9

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 22.6%
FIXED-RATE 16.4%
Banc of America Comml. Mtge. Securities, Inc.:
Ser. 2004-04, Class A6, 4.88%, 07/10/2042	$ 1,000,000	$ 966,749
Ser. 2006-4, Class AM, 5.68%, 07/10/2046	460,000	459,007
Ser. 2007-02, Class A2, 5.63%, 04/10/2049	800,000	807,064
Credit Suisse First Boston Mtge. Securities Corp.:
Ser. 2003-C3, Class A2, 2.84%, 05/15/2038	425,000	420,290
Ser. 2003-C3, Class A5, 3.94%, 05/15/2038	855,000	797,565
GMAC Comml. Mtge. Securities, Inc., Ser. 2004-C2, Class A4, 5.30%,
08/10/2038	760,000	753,418
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB8, Class A4, 4.40%, 01/12/2039	840,000	792,321
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	400,000	390,996
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	570,000	578,513
Ser. 2007-LD12, Class A4, 5.88%, 02/15/2051	560,000	568,462
LB-UBS Comml. Mtge. Trust, Ser. 2003-C3, Class A4, 4.17%, 05/15/2032	440,000	414,899
Merrill Lynch/Countrywide Comml. Mtge. Trust, Ser. 2006-4, Class A3, 5.17%,
12/12/2049	672,000	650,879
Morgan Stanley, Ser. 2002-LQ3, Class A4, 5.08%, 09/15/2037	1,205,000	1,191,247
Wachovia Bank Comml. Mtge. Trust, Ser. 2003-C8, Class A1, 3.44%, 11/15/2035	217,872	214,772

		9,006,182

FLOATING-RATE 6.2%
GE Comml. Mtge. Corp., Ser. 2007-C1, Class A4, 5.54%, 12/10/2049	555,000	550,528
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A4, 5.80%, 08/10/2045 (p)	955,000	969,328
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2007-CB19, Class A4, 5.75%, 02/12/2049	830,000	841,138
Ser. 2007-LD11, Class A4, 5.82%, 06/15/2049	490,000	497,590
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	570,000	582,740

		3,441,324

Total Commercial Mortgage-Backed Securities (cost $12,392,049)		12,447,506

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 3.9%
FLOATING-RATE 3.9%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	230,000	228,086
Deutsche Securities, Inc., Ser. 2007-OA2, Class A1, 5.08%, 04/25/2047	280,210	275,304
Washington Mutual, Inc.:
Ser. 2005-AR5, Class A5, 4.67%, 05/25/2035	690,000	679,470
Ser. 2006-0A3, Class 4AB, 5.70%, 04/25/2047	412,045	402,498
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR07, Class 2A5, 5.61%,
05/25/2036	560,000	564,709

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $2,133,201)		2,150,067

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 17.5%
FIXED-RATE 6.1%
Banc of America Funding Corp., Ser. 2007-8, Class 2A1, 7.00%, 10/25/2037 (h)	$ 553,748	$ 557,624
Countrywide Alternative Loan Trust, Inc., Ser. 2007-24, Class A11, 7.00%,
10/25/2037	199,437	196,773
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.89%,
07/25/2037	616,933	617,859
GSAA Home Equity Trust, Ser. 2007-09, Class A1A, 6.00%, 10/01/2037	314,660	314,070
IndyMac INDX Mtge. Loan Trust, Ser. 2007-AR7, Class 2A1, 5.81%, 06/25/2037	584,830	583,360
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037 (h)	679,368	653,213
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037 #	200,144	196,362
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%,
09/25/2037 #	234,554	233,896

		3,353,157

FLOATING-RATE 11.4%
Bear Stearns Adjustable Rate Mtge. Trust, Ser. 2007-5, Class 1A1, 5.83%,
08/25/2047	366,251	367,819
Countrywide Alternative Loan Trust, Inc., Ser. 2007-A2, Class 1A1, 5.82%,
03/25/2047	590,639	579,930
IndyMac INDX Mtge. Loan Trust, Ser. 2006-AR11, Class 3A1, 5.83%,
06/25/2036	485,935	491,130
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%,
05/25/2046 144A	451,293	453,577
Residential Funding Mtge. Securities, Ser. 2006-SA2, Class 2A1, 5.86%,
08/25/2036	489,847	498,370
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%,
04/25/2037	503,775	503,004
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2,
5.92%, 07/25/2037	545,881	546,978
Washington Mutual, Inc.:
Ser. 2006-AR12, Class 2A3, 5.76%, 10/25/2036	501,493	501,001
Ser. 2006-AR17, Class 1A1B, 5.74%, 12/25/2046	545,191	534,816
Ser. 2007-OA5, Class 1A1B, 5.68%, 06/25/2047	823,021	809,038
Ser. 2007-OA6, Class 1A, 5.74%, 07/25/2047	611,911	598,180
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	373,245	373,480

		6,257,323

Total Whole Loan Mortgage-Backed Pass Through Securities (cost $9,555,680)		9,610,480

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 1.8%
REPURCHASE AGREEMENT ^ 1.8%
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007, maturity
value $997,067 (cost $996,930)	996,930	996,930

See Notes to Financial Statements

11

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Shares	Value

SHORT-TERM INVESTMENTS 14.8%
MUTUAL FUND SHARES 14.8%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø ##
(cost $8,128,702)	8,128,702	$ 8,128,702

Total Investments (cost $65,725,985) 119.2%		65,637,408
Other Assets and Liabilities (19.2%)		(10,553,337)

Net Assets 100.0%		$ 55,084,071

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
^	Collateralized by U.S. government agency obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
MASTR	Mortgage Asset Securitization Transactions, Inc.
TBA	To Be Announced

The following table shows the percent of total investments (excluding collateral from securities on loan and segregated cash and cash equivalents) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	100%

The following table shows the percent of total investments (excluding collateral from securities on loan and segregated cash and cash equivalents) based on effective maturity as of October 31, 2007:

Less than 1 year	3.3%
1 to 3 year(s)	6.3%
3 to 5 years	35.5%
5 to 10 years	54.4%
10 to 20 years	0.5%

100.0%

See Notes to Financial Statements

12

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $57,597,283) including $966,430 of securities loaned	$ 57,508,706
Investments in affiliated money market fund, at value (cost $8,128,702)	8,128,702

Total investments	65,637,408
Receivable for securities sold	13,987,156
Interest receivable	284,975
Prepaid expenses and other assets	3,396

Total assets	79,912,935

Liabilities
Dividends payable	190,999
Payable for securities purchased	23,479,547
Payable for Fund shares redeemed	28,261
Unrealized losses on total return swap transactions	124,633
Payable for securities on loan	996,930
Due to related parties	549
Accrued expenses and other liabilities	7,945

Total liabilities	24,828,864

Net assets	$ 55,084,071

Net assets represented by
Paid-in capital	$ 56,971,560
Overdistributed net investment income	(180,354)
Accumulated net realized losses on investments	(1,493,925)
Net unrealized losses on investments	(213,210)

Total net assets	$ 55,084,071

Shares outstanding (unlimited number of shares authorized)
Class I	5,659,688

Net asset value per share
Class I	$ 9.73

See Notes to Financial Statements

13

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$ 1,143,171
Income from affiliate	362,639
Securities lending	328

Total investment income	1,506,138

Expenses
Administrative services fee	28,588
Transfer agent fees	1,763
Trustees’ fees and expenses	1,461
Printing and postage expenses	10,256
Custodian and accounting fees	9,506
Registration and filing fees	4,254
Professional fees	11,250
Other	1,017

Total expenses	68,095
Less: Expense reductions	(899)
Expense reimbursements	(9,633)

Net expenses	57,563

Net investment income	1,448,575

Net realized and unrealized gains or losses on investments
Securities	(229,509)
Total return swap transactions	(64,869)

Net realized losses on investments	(294,378)
Net change in unrealized gains or losses on investments	(6,431)

Net realized and unrealized gains or losses on investments	(300,809)

Net increase in net assets resulting from operations	$ 1,147,766

See Notes to Financial Statements

14

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income	$ 1,448,575		$ 2,961,541
Net realized gains or losses on
investments		(294,378)		294,672
Net change in unrealized gains or losses
on investments		(6,431)		1,150,448

Net increase in net assets resulting from
operations		1,147,766		4,406,661

Distributions to shareholders from
Net investment income		(1,498,691)		(3,032,386)

	Shares		Shares
Capital share transactions
Proceeds from shares sold	684,248	6,593,146	3,261,841	31,539,512
Net asset value of shares issued in
reinvestment of distributions	40,200	388,479	82,713	802,545
Payment for shares redeemed	(1,428,684)	(13,809,366)	(3,097,034)	(30,005,109)

Net increase (decrease) in net assets
resulting from capital share
transactions		(6,827,741)		2,336,948

Total increase (decrease) in net assets		(7,178,666)		3,711,223
Net assets
Beginning of period		62,262,737		58,551,514

End of period	$ 55,084,071		$ 62,262,737

Overdistributed net investment income	$ (180,354)		$ (130,238)

See Notes to Financial Statements

15

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Institutional Mortgage Portfolio (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class I shares. Class I shares are sold without a front-end sales charge or contingent deferred sales charge.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

16

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

c. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

d. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

e. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

f. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

17

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

g. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums.

h. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

i. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund. The Fund does not pay a fee for the investment advisory service.

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2007, EIMC voluntarily reimbursed other expenses in the amount of $9,633.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund.

18

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

4. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2007:

Cost of Purchases		Proceeds from Sales

	Non-U.S		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$116,381,641	$31,850,395	$129,984,528	$19,024,697

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $966,430 and $996,930, respectively.

At October 31, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

11/1/2007	$1,000,000	Agreement dated 4/23/2007 to	Lehman Brothers	$11,843
		receive 35 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.
11/1/2007	1,000,000	Agreement dated 5/11/2007 to	Lehman Brothers	11,876
		receive 31 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.
1/2/2008	1,000,000	Agreement dated 6/25/2007 to	Lehman Brothers	11,843
		receive 35 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.	Lehman Brothers	11,968
1/2/2008	1,000,000	Agreement dated 6/29/2007 to
		receive 20 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.
1/2/2008	1,000,000	Agreement dated 7/11/2007 to	Lehman Brothers	11,905
		receive 27.5 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.
2/1/2008	1,000,000	Agreement dated 7/17/2007 to	CitiBank	11,885
		receive 30 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.

19

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

2/1/2008	$1,000,000	Agreement dated 8/7/2007 to	Lehman Brothers	$11,926
		receive 25 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.
3/1/2008	1,000,000	Agreement dated 8/15/2007 to	Lehman Brothers	12,135
		receive 0 basis points and to receive
		the positive spread return or pay
		the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr
		Index which are multiplied by the
		notional amount.
3/1/2008	1,000,000	Agreement dated 8/31/2007 to	Lehman Brothers	12,405
		receive 32.5 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.
5/1/2008	1,000,000	Agreement dated 10/22/2007 to	Goldman Sachs	4,196
		receive 0 basis points and to receive
		the positive spread return or pay
		the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr
		Index which are multiplied by the
		notional amount.
10/1/2008	1,000,000	Agreement dated 10/1/2007 to	Lehman Brothers	12,651
		receive 62 basis points and to
		receive the positive spread return
		or pay the negative spread return
		on the Lehman Brothers CMBS AAA
		8.5+yr Index which are multiplied
		by the notional amount.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $65,736,727. The gross unrealized appreciation and depreciation on securities based on tax cost was $371,758 and $471,077, respectively, with a net unrealized depreciation of $99,319.

As of April 30, 2007, the Fund had $1,196,658 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2012	2013	2014	2015

$512,937	$77,895	$392,403	$213,423

5. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

20

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

6. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

7. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

8. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended October 31, 2007, the Fund had no borrowings.

9. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agree-

21

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

ment, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

10. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

22

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG (the “Sub-Advisor”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Institutional Mortgage Portfolio; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisor in response to the Committee's requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and

23

ADDITIONAL INFORMATION (unaudited) continued

indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisor with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisor. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

24

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisor formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisor were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisor and EIMC, including services provided by EIS under its administrative services agreements with the funds.

25

ADDITIONAL INFORMATION (unaudited) continued

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one- and three-year periods ended December 31, 2006, the Fund’s Class I shares had underperformed the Fund’s benchmark index, the Merrill Lynch Mortgage Master Index, but had outperformed a majority of the funds against which the Trustees compared the Fund’s performance.

The Trustees noted that the management fee paid by the Fund was lower than the management fees paid by all of the other funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

26

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27

TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
(communications)
Other directorships: None

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

28

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

29

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

571812 rv3 12/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

571812 rv3 12/2007

Evergreen Diversified Income Builder Fund

Evergreen

DIVERSIFIED INCOME BUILDER FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
20	STATEMENT OF ASSETS AND LIABILITIES
21	STATEMENT OF OPERATIONS
22	STATEMENTS OF CHANGES IN NET ASSETS
23	NOTES TO FINANCIAL STATEMENTS
30	ADDITIONAL INFORMATION
36	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro
President and Chief
Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Diversified Income Builder Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped

1

LETTER TO SHAREHOLDERS continued

offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

2

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro
President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

3

FUND AT A GLANCE
as of October 31, 2007

MANAGEMENT TEAM
Investment Advisor:
• Evergreen Investment Management Company, LLC

Portfolio Manager:
• Margaret D. Patel

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Equity style box placement is based on 10 growth and valuation measures for each fund holding and the median size of the companies in which the fund invests.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 4/14/1987
	Class A	Class B	Class C	Class I
Class inception date	4/14/1987	2/1/1993	2/1/1993	1/13/1997

Nasdaq symbol	EKSAX	EKSBX	EKSCX	EKSYX

6-month return with sales charge	-3.06%	-3.57%	0.42%	N/A

6-month return w/o sales charge	1.79%	1.41%	1.41%	1.91%

Average annual return*

1-year with sales charge	1.19%	0.38%	4.39%	N/A

1-year w/o sales charge	6.17%	5.38%	5.39%	6.46%

5-year	6.40%	6.38%	6.69%	7.76%

10-year	5.39%	5.12%	5.12%	6.28%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

The fund incurs a 12b-1 fee of 0.30% for Class A and 1.00% for Classes B and C. Class I does not pay a 12b-1 fee.

The advisor is reimbursing a portion of the 12b-1 fee for Class A. Had the fee not been reimbursed, returns for Class A would have been lower. Returns reflect expense limits previously in effect for all classes, without which returns would have been lower.

4

FUND AT A GLANCE continued
LONG-TERM GROWTH

Comparison of a $10,000 investment in the Evergreen Diversified Income Builder Fund Class A shares versus a similar investment in the Evergreen Diversified Income Builder Blended Index (EDIBBI), the JPMorgan Global Government Bond Index Excluding U.S. (JPMGXUS), the Lehman Brothers Aggregate Bond Index (LBABI), the Merrill Lynch High Yield Master Index† (MLHYMI) and the Consumer Price Index (CPI).

The EDIBBI, the JPMGXUS, the LBABI and the MLHYMI are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations. Risks of international investing are magnified in emerging or developing markets.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

Leverage may disproportionately increase a fund’s portfolio losses and reduce opportunities for gain when interest rates, stock prices, or currency rates are changing.

The Evergreen Diversified Income Builder Blended Index is composed of the following indexes: MLHYMI (50%), JPMGXUS (25%) and LBABI (25%).

Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2007, and subject to change.

5

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example
As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

• Actual expenses
The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

• Hypothetical example for comparison purposes
The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,017.88	$ 5.73
Class B	$ 1,000.00	$ 1,014.11	$ 9.57
Class C	$ 1,000.00	$ 1,014.11	$ 9.52
Class I	$ 1,000.00	$ 1,019.14	$ 4.47
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,019.46	$ 5.74
Class B	$ 1,000.00	$ 1,015.63	$ 9.58
Class C	$ 1,000.00	$ 1,015.69	$ 9.53
Class I	$ 1,000.00	$ 1,020.71	$ 4.47

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (1.13% for Class A, 1.89% for Class B, 1.88% for Class C and 0.88% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

6

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS A	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.40	$ 6.32	$ 6.53	$ 6.38	$ 6.50	$ 5.83

Income from investment operations
Net investment income (loss)	0.14	0.33[1]	0.29[1]	0.33	0.34[1]	0.38[1]
Net realized and unrealized gains or losses on investments	(0.03)	0.08	(0.19)	0.19	0.07	0.68

Total from investment operations	0.11	0.41	0.10	0.52	0.41	1.06

Distributions to shareholders from
Net investment income	(0.14)	(0.31)	(0.31)	(0.35)	(0.37)	(0.39)
Net realized gains	0	0	0	(0.02)	(0.16)	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.14)	(0.33)	(0.31)	(0.37)	(0.53)	(0.39)

Net asset value, end of period	$ 6.37	$ 6.40	$ 6.32	$ 6.53	$ 6.38	$ 6.50

Total return[2]	1.79%	6.71%	1.59%	8.22%	6.24%	18.79%

Ratios and supplemental data
Net assets, end of period (thousands)	$160,010	$170,804	$199,501	$214,776	$202,017	$173,842
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.13%[3]	1.16%	1.17%	1.12%	1.21%	1.19%
Expenses excluding waivers/reimbursements
and expense reductions	1.18%[3]	1.20%	1.18%	1.12%	1.21%	1.19%
Net investment income (loss)	4.57%[3]	5.17%	4.57%	5.03%	5.10%	6.31%
Portfolio turnover rate	103%	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

7

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS B	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.42	$ 6.34	$ 6.55	$ 6.40	$ 6.52	$ 5.85

Income from investment operations
Net investment income (loss)	0.13	0.28[1]	0.25[1]	0.29	0.29[1]	0.34
Net realized and unrealized gains or losses on investments	(0.04)	0.09	(0.19)	0.19	0.07	0.67

Total from investment operations	0.09	0.37	0.06	0.48	0.36	1.01

Distributions to shareholders from
Net investment income	(0.12)	(0.27)	(0.27)	(0.31)	(0.32)	(0.34)
Net realized gains	0	0	0	(0.02)	(0.16)	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.12)	(0.29)	(0.27)	(0.33)	(0.48)	(0.34)

Net asset value, end of period	$ 6.39	$ 6.42	$ 6.34	$ 6.55	$ 6.40	$ 6.52

Total return[2]	1.41%	5.94%	0.89%	7.46%	5.49%	17.87%

Ratios and supplemental data
Net assets, end of period (thousands)	$46,983	$54,955	$71,860	$98,852	$113,115	$107,968
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.89%[3]	1.90%	1.87%	1.83%	1.91%	1.94%
Expenses excluding waivers/reimbursements
and expense reductions	1.89%[3]	1.90%	1.87%	1.83%	1.91%	1.94%
Net investment income (loss)	3.84%[3]	4.43%	3.85%	4.34%	4.40%	5.54%
Portfolio turnover rate	103%	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements

8

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS C	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.41	$ 6.33	$ 6.54	$ 6.39	$ 6.51	$ 5.84

Income from investment operations
Net investment income (loss)	0.12	0.28[1]	0.25[1]	0.29	0.29[1]	0.34[1]
Net realized and unrealized gains or losses on investments	(0.03)	0.09	(0.19)	0.19	0.07	0.67

Total from investment operations	0.09	0.37	0.06	0.48	0.36	1.01

Distributions to shareholders from
Net investment income	(0.12)	(0.27)	(0.27)	(0.31)	(0.32)	(0.34)
Net realized gains	0	0	0	(0.02)	(0.16)	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.12)	(0.29)	(0.27)	(0.33)	(0.48)	(0.34)

Net asset value, end of period	$ 6.38	$ 6.41	$ 6.33	$ 6.54	$ 6.39	$ 6.51

Total return[2]	1.41%	5.94%	0.88%	7.46%	5.49%	17.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$61,540	$55,110	$65,322	$79,539	$89,236	$68,207
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	1.88%[3]	1.90%	1.88%	1.83%	1.91%	1.93%
Expenses excluding waivers/reimbursements
and expense reductions	1.88%[3]	1.90%	1.88%	1.83%	1.91%	1.93%
Net investment income (loss)	3.78%[3]	4.43%	3.86%	4.34%	4.40%	5.66%
Portfolio turnover rate	103%	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Excluding applicable sales charges
3 Annualized

See Notes to Financial Statements
9

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)
	Six Months Ended	Year Ended April 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006	2005	2004	2003

Net asset value, beginning of period	$ 6.30	$ 6.22	$ 6.43	$ 6.28	$ 6.40	$ 5.74

Income from investment operations
Net investment income (loss)	0.15[1]	0.34[1]	0.31[1]	0.34	0.35[1]	0.41[1]
Net realized and unrealized gains or losses on investments	(0.03)	0.08	(0.19)	0.19	0.07	0.64

Total from investment operations	0.12	0.42	0.12	0.53	0.42	1.05

Distributions to shareholders from
Net investment income	(0.15)	(0.32)	(0.33)	(0.36)	(0.38)	(0.39)
Net realized gains	0	0	0	(0.02)	(0.16)	0
Tax basis return of capital	0	(0.02)	0	0	0	0

Total distributions to shareholders	(0.15)	(0.34)	(0.33)	(0.38)	(0.54)	(0.39)

Net asset value, end of period	$ 6.27	$ 6.30	$ 6.22	$ 6.43	$ 6.28	$ 6.40

Total return	1.91%	7.02%	1.84%	8.58%	6.56%	19.09%

Ratios and supplemental data
Net assets, end of period (thousands)	$14,197	$17,861	$20,424	$19,216	$26,711	$13,406
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.88%[2]	0.90%	0.88%	0.82%	0.91%	0.94%
Expenses excluding waivers/reimbursements
and expense reductions	0.88%[2]	0.90%	0.88%	0.82%	0.91%	0.94%
Net investment income (loss)	4.84%[2]	5.43%	4.88%	5.33%	5.42%	6.75%
Portfolio turnover rate	103%	128%	100%	130%	129%	129%

1 Net investment income (loss) per share is based on average shares outstanding during the period.
2 Annualized

See Notes to Financial Statements

10

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)	Principal
	Amount	Value

ASSET-BACKED SECURITIES 1.3%
NovaStar ABS CDO, Ltd., Ser. 2007-1A, Class A2, FRN, 5.82%, 02/08/2047 144A
(cost $3,988,000)	$ 4,000,000	$ 3,683,760

CORPORATE BONDS 52.8%
CONSUMER DISCRETIONARY 2.9%
Auto Components 0.2%
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (r)	500,000	549,375
FRN, 11.25%, 03/01/2011	110,000	118,250

		667,625

Household Durables 0.2%
Libbey, Inc., FRN, 12.38%, 06/01/2011	550,000	600,875

Media 2.2%
AMC Entertainment, Inc., Ser. B, 8.625%, 08/15/2012	1,500,000	1,563,750
Dex Media East, LLC, 9.875%, 11/15/2009	1,025,000	1,053,187
Lamar Media Corp., 6.625%, 08/15/2015	1,250,000	1,206,250
Mediacom Broadband, LLC, 8.50%, 10/15/2015	550,000	544,500
Mediacom Communications Corp., 9.50%, 01/15/2013	1,750,000	1,758,750

		6,126,437

Multi-line Retail 0.2%
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	500,000	530,000

Textiles, Apparel & Luxury Goods 0.1%
Oxford Industries, Inc., 8.875%, 06/01/2011	400,000	402,000

CONSUMER STAPLES 0.1%
Household Products 0.1%
Church & Dwight Co., 6.00%, 12/15/2012 (r)	165,000	161,494

ENERGY 6.1%
Energy Equipment & Services 1.9%
Bristow Group, Inc., 7.50%, 09/15/2017 144A	4,430,000	4,585,050
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	692,000	699,785

		5,284,835

Oil, Gas & Consumable Fuels 4.2%
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	750,000	778,125
Peabody Energy Corp.:
5.875%, 04/15/2016	4,565,000	4,370,987
6.875%, 03/15/2013	440,000	444,400
Sabine Pass LNG, LP, 7.25%, 11/30/2013	700,000	689,500
Tesoro Corp., Ser. B, 6.50%, 06/01/2017 144A	3,690,000	3,662,325
Williams Cos.:
7.50%, 01/15/2031	925,000	980,500
8.125%, 03/15/2012	1,000,000	1,082,500

		12,008,337

See Notes to Financial Statements
11

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS 9.6%
Consumer Finance 0.8%
General Motors Acceptance Corp., LLC, 6.875%, 08/28/2012	$ 1,500,000	$ 1,353,578
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	1,100,000	981,750

		2,335,328

Real Estate Investment Trusts 7.1%
Host Marriott Corp.:
7.125%, 11/01/2013	750,000	765,000
Ser. Q, 6.75%, 06/01/2016	7,638,000	7,676,190
Omega Healthcare Investors, Inc., 7.00%, 04/01/2014	1,000,000	1,012,500
Rouse Co., LP, 6.75%, 05/01/2013 144A (r)	7,621,000	7,540,499
Saul Centers, Inc., 7.50%, 03/01/2014	3,000,000	2,932,500

		19,926,689

Real Estate Management & Development 1.7%
Forest City Enterprises, Inc., 6.50%, 02/01/2017	5,310,000	4,938,300

INDUSTRIALS 9.9%
Aerospace & Defense 2.3%
DRS Technologies, Inc.:
6.625%, 02/01/2016	1,000,000	995,000
7.625%, 02/01/2018 (r)	1,000,000	1,027,500
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	3,400,000	3,332,000
6.375%, 10/15/2015	1,000,000	1,005,000

		6,359,500

Commercial Services & Supplies 2.7%
Allied Waste North America, Inc., 6.875%, 06/01/2017 (r)	7,635,000	7,673,175

Electrical Equipment 2.6%
Baldor Electric Co., 8.625%, 02/15/2017 (r)	5,700,000	5,970,750
General Cable Corp., 7.125%, 04/01/2017 (r)	1,500,000	1,507,500

		7,478,250

Machinery 2.3%
Actuant Corp., 6.875%, 06/15/2017 144A	4,655,000	4,678,275
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	875,000	844,375
RBS Global, Inc., 11.75%, 08/01/2016 (r)	1,000,000	1,065,000

		6,587,650

INFORMATION TECHNOLOGY 5.9%
Electronic Equipment & Instruments 0.3%
Anixter International, Inc., 5.95%, 03/01/2015	1,000,000	920,000

IT Services 2.1%
Iron Mountain, Inc., 6.625%, 01/01/2016 (r)	6,100,000	5,825,500

See Notes to Financial Statements
12

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
INFORMATION TECHNOLOGY continued
Semiconductors & Semiconductor Equipment 3.5%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	$ 10,357,000	$ 9,852,096

MATERIALS 4.9%
Chemicals 0.7%
Huntsman International, LLC, 7.375%, 01/01/2015 (r)	575,000	610,938
Lyondell Chemical Co., 10.50%, 06/01/2013	800,000	866,000
MacDermid, Inc., 9.50%, 04/15/2017 144A	291,000	279,360
Millenium America, Inc., 7.625%, 11/15/2026	140,000	121,100

		1,877,398

Construction Materials 0.0%
Dayton Superior Corp., 13.00%, 06/15/2009	90,000	89,550

Containers & Packaging 4.0%
Ball Corp., 6.625%, 03/15/2018	7,635,000	7,577,736
Crown Holdings, Inc., 7.75%, 11/15/2015 (r)	1,000,000	1,035,000
Greif Brothers Corp., Inc., 6.75%, 02/01/2017 (r)	1,540,000	1,536,150
Smurfit-Stone Container Corp., 8.375%, 07/01/2012	1,075,000	1,080,375

		11,229,261

Metals & Mining 0.1%
Freeport-McMoRan Copper & Gold, Inc.:
8.25%, 04/01/2015	130,000	140,725
8.375%, 04/01/2017	120,000	131,700

		272,425

Paper & Forest Products 0.1%
P.H. Glatfelter Co., 7.125%, 05/01/2016	400,000	398,000

TELECOMMUNICATION SERVICES 2.0%
Diversified Telecommunication Services 0.4%
Qwest Communications International, Inc., 7.875%, 09/01/2011	1,200,000	1,272,000

Wireless Telecommunication Services 1.6%
Centennial Communications Corp.:
8.125%, 02/01/2014	959,000	982,975
10.00%, 01/01/2013 (r)	1,175,000	1,251,375
Dobson Communications Corp., 8.875%, 10/01/2013	1,175,000	1,254,313
MetroPCS Wireless, Inc., 9.25%, 11/01/2014 144A	500,000	498,750
Rural Cellular Corp., 8.25%, 03/15/2012	450,000	471,375

		4,458,788

UTILITIES 11.4%
Electric Utilities 8.7%
Edison Mission Energy, 7.00%, 05/15/2017 144A	7,620,000	7,486,650
Mirant North America, LLC, 7.375%, 12/31/2013 (r)	750,000	764,063

See Notes to Financial Statements
13

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

CORPORATE BONDS continued
UTILITIES continued
Electric Utilities continued
NRG Energy, Inc.:
7.375%, 02/01/2016	$ 1,500,000	$ 1,500,000
7.375%, 01/15/2017	7,635,000	7,615,912
Reliant Energy, Inc.:
6.75%, 12/15/2014	1,075,000	1,099,188
7.625%, 06/15/2014 (r)	6,015,000	6,097,706

		24,563,519

Gas Utilities 0.5%
SEMCO Energy, Inc., 7.75%, 05/15/2013	1,350,000	1,428,710

Independent Power Producers & Energy Traders 2.2%
AES Corp., 7.75%, 03/01/2014	1,000,000	1,005,000
Dynegy, Inc.:
7.125%, 05/15/2018	3,815,000	3,457,344
8.375%, 05/01/2016 (r)	1,350,000	1,360,125
Tenaska, Inc., 7.00%, 06/30/2021 144A (r)	326,702	329,996

		6,152,465

Total Corporate Bonds (cost $151,163,350)		149,420,207

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 0.0%
FIXED-RATE 0.0%
MASTR Resecuritization Trust, Ser. 2005-2, 4.75%, 03/28/2034 (cost $12,846)	13,090	12,886

YANKEE OBLIGATIONS - CORPORATE 2.0%
FINANCIALS 0.7%
Consumer Finance 0.4%
Virgin Media Finance plc, 9.125%, 08/15/2016	1,000,000	1,060,000

Diversified Financial Services 0.3%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	105,000	79,563
Ship Finance International, Ltd., 8.50%, 12/15/2013	865,000	888,787

		968,350

MATERIALS 0.4%
Metals & Mining 0.4%
Novelis, Inc., 7.25%, 02/15/2015 (r)	1,065,000	1,027,725

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.4%
Nordic Telecom Holdings Co., 8.875%, 05/01/2016 144A	1,000,000	1,062,500

See Notes to Financial Statements
14

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.5%
Intelsat, Ltd.:
9.25%, 06/15/2016	$ 500,000	$ 521,250
11.25%, 06/15/2016	375,000	405,000
Rogers Wireless, Inc., 6.375%, 03/01/2014	465,000	475,631

		1,401,881

Total Yankee Obligations - Corporate (cost $5,398,849)		5,520,456

	Shares	Value

COMMON STOCKS 29.1%
ENERGY 5.0%
Energy Equipment & Services 2.1%
Grant Prideco, Inc	45,000	2,212,200
Halliburton Co	35,000	1,379,700
Pride International, Inc.	60,000	2,214,000

		5,805,900

Oil, Gas & Consumable Fuels 2.9%
Marathon Oil Corp.	35,000	2,069,550
Peabody Energy Corp. (r)	40,000	2,230,000
Tesoro Corp. (r)	35,000	2,118,550
Valero Energy Corp.	25,000	1,760,750

		8,178,850

FINANCIALS 4.9%
Capital Markets 0.3%
Lazard, Ltd. (r)	17,800	893,560

Real Estate Investment Trusts 4.6%
General Growth Properties, Inc.	18,000	978,480
Host Hotels & Resorts, Inc.	147,300	3,264,168
Macerich Co. (r)	11,000	942,810
Mack-Cali Realty Corp. (r)	45,000	1,781,550
Plum Creek Timber Co., Inc. (r)	100,000	4,467,000
Simon Property Group, Inc.	15,000	1,561,650

		12,995,658

HEALTH CARE 2.2%
Life Sciences Tools & Services 2.2%
Millipore Corp. *	15,000	1,164,750
PerkinElmer, Inc.	90,000	2,476,800
Thermo Fisher Scientific, Inc. *	45,000	2,646,450

		6,288,000

See Notes to Financial Statements
15

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
INDUSTRIALS 11.4%
Aerospace & Defense 1.6%
Boeing Co.	15,200	$ 1,498,568
DRS Technologies, Inc. (r)	27,000	1,550,880
Raytheon Co.	22,000	1,399,420

		4,448,868

Building Products 0.8%
Lennox International, Inc. (r)	60,000	2,142,000

Electrical Equipment 4.8%
Ametek, Inc.	36,000	1,692,000
Cooper Industries, Inc.	60,000	3,143,400
Emerson Electric Co.	55,000	2,874,850
General Cable Corp. * (r)	50,000	3,599,500
Rockwell Automation, Inc.	15,000	1,033,200
Roper Industries, Inc. (r)	16,500	1,168,365

		13,511,315

Machinery 3.1%
Danaher Corp.	15,000	1,285,050
Donaldson Co., Inc. (r)	26,100	1,118,646
Dover Corp.	25,000	1,150,000
IDEX Corp. (r)	37,000	1,310,540
Kennametal, Inc.	12,500	1,140,125
Pall Corp.	35,000	1,402,450
Parker Hannifin Corp.	16,800	1,350,216

		8,757,027

Road & Rail 0.8%
Norfolk Southern Corp.	45,000	2,324,250

Trading Companies & Distributors 0.3%
Wesco International, Inc. * (r)	19,600	914,340

INFORMATION TECHNOLOGY 2.3%
Communications Equipment 0.4%
CommScope, Inc. * (r)	25,000	1,179,250

Electronic Equipment & Instruments 1.9%
Agilent Technologies, Inc. *	25,000	921,250
Amphenol Corp., Class A	100,000	4,427,000

		5,348,250

MATERIALS 1.7%
Chemicals 0.7%
FMC Corp.	26,000	1,495,000
Huntsman Corp.	19,570	515,670

		2,010,670

See Notes to Financial Statements
16

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)
	Shares	Value

COMMON STOCKS continued
MATERIALS continued
Construction Materials 0.4%
Texas Industries, Inc. (r)	15,200	$ 1,110,512

Metals & Mining 0.4%
Freeport-McMoRan Copper & Gold, Inc.	10,000	1,176,800

Paper & Forest Products 0.2%
Louisiana-Pacific Corp. (r)	37,000	609,020

UTILITIES 1.6%
Electric Utilities 0.8%
Duke Energy Corp.	15,000	287,550
NRG Energy, Inc. * (r)	40,000	1,826,400
Progress Energy, Inc.	5,000	240,000

		2,353,950

Gas Utilities 0.8%
Questar Corp.	18,000	1,027,440
Southern Union Co.	40,000	1,260,000

		2,287,440

Total Common Stocks (cost $81,537,801)		82,335,660

	Principal
	Amount	Value

CONVERTIBLE DEBENTURES 9.7%
FINANCIALS 0.9%
Real Estate Investment Trusts 0.9%
Alexandria Real Estate Equities, Inc., 3.70%, 01/15/2027 144A	$ 2,500,000	2,556,250

HEALTH CARE 5.9%
Health Care Equipment & Supplies 5.3%
Inverness Medical Innovations, Inc., 3.00%, 05/15/2016 144A	10,800,000	14,958,000

Life Sciences Tools & Services 0.6%
Millipore Corp., 3.75%, 06/01/2026	1,500,000	1,653,750

INDUSTRIALS 2.9%
Electrical Equipment 2.9%
General Cable Corp., 1.00%, 10/15/2012 144A	7,640,000	8,356,250

Total Convertible Debentures (cost $22,835,247)		27,524,250

See Notes to Financial Statements
17

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)	Principal
	Amount	Value

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 15.6%
REPURCHASE AGREEMENTS ^ 15.6%
Credit Suisse, LLC, 4.94%, dated 10/31/2007, maturing 11/01/2007,
maturity value $25,003,431	$ 25,000,000	$ 25,000,000
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $18,976,111	18,973,513	18,973,513

Total Investments of Cash Collateral from Securities Loaned
(cost $43,973,513)		43,973,513

	Shares	Value

SHORT-TERM INVESTMENTS 1.9%
MUTUAL FUND SHARES 1.9%
Evergreen Institutional Money Market Fund, Class I, 5.03% ø q
(cost $5,387,864)	5,387,864	5,387,864

Total Investments (cost $314,297,470) 112.4%		317,858,596
Other Assets and Liabilities (12.4%)		(35,128,288)

Net Assets 100.0%		$ 282,730,308

144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended.
This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(r)	All or a portion of this security is on loan.
*	Non-income producing security
^	Collateralized by U.S. government agency obligations at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.
q	Rate shown is the 7-day annualized yield at period end.

Summary of Abbreviations

CDO	Collateralized Debt Obligation
FRN	Floating Rate Note
MASTR	Mortgage Asset Securitization Transactions, Inc.

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	9.7%
BBB	0.8%
BB	39.8%
B	45.3%
CCC	3.2%
NR	1.2%

100.0%

See Notes to Financial Statements
18

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) based on effective maturity as of October 31, 2007:

Less than 1 year	10.9%
1 to 3 year(s)	2.1%
3 to 5 years	9.9%
5 to 10 years	68.4%
10 to 20 years	6.4%
20 to 30 years	0.5%
Greater than 30 years	1.8%

100.0%

See Notes to Financial Statements
19

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $264,936,093) including $43,226,242 of securities
loaned	$ 268,497,219
Investments in affiliated money market fund, at value (cost $5,387,864)	5,387,864
Investments in repurchase agreements, at value (cost $43,973,513)	43,973,513

Total investments	317,858,596
Foreign currency, at value (cost $5,174,199)	5,305,857
Receivable for Fund shares sold	602,061
Dividends and interest receivable	4,088,124
Receivable for securities lending income	3,147
Prepaid expenses and other assets	14,916,101

Total assets	342,773,886

Liabilities
Dividends payable	272,877
Payable for Fund shares redeemed	828,595
Payable for securities on loan	43,973,513
Demand note payable	14,877,209
Advisory fee payable	570
Due to other related parties	3,846
Accrued expenses and other liabilities	86,968

Total liabilities	60,043,578

Net assets	$ 282,730,308

Net assets represented by
Paid-in capital	$ 329,333,157
Overdistributed net investment income	(283,283)
Accumulated net realized losses on investments	(50,012,350)
Net unrealized gains on investments	3,692,784

Total net assets	$ 282,730,308

Net assets consists of
Class A	$ 160,010,095
Class B	46,983,188
Class C	61,540,118
Class I	14,196,907

Total net assets	$ 282,730,308

Shares outstanding (unlimited number of shares authorized)
Class A	25,127,342
Class B	7,354,599
Class C	9,648,621
Class I	2,265,268

Net asset value per share
Class A	$ 6.37
Class A — Offering price (based on sales charge of 4.75%)	$ 6.69
Class B	$ 6.39
Class C	$ 6.38
Class I	$ 6.27

See Notes to Financial Statements
20

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$ 7,168,778
Income from affiliate	551,974
Dividends	417,970
Securities lending	20,151

Total investment income	8,158,873

Expenses
Advisory fee	609,419
Distribution Plan expenses
Class A	244,580
Class B	250,795
Class C	285,855
Administrative services fee	142,181
Transfer agent fees	326,498
Trustees’ fees and expenses	7,172
Printing and postage expenses	26,121
Custodian and accounting fees	101,039
Registration and filing fees	27,155
Professional fees	19,598
Interest expense	1,921
Other	5,252

Total expenses	2,047,586
Less: Expense reductions	(4,539)
Expense reimbursements	(40,764)

Net expenses	2,002,283

Net investment income	6,156,590

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	2,826,331
Foreign currency related transactions	(934,128)

Net realized gains on investments	1,892,203
Net change in unrealized gains or losses on investments	(4,280,905)

Net realized and unrealized gains or losses on investments	(2,388,702)

Net increase in net assets resulting from operations	$ 3,767,888

See Notes to Financial Statements
21

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income	$ 6,156,590		$ 15,923,558
Net realized gains or losses on
investments	1,892,203		(3,220,142)
Net change in unrealized gains or
losses on investments	(4,280,905)		7,133,625

Net increase in net assets resulting
from operations	3,767,888		19,837,041

Distributions to shareholders from
Net investment income
Class A	(3,653,875)		(9,094,484)
Class B	(941,880)		(2,627,449)
Class C	(1,057,562)		(2,528,220)
Class I	(379,535)		(1,045,572)
Tax basis return of capital
Class A	0		(519,958)
Class B	0		(175,306)
Class C	0		(168,861)
Class I	0		(57,606)

Total distributions to shareholders	(6,032,852)		(16,217,456)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	2,165,775	13,544,339	2,802,341	17,655,099
Class B	316,120	1,996,862	662,966	4,199,618
Class C	2,183,175	13,608,537	935,756	5,896,227
Class I	148,490	905,116	724,245	4,513,577

	30,054,854		32,264,521

Net asset value of shares issued in
reinvestment of distributions
Class A	423,968	2,641,990	1,101,527	6,947,693
Class B	83,541	522,358	242,976	1,537,222
Class C	93,359	582,810	233,170	1,473,134
Class I	41,309	253,262	86,125	534,959

	4,000,420		10,493,008

Automatic conversion of Class B shares
to Class A shares
Class A	275,927	1,716,631	878,428	5,528,422
Class B	(275,111)	(1,716,631)	(875,646)	(5,528,422)

	0		0

Payment for shares redeemed
Class A	(4,408,125)	(27,347,522)	(9,675,630)	(60,907,111)
Class B	(1,324,362)	(8,258,820)	(2,810,537)	(17,750,836)
Class C	(1,220,737)	(7,628,194)	(2,894,878)	(18,242,199)
Class I	(758,069)	(4,555,694)	(1,260,417)	(7,853,118)

	(47,790,230)		(104,753,264)

Net decrease in net assets resulting
from capital share transactions	(13,734,956)		(61,995,735)

Total decrease in net assets	(15,999,920)		(58,376,150)
Net assets
Beginning of period	298,730,228		357,106,378

End of period	$ 282,730,308		$ 298,730,228

Undistributed (overdistributed) net
investment income (loss)	$ (283,283)		$ 267,621

See Notes to Financial Statements
22

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Diversified Income Builder Fund (the “Fund”) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of Investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

23

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Forward foreign currency contracts

A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on foreign currency related transactions. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at

24

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

least equal to the market value of the securities on loan, including accrued interest. In the event of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the counterparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date or in the case of some foreign securities, on the date when the Fund is made aware of the dividend.

i. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

j. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

k. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is

25

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the aggregate average daily net assets of the Fund, and its variable annuity counterpart, VA Diversified Income Builder Fund, starting at 0.31% and declining to 0.16% as aggregate average daily net assets increase. For the six months ended October 31, 2007, the advisory fee was equivalent to 0.43% of the Fund’s average daily net assets (on an annualized basis).

Prior to June 1, 2007, Tattersall Advisory Group, Inc., an indirect, wholly-owned subsidiary of Wachovia, served as the investment sub-advisor to the Fund and was paid by EIMC for its services to the Fund.

Also, prior to June 1, 2007, First International Advisors, Inc. d/b/a Evergreen International Advisors, an indirect, wholly-owned subsidiary of Wachovia, served as the investment sub-advisor to the Fund and was paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2007, EIMC voluntarily reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $40,764.

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2007 the transfer agent fees were equivalent to an annual rate of 0.23% of the Fund’s average daily net assets.

The Fund has placed a portion of its portfolio transactions with brokerage firms that are affiliates of Wachovia. During the six months ended October 31, 2007, the Fund paid brokerage commissions of $9,635 to Wachovia Securities, LLC.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the

26

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2007 EIS received $14,438 from the sale of Class A shares and $61,646 and $1,626 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2007:

Cost of Purchases		Proceeds from Sales

	Non-U.S.		Non-U.S.
U.S. Government	Government	U.S. Government	Government

$53,553,389	$233,554,554	$143,434,777	$199,738,199

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $43,226,242 and $43,973,513, respectively.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $314,506,916. The gross unrealized appreciation and depreciation on securities based on tax cost was $10,147,967 and $6,796,287, respectively, with a net unrealized appreciation of $3,351,680.

As of April 30, 2007, the Fund had $51,449,266 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2015

$6,306,504	$ 14,759,243	$ 27,292,961	$ 3,090,558

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code.

For income tax purposes, capital losses incurred after October 31 within the Fund’s fiscal year are deemed to arise on the first business day of the following fiscal year. As of April 30, 2007, the Fund incurred and elected to defer post-October losses of $307,781.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

27

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended October 31, 2007, the Fund had average borrowings outstanding of $32,285, (on an annualized basis) at an average rate of 5.95% and paid interest of $1,921.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the

28

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

29

ADDITIONAL INFORMATION (unaudited)

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreement. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund or of EIMC, approved the continuation of the Fund’s investment advisory agreement. (References below to the “Fund” are to Evergreen Diversified Income Builder Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreement. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding,

30

ADDITIONAL INFORMATION (unaudited) continued

among other things, brokerage practices of the funds, the use of derivatives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreement, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreement as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreement for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds and EIMC with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

31

ADDITIONAL INFORMATION (unaudited) continued

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC were consistent with its duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

32

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class A shares had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance and a majority of the funds against which the Trustees compared the Fund’s performance. The Trustees noted that the Fund’s portfolio management team had recently changed and that the new team’s performance record with the Fund was too short to allow for useful comparison to peers. The Trustees noted, however, that the Fund’s relative performance had improved since the appointment of the new portfolio management team.

The Trustees noted that the Fund’s management fee was lower than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

33

ADDITIONAL INFORMATION (unaudited) continued

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

34

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35

TRUSTEES AND OFFICERS

TRUSTEES[1]
Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

36

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS
Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin[4,5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

37

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at **EvergreenInvestments.com**

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858
Evergreen Investor Services 800.343.2898

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564358 rv5 12/2007

Evergreen Investments
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564358  rv5    12/2007

Evergreen Core Plus Bond Fund

Evergreen

CORE PLUS BOND FUND
FORMERLY, DIVERSIFIED BOND FUND

Semiannual Report
as of October 31, 2007

Evergreen Investments℠
MUTUAL FUNDS

1	LETTER TO SHAREHOLDERS
4	FUND AT A GLANCE
6	ABOUT YOUR FUND’S EXPENSES
7	FINANCIAL HIGHLIGHTS
11	SCHEDULE OF INVESTMENTS
30	STATEMENT OF ASSETS AND LIABILITIES
31	STATEMENT OF OPERATIONS
32	STATEMENTS OF CHANGES IN NET ASSETS
33	NOTES TO FINANCIAL STATEMENTS
43	ADDITIONAL INFORMATION
52	TRUSTEES AND OFFICERS

This semiannual report must be preceded or accompanied by a prospectus of the Evergreen fund contained herein. The prospectus contains more complete information, including fees and expenses, and should be read carefully before investing or sending money.

The fund will file its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q will be available on the SEC’s Web site at http://www.sec.gov. In addition, the fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800.SEC.0330.

A description of the fund’s proxy voting policies and procedures, as well as information regarding how the fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available by visiting our Web site at EvergreenInvestments.com or by visiting the SEC’s Web site at http://www.sec.gov. The fund’s proxy voting policies and procedures are also available without charge, upon request, by calling 800.343.2898.

Mutual Funds:
NOT FDIC INSURED	MAY LOSE VALUE	NOT BANK GUARANTEED

Evergreen InvestmentsSM is a service mark of Evergreen Investment Management Company, LLC.
Copyright 2007, Evergreen Investment Management Company, LLC.

Evergreen Investment Management Company, LLC is a subsidiary of Wachovia Corporation and is an affiliate of Wachovia Corporation’s other Broker Dealer subsidiaries.

Evergreen mutual funds are distributed by Evergreen Investment Services, Inc.
200 Berkeley Street, Boston, MA 02116

LETTER TO SHAREHOLDERS

December 2007

Dennis H. Ferro

President and Chief Executive Officer

Dear Shareholder:

We are pleased to provide the Semiannual Report for Evergreen Core Plus Bond Fund for the six-month period ended October 31, 2007.

The U.S. fixed income market delivered modest, but positive, returns during the six-month period, despite widening concerns about credit quality stemming from weakness in U.S. housing and growing problems in the subprime mortgage market. The period saw a general flight to quality as investors sought out the highest quality debt, especially U.S. Treasuries. As prices of Treasuries and other high-grade securities rose, their yields trended down, leading to outperformance by longer-maturity securities. At the same time, higher-yielding, lower-rated corporate bonds experienced some price erosion during the period after outperforming high-grade securities for several years. Concerns about the credit markets prompted the U.S. Federal Reserve Board (the “Fed”) and other major central banks to intervene and inject additional liquidity into the capital markets. While these steps in the closing three months of the period restored some measure of confidence, investors continued to watch warily for signs of economic weakness. Stocks of U.S. companies produced generally healthy returns, despite increasing market volatility. Investors began to favor larger companies with more consistent earnings, while the growth style of investing led the market after several years of outperformance by value stocks.

Despite the problems in housing and subprime mortgages, the domestic economy maintained its growth trajectory. Solid increases in exports and in business investment helped

LETTER TO SHAREHOLDERS continued

offset declining residential values. At the same time, steadily rising employment levels and moderately improving wages increased prospects that healthy consumer spending patterns would be sustained. Substantially exceeding expectations, U.S. Gross Domestic Product grew at an annual rate of 4.9% in the third quarter of 2007, significantly higher than the brisk 3.8% rate of the previous quarter. However, some signs of emerging economic weakness began to appear. Operating earnings of companies in the S&P 500 Index declined in the third quarter, principally because of dramatic write-downs taken by major corporations, predominately in the financials sector. Moreover, surging prices for oil, gold and most commodities, combined with the declining U.S. dollar, suggested some increased potential for rising inflation.

During the six-month period, managers of Evergreen’s intermediate and long-term bond fund teams focused on the issues influencing both the opportunities and challenges in managing specific portfolios. The teams managing the higher-quality portfolios, including Evergreen Core Bond Fund, Evergreen Core Plus Bond Fund, Evergreen U.S. Government Fund and Evergreen Institutional Mortgage Portfolio, assessed factors such as employment and inflationary trends, Fed policy and interest-rate expectations. At the same time, the managers supervising Evergreen High Income Fund and Evergreen Select High Yield Bond Fund tended to position their credit-sensitive portfolios relatively conservatively during a period of increasing volatility. The managers of Evergreen Diversified Income Builder Fund, meanwhile, repositioned their

LETTER TO SHAREHOLDERS continued

portfolio, maintaining an emphasis on better-quality, high-yield corporate bonds while also increasing the exposure to dividend-paying stocks.

As always, we encourage investors to maintain diversified investment portfolios in pursuit of their long-term investment goals.

Please visit us at EvergreenInvestments.com for more information about our funds and other investment products available to you. Thank you for your continued support of Evergreen Investments.

Sincerely,

Dennis H. Ferro

President and Chief Executive Officer
Evergreen Investment Company, Inc.

Special Notice to Shareholders:

Please visit our Web site at EvergreenInvestments.com for statements from President and Chief Executive Officer, Dennis Ferro, regarding the firm’s recent settlement with the Securities and Exchange Commission (SEC) and prior settlement with the National Association of Securities Dealers (NASD).

FUND AT A GLANCE

as of October 31, 2007

MANAGEMENT TEAM

Investment Advisor:

• Evergreen Investment Management Company, LLC

Sub-Advisors:

• Evergreen International Advisors

• Tattersall Advisory Group, Inc.

Portfolio Managers:

• Robert A. Calhoun, CFA

• Michael Lee

• Anthony Norris

• Alex Perrin

• Peter Wilson

• Parham M. Behrooz, CFA

• Lisa Brown-Premo

• Mehmet Camurdan, CFA

• Andrew Cestone

• Eric R. Harper, CFA

• Todd C. Kuimjian, CFA

• Robert D. Rowe

CURRENT INVESTMENT STYLE

Source: Morningstar, Inc.

Morningstar’s style box is based on a portfolio date as of 9/30/2007.

The Fixed Income style box placement is based on a fund’s average effective maturity or duration and the average credit rating of the bond portfolio.

PERFORMANCE AND RETURNS

Portfolio inception date: 11/30/1972

	Class A	Class B	Class C	Class I
Class inception date	5/20/2005	5/20/2005	5/20/2005	11/30/1972

Nasdaq symbol	EKDLX	EKDMX	EKDCX	EKDYX

6-month return with sales charge	-2.66%	-3.17%	0.82%	N/A

6-month return w/o sales charge	2.20%	1.81%	1.81%	2.33%

Average annual return*

1-year with sales charge	0.54%	-0.20%	3.79%	N/A

1-year w/o sales charge	5.57%	4.79%	4.79%	5.84%

5-year	5.87%	6.23%	6.54%	7.07%

10-year	5.37%	5.70%	5.70%	5.96%

Maximum sales charge	4.75%	5.00%	1.00%	N/A
	Front-end	CDSC	CDSC

* Adjusted for maximum applicable sales charge, unless noted.

Past performance is no guarantee of future results. The performance quoted represents past performance and current performance may be lower or higher. The investment return and principal value of an investment will fluctuate so that investors’ shares, when redeemed, may be worth more or less than their original cost. To obtain performance information current to the most recent month-end for Classes A, B, C or I, please go to EvergreenInvestments.com/fundperformance. The performance of each class may vary based on differences in loads, fees and expenses paid by the shareholders investing in each class. Performance includes the reinvestment of income dividends and capital gain distributions. Performance shown does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Historical performance shown for Class I prior to 5/23/2005 is based on the performance of the fund’s predecessor closed-end fund, Vestaur Securities Fund. Historical performance shown for Classes A, B and C prior to their inception is based on the performance of Class I. The historical returns for Classes A, B and C have not been adjusted to reflect the effect of each class’ 12b-1 fee. These fees are 0.30% for Class A and 1.00% for Classes B and C. Class I does not, and Vestaur Securities Fund did not, pay a 12b-1 fee. If these fees had been reflected, returns for Classes A, B and C would have been lower.

The advisor is waiving a portion of its advisory fee and reimbursing a portion of the 12b-1 fee for Class A. Had the fees not been waived or reimbursed, returns would have been lower.

FUND AT A GLANCE continued

LONG-TERM GROWTH^

Comparison of a $10,000 investment in the Evergreen Core Plus Bond Fund Class A shares versus a similar investment in the Evergreen Diversified Bond Blended Index (EDBBI), the Lehman Brothers Aggregate Bond Index (LBABI), the Lehman Brothers Corporate Bond Index (LBCBI), the Merrill Lynch High Yield, Cash Pay, BB-B Index† (MLHYCPBB-B) and the Consumer Price Index (CPI).

The EDBBI, the LBABI, the LBCBI and the MLHYCPBB-B are unmanaged market indexes and do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. The CPI is a commonly used measure of inflation and does not represent an investment return. It is not possible to invest directly in an index.

^ The fund has previously compared its performance to the EDBBI, LBCBI and the MLHYCPBB-B. Given recent changes to the fund’s principal investment strategies, the Fund believes that the LBABI is a more appropriate benchmark than the the EDBBI, LBCBI and the MLHYCPBB-B. In future periods, the fund will compare its performance to the LBABI.

Class I shares are only offered in the following manner: (1) to investment advisory clients of Evergreen Investment Management Company, LLC (or its advisory affiliates) when purchased by such advisor(s) on behalf of its clients, (2) to certain mutual fund wrap program clients of Wachovia Securities and of third-party broker/dealers when purchased through a clearing relationship with Wachovia Securities or an affiliate providing mutual fund clearing services, (3) through arrangements entered into on behalf of the Evergreen funds with certain financial services firms, (4) to certain institutional investors, and (5) to persons who owned Class Y shares in registered name in an Evergreen fund on or before December 31, 1994 or who owned shares of any SouthTrust fund in registered name as of March 18, 2005 or who owned shares of Vestaur Securities Fund as of May 20, 2005.

Class I shares are only available to institutional shareholders with a minimum of $1 million investment, which may be waived in certain situations.

The fund’s investment objective may be changed without a vote of the fund’s shareholders.

Foreign investments may contain more risk due to the inherent risks associated with changing political climates, foreign market instability and foreign currency fluctuations.

Asset-backed and mortgage-backed securities are generally subject to higher prepayment risks than other types of debt securities, which can limit the potential for gain in a declining interest rate environment and increase the potential for loss in a rising interest rate environment. Mortgage-backed securities may also be structured so that they are particularly sensitive to interest rates. A high rate of defaults on the mortgages held by a mortgage pool may limit the pool’s ability to make payments to the fund if the fund holds securities that are subordinate to other interest in the same mortgage pool; the risk of such defaults is generally higher in mortgage pools that include subprime mortgages.

Derivatives involve additional risks including interest rate risk, credit risk, the risk of improper valuation and the risk of non-correlation to the relevant instruments they are designed to hedge or to closely track.

High yield, lower-rated bonds may contain more risk due to the increased possibility of default.

The return of principal is not guaranteed due to fluctuation in the fund’s NAV caused by changes in the price of individual bonds held by the fund and the buying and selling of bonds by the fund. Bond funds have the same inflation, interest rate and credit risks as individual bonds. Generally, the value of bond funds rises when prevailing interest rates fall, and falls when interest rates rise.

U.S. government guarantees apply only to certain securities held in the fund’s portfolio and not to the fund’s shares.

The Evergreen Diversified Bond Blended Index is composed of the following indexes: LBCBI (80%) AND MLHYCPBB-B (20%).

† Copyright 2007. Merrill Lynch, Pierce, Fenner & Smith Incorporated. All rights reserved.

All data is as of October 31, 2007, and subject to change.

ABOUT YOUR FUND’S EXPENSES

The Example below is intended to describe the fees and expenses borne by shareholders and the impact of those costs on your investment.

Example

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, including sales charges (loads), redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution (12b-1) fees and other fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds. The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2007 to October 31, 2007.

The example illustrates your fund’s costs in two ways:

  Actual expenses
  The section in the table under the heading “Actual” provides information about actual account values and actual expenses. You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the column entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
  Hypothetical example for comparison purposes
  The section in the table under the heading “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees or exchange fees. Therefore, the section in the table under the heading “Hypothetical (5% return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending
	Account	Account	Expenses
	Value	Value	Paid During
	5/1/2007	10/31/2007	Period*

Actual
Class A	$ 1,000.00	$ 1,021.95	$ 4.68
Class B	$ 1,000.00	$ 1,018.14	$ 8.47
Class C	$ 1,000.00	$ 1,018.14	$ 8.47
Class I	$ 1,000.00	$ 1,023.26	$ 3.41
Hypothetical
(5% return
before expenses)
Class A	$ 1,000.00	$ 1,020.51	$ 4.67
Class B	$ 1,000.00	$ 1,016.74	$ 8.47
Class C	$ 1,000.00	$ 1,016.74	$ 8.47
Class I	$ 1,000.00	$ 1,021.77	$ 3.40

* For each class of the Fund, expenses are equal to the annualized expense ratio of each class (0.92% for Class A, 1.67% for Class B, 1.67% for Class C and 0.67% for Class I), multiplied by the average account value over the period, multiplied by 184 / 366 days.

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,		Year Ended
	October 31, 2007			November 30,
CLASS A	(unaudited)	2007	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.45	$ 14.25	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.30	0.81	0.33	0.41[4]
Net realized and unrealized gains or losses on investments	0.01	0.23	(0.27)	(0.28)

Total from investment operations	0.31	1.04	0.06	0.13

Distributions to shareholders from
Net investment income	(0.37)	(0.83)	(0.34)	(0.43)
Net realized gains	0	(0.01)	0	0

Total distributions to shareholders	(0.37)	(0.84)	(0.34)	(0.43)

Net asset value, end of period	$ 14.39	$ 14.45	$ 14.25	$ 14.53

Total return[5]	2.20%	7.49%	0.43%	0.89%

Ratios and supplemental data
Net assets, end of period (thousands)	$188,284	$199,442	$213,268	$226,450
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	0.92%[6]	0.94%	0.96%[6]	0.97%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.12%[6]	1.16%	1.19%[6]	1.15%[6]
Net investment income (loss)	4.21%[6]	5.65%	5.43%[6]	5.28%[6]
Portfolio turnover rate	281%	70%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class A shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class A shares commenced on May 20, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,		Year Ended
	October 31, 2007			November 30,
CLASS B	(unaudited)	2007	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.45	$ 14.25	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.25	0.70	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	0.01	0.23	(0.26)	(0.28)

Total from investment operations	0.26	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.32)	(0.72)	(0.30)	(0.38)
Net realized gains	0	(0.01)	0	0

Total distributions to shareholders	(0.32)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$ 14.39	$ 14.45	$ 14.25	$ 14.53

Total return[5]	1.81%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$15,230	$16,102	$18,277	$20,439
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.82%[6]	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	3.48%[6]	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	281%	70%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class B shares of Vestaur Securities Fund did not exist prior to the transaction . As a result, accounting and performance information for Class B shares commenced on May 20, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months Ended	Year Ended April 30,		Year Ended
	October 31, 2007			November 30,
CLASS C	(unaudited)	2007	2006[1]	2005[2,3]

Net asset value, beginning of period	$ 14.45	$ 14.25	$ 14.53	$ 14.83

Income from investment operations
Net investment income (loss)	0.25	0.70	0.28	0.36[4]
Net realized and unrealized gains or losses on investments	0.01	0.23	(0.26)	(0.28)

Total from investment operations	0.26	0.93	0.02	0.08

Distributions to shareholders from
Net investment income	(0.32)	(0.72)	(0.30)	(0.38)
Net realized gains	0	(0.01)	0	0

Total distributions to shareholders	(0.32)	(0.73)	(0.30)	(0.38)

Net asset value, end of period	$ 14.39	$ 14.45	$ 14.25	$ 14.53

Total return[5]	1.81%	6.71%	0.14%	0.52%

Ratios and supplemental data
Net assets, end of period (thousands)	$24,224	$24,157	$25,972	$27,764
Ratios to average net assets
Expenses including waivers/reimbursements but excluding expense reductions	1.67%[6]	1.67%	1.67%[6]	1.67%[6]
Expenses excluding waivers/reimbursements and expense reductions	1.82%[6]	1.85%	1.89%[6]	1.85%[6]
Net investment income (loss)	3.47%[6]	4.91%	4.72%[6]	4.58%[6]
Portfolio turnover rate	281%	70%	30%	55%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 For the period from May 20, 2005 (commencement of class operations), to November 30, 2005.

3 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . Class C shares of Vestaur Securities Fund did not exist prior to the transaction. As a result, accounting and performance information for Class C shares commenced on May 20, 2005.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Excluding applicable sales charges

6 Annualized

See Notes to Financial Statements

FINANCIAL HIGHLIGHTS

(For a share outstanding throughout each period)

	Six Months
	Ended	Year Ended April 30,		Year Ended November 30,
	October 31, 2007
CLASS I	(unaudited)	2007	2006[1]	2005[2]	2004[2]	2003[2]	2002[2,3]

Net asset value, beginning of period	$ 14.45	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27	$ 14.88

Income from investment operations
Net investment income (loss)	0.31	0.83	0.34	0.79[4]	0.93[4]	0.95	1.00
Net realized and unrealized gains
or losses on investments	0.02	0.25	(0.26)	(0.41)	0.02	0.91	(0.56)

Total from investment operations	0.33	1.08	0.08	0.38	0.95	1.86	0.44

Distributions to shareholders from
Net investment income	(0.39)	(0.87)	(0.36)	(0.86)	(0.95)	(0.99)	(1.05)
Tax basis return of capital	0	(0.01)	0	(0.13)[5]	0	0	0

Total distributions to shareholders	(0.39)	(0.88)	(0.36)	(0.99)	(0.95)	(0.99)	(1.05)

Net asset value, end of period	$ 14.39	$ 14.45	$ 14.25	$ 14.53	$ 15.14	$ 15.14	$ 14.27

Total return	2.33%	7.78%	0.55%	2.82%	6.47%	13.43%	3.06%

Ratios and supplemental data
Net assets, end of period (thousands)	$53,665	$56,478	$61,711	$65,893	$97,235	$97,277	$91,666
Ratios to average net assets
Expenses including waivers/reimbursements
but excluding expense reductions	0.67%[6]	0.67%	0.67%[6]	0.79%	0.94%	0.91%	1.01%
Expenses excluding waivers/reimbursements
and expense reductions	0.82%[6]	0.85%	0.89%[6]	0.88%	0.97%	0.94%	1.01%
Net investment income (loss)	4.47%[6]	5.91%	5.72%[6]	5.50%	6.10%	6.43%	6.96%
Portfolio turnover rate	281%	70%	30%	55%	23%	45%	40%

1 For the five months ended April 30, 2006. The Fund changed its fiscal year end from November 30 to April 30, effective April 30, 2006.

2 Effective at the close of business on May 20, 2005, the Fund acquired the net assets of Vestaur Securities Fund. Vestaur Securities Fund became the accounting and performance survivor in this transaction . The financial highlights for the periods prior to May 23, 2005 are those of Vestaur Securities Fund. The per share information has been restated to give effect to this transaction. Total return performance reflects the total return of Vestaur Securities Fund based on its net asset value.

3 As required, effective December 1, 2001, the Fund has adopted the provisions of the AICPA Audit and Accounting Guide, Audits of Investment Companies, and began amortizing premium and accreting discount on its fixed-income securities. The effects of this change for the year ended November 30, 2002 were a decrease in net investment income per share of $0.03; an increase in net realized gains or losses per share of $0.03; and a decrease in the ratio of net investment income to average net assets of 0.25%.

4 Net investment income (loss) per share is based on average shares outstanding during the period.

5 Return on capital relates to former Vestaur Securities Fund shareholders and is based on average shares outstanding from December 1, 2004 through May 20, 2005.

6 Annualized

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 1.4%
FIXED-RATE 1.4%
FHLMC, Ser. M009, Class A, 5.40%, 10/15/2021 (cost $3,900,318)	$ 3,896,422	$ 3,960,089

AGENCY MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 10.0%
FIXED-RATE 10.0%
FHLMC:
Ser. 2594, Class QE, 5.00%, 08/15/2031	2,395,000	2,337,174
Ser. 2647, Class PC, 5.00%, 11/15/2031	2,500,000	2,444,738
Ser. 2656, Class BG, 5.00%, 10/15/2032	2,175,000	2,127,017
Ser. 2695, Class BG, 4.50%, 04/15/2032	950,000	898,151
Ser. 2778, Class JD, 5.00%, 12/15/2032	450,000	436,121
Ser. 2857, Class Al, 5.00%, 12/15/2032	1,995,000	1,930,029
Ser. 2979, Class QB, 4.50%, 03/15/2018	2,067,000	2,029,804
Ser. 2991, Class QD, 5.00%, 08/15/2034	2,550,000	2,507,261
Ser. 3036, Class NC, 5.00%, 03/15/2031	1,740,000	1,709,374
Ser. 3059, Class CD, 5.00%, 04/15/2031	2,400,000	2,354,409
Ser. 3068, Class AK, 4.50%, 03/15/2027	335,000	319,195
Ser. 3072, Class NK, 5.00%, 05/15/2031	292,417	290,242
Ser. 3082, Class PJ, 5.00%, 09/15/2034	335,000	321,156
FNMA:
Ser. 2002-T12, Class A3, 7.50%, 05/25/2042	18,969	20,005
Ser. 2002-T19, Class A3, 7.50%, 07/25/2042	304,745	320,315
Ser. 2003-129, Class PW, 4.50%, 07/25/2033	2,800,000	2,765,077
Ser. 2003-W4, Class 4A, 7.50%, 10/25/2042	199,395	209,811
Ser. 2005-20, Class QE, 5.00%, 10/25/2030	615,000	603,652
Ser. 2005-38, Class QJ, 5.50%, 03/25/2033	1,949,250	1,941,781
Ser. 2007-65, Class GV, 5.00%, 07/25/2018	2,613,143	2,575,134

Total Agency Mortgage-Backed Collateralized Mortgage Obligations
(cost $27,549,455)		28,140,446

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES 10.5%
FIXED-RATE 10.5%
FHLMC:
5.00%, 09/15/2028	210,000	208,357
6.00%, 01/01/2032	6,249	6,318
6.50%, 09/25/2043	115,517	118,819
7.50%, 09/01/2013 - 08/25/2042	180,143	187,868
9.00%, 12/01/2016	137,156	146,337
9.50%, 12/01/2022	20,120	21,853
FHLMC 30 year:
5.00%, TBA #	2,635,000	2,527,542
5.50%, TBA #	2,105,000	2,071,122

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

AGENCY MORTGAGE-BACKED PASS THROUGH SECURITIES continued
FIXED-RATE continued
FNMA:
5.70%, 11/01/2011	$ 6,498,498	$ 6,655,372
6.06%, 05/01/2012	1,385,015	1,427,593
6.09%, 03/01/2012 ##	2,300,812	2,374,954
6.27%, 02/01/2011	3,359,201	3,463,319
6.45%, 09/01/2016	1,763,870	1,853,445
6.80%, 08/01/2009	3,001,350	3,065,067
7.87%, 07/01/2026	3,038,136	3,493,176
9.00%, 02/01/2025 - 09/01/2030	217,542	235,914
10.00%, 09/01/2010 - 04/01/2021	93,683	104,983
FNMA 15 year, 5.00%, TBA #	1,270,000	1,249,561
GNMA:
8.00%, 03/15/2022 - 08/15/2024	60,189	63,997
8.25%, 05/15/2020	60,435	64,728
8.50%, 09/15/2024 - 01/15/2027	82,518	89,365
9.00%, 12/15/2019	59,669	64,472
9.50%, 09/15/2019	17,750	19,439
10.00%, 01/15/2019 - 03/15/2020	34,126	38,952

Total Agency Mortgage-Backed Pass Through Securities
(cost $29,210,590)		29,552,553

AGENCY REPERFORMING MORTGAGE-BACKED COLLATERALIZED
MORTGAGE OBLIGATIONS 0.2%
FNMA:
Ser. 2003-W02, Class 2A9, 5.90%, 07/25/2042	173,924	176,729
Ser. 2003-W12, Class 1A8, 4.55%, 06/25/2043	350,000	341,805

Total Agency Reperforming Mortgage-Backed Collateralized Mortgage
Obligations (cost $503,642)		518,534

ASSET-BACKED SECURITIES 4.6%
Acacia CDO, Ltd., Ser. 10A, Class C, FRN, 7.02%, 09/07/2046 144A	1,000,000	944,880
American Home Mtge. Backed Investment Trust, Ser. 2005-2, Class 5A4C, 5.41%,
09/25/2035	2,000,000	1,881,580
Deutsche Securities, Inc., Ser. 2006-AB2, Class A3, 6.27%, 06/25/2036	2,000,000	1,991,440
Deutsche Securities, Inc., NIM, Ser. 2007-0A1, Class N1, 6.50%, 02/25/2047
144A	971,307	963,692
MASTR Asset Backed Securities Trust, Ser. 2005-AB1, Class A4, 5.65%,
10/25/2032	2,500,000	2,411,025
Nautilus RMBS CDO, Ltd., Ser. 2005-1A, Class A3, FRN, 6.74%, 07/07/2040
144A	2,938,025	2,802,141
Nomura Asset Acceptance Corp., Ser. 2006-AP1, Class A2, 5.52%, 01/25/2036	2,078,000	2,045,261

Total Asset-Backed Securities (cost $13,099,026)		13,040,019

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

COMMERCIAL MORTGAGE-BACKED SECURITIES 14.5%
FIXED-RATE 8.8%
Banc of America Comml. Mtge., Inc., Ser. 2000-2, Class F, 7.92%, 09/15/2032	$ 3,000,000	$ 3,168,567
Banc of America Mtge. Securities, Inc., Ser. 2003-7, Class B6, 4.75%,
09/25/2018	238,163	139,302
Citigroup Comml. Mtge. Trust, Ser. 2007-C6, Class C, 5.70%, 07/10/2017	855,000	802,455
Commercial Mtge. Pass-Through Cert., Ser. 2007-C9, Class B, 5.82%,
12/10/2049	910,000	867,499
Crown Castle Towers, LLC, Ser. 2006-1A, Class C, 5.47%, 11/15/2036 144A	1,920,000	1,872,691
GE Capital Comml. Mtge. Corp., Ser. 2007-C1, Class C, 5.70%, 12/10/2049	2,500,000	2,342,652
GS Mtge. Securities Corp., Ser. 2007-GG10, Class AM, 5.80%, 08/10/2045	2,700,000	2,724,208
JPMorgan Chase & Co. Comml. Mtge. Securities Corp.:
Ser. 2004-CB9, Class A1, 3.48%, 06/12/2041	4,242,088	4,169,677
Ser. 2006-LDP8, Class B, 5.52%, 05/15/2045	1,000,000	923,264
Ser. 2006-LDP9, Class A3, 5.34%, 05/15/2047	2,360,000	2,306,876
Ser. 2007-LD12, Class A2, 5.83%, 02/15/2051	3,045,000	3,090,479
MASTR Reperforming Loan Trust, Ser. 2006-2, Class B3, 5.90%, 05/25/2036
144A	431,331	256,491
Morgan Stanley Capital I, Inc., Ser. 2001-TOP5, Class G, 6.00%, 10/15/2035
144A	1,042,000	977,925
Prima Capital Securitization, Ltd., Ser. 2006, Class D, 5.88%, 12/28/2048	1,085,000	1,097,781

		24,739,867

FLOATING-RATE 5.7%
Capmark, Ltd., Ser. 2006-7A, Class B, 5.46%, 08/20/2036 144A	500,000	482,020
Credit Suisse Mtge. Capital Cert., Ser. 2006-C1, Class AM, 5.55%, 02/15/2039	2,835,000	2,820,806
Greenwich Capital Comml. Funding Corp., Ser. 2004-GG1, Class A7, 5.32%,
06/10/2036	4,000,000	3,969,247
GS Mtge. Securities Corp., Ser. 2007-GG10, Class A2, 5.78%, 08/10/2045	3,665,000	3,716,030
JPMorgan Chase & Co. Comml. Mtge. Securities Corp., Ser. 2007-CB19,
Class A4, 5.75%, 02/12/2049	2,105,000	2,133,249
Morgan Stanley Capital I, Inc., Ser. 2007-IQ15, Class A4, 5.88%, 06/11/2049	2,750,000	2,811,467

		15,932,819

Total Commercial Mortgage-Backed Securities (cost $40,842,419)		40,672,686

CORPORATE BONDS 22.8%
CONSUMER DISCRETIONARY 2.7%
Auto Components 0.1%
Cooper Tire & Rubber Co., 7.625%, 03/15/2027	110,000	101,750
Goodyear Tire & Rubber Co.:
9.00%, 07/01/2015 (p)	140,000	153,825
11.25%, 03/01/2011	85,000	91,375

		346,950

Diversified Consumer Services 0.0%
Service Corporation International, 6.75%, 04/01/2015	15,000	15,038

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Hotels, Restaurants & Leisure 0.3%
Caesars Entertainment, Inc.:
7.875%, 03/15/2010	$ 70,000	$ 72,800
8.125%, 05/15/2011	20,000	20,400
Indianapolis Downs, LLC, 11.00%, 11/01/2012 144A	15,000	15,150
Inn of the Mountain Gods Resort & Casino, 12.00%, 11/15/2010	35,000	37,100
Isle of Capri Casinos, Inc., 7.00%, 03/01/2014 (p)	305,000	272,212
Pokagon Gaming Authority, 10.375%, 06/15/2014 144A	85,000	94,350
Seneca Gaming Corp., 7.25%, 05/01/2012	20,000	20,250
Shingle Springs Tribal Gaming Authority, 9.375%, 06/15/2015 144A	110,000	111,100
Universal City Development Partners, Ltd., 11.75%, 04/01/2010	30,000	31,575
Wheeling Island Gaming, Inc., 10.125%, 12/15/2009	40,000	40,100

		715,037

Household Durables 0.1%
Hovnanian Enterprises, Inc.:
6.00%, 01/15/2010 (p)	20,000	15,400
6.50%, 01/15/2014	25,000	19,750
Libbey, Inc., FRN, 12.38%, 06/01/2011	80,000	87,400
Meritage Homes Corp., 6.25%, 03/15/2015 (p)	20,000	15,900
Pulte Homes, Inc., 4.875%, 07/15/2009	25,000	23,437
Standard Pacific Corp.:
5.125%, 04/01/2009 (p)	10,000	8,350
6.50%, 08/15/2010 (p)	30,000	22,950

		193,187

Media 0.8%
Cablevision Systems Corp., Ser. B, 8.00%, 04/15/2012	110,000	108,075
CSC Holdings, Inc., 7.625%, 04/01/2011	150,000	150,375
Lamar Media Corp.:
6.625%, 08/15/2015	315,000	303,975
Ser. C, 6.625%, 08/15/2015 144A	25,000	24,063
Mediacom Broadband, LLC, 8.50%, 10/15/2015 (p)	10,000	9,900
Mediacom Communications Corp., 9.50%, 01/15/2013 (p)	225,000	226,125
R.H. Donnelley Corp., Ser. A-4, 8.875%, 10/15/2017 144A (p)	170,000	170,000
Sinclair Broadcast Group, Inc., Class A, 8.00%, 03/15/2012 (p)	20,000	20,650
Time Warner, Inc., 7.625%, 04/15/2031	1,100,000	1,227,404

		2,240,567

Multi-line Retail 0.8%
Federated Department Stores Co., 7.45%, 09/15/2011	500,000	523,823
Federated Retail Holdings, Inc., 6.375%, 03/15/2037	700,000	637,260
Kohl’s Corp., 6.875%, 12/15/2037	575,000	583,585
Neiman Marcus Group, Inc., 9.00%, 10/15/2015	75,000	79,500
Target Corp., 6.50%, 10/15/2037	450,000	457,431

		2,281,599

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
CONSUMER DISCRETIONARY continued
Specialty Retail 0.5%
Home Depot, Inc., 5.875%, 12/16/2036	$ 1,514,000	$ 1,326,131
Payless ShoeSource, Inc., 8.25%, 08/01/2013	140,000	139,125

		1,465,256

Textiles, Apparel & Luxury Goods 0.1%
Norcross Safety Products, LLC, Ser. B, 9.875%, 08/15/2011	15,000	15,600
Oxford Industries, Inc., 8.875%, 06/01/2011	180,000	180,900
Warnaco Group, Inc., 8.875%, 06/15/2013	135,000	142,762

		339,262

CONSUMER STAPLES 0.6%
Food & Staples Retailing 0.4%
Ingles Markets, Inc., 8.875%, 12/01/2011	140,000	143,850
Rite Aid Corp., 8.125%, 05/01/2010	140,000	141,575
SUPERVALU, Inc., 7.50%, 11/15/2014	50,000	51,625
Wal-Mart Stores, Inc., 6.50%, 08/15/2037	675,000	712,284

		1,049,334

Food Products 0.2%
Dean Foods Co., 6.625%, 05/15/2009 (p)	250,000	250,000
Del Monte Foods Co.:
6.75%, 02/15/2015 (p)	180,000	175,950
8.625%, 12/15/2012	60,000	61,500
Pilgrim’s Pride Corp., 8.375%, 05/01/2017	5,000	5,063
Smithfield Foods, Inc., 7.75%, 07/01/2017 (p)	15,000	15,525

		508,038

Household Products 0.0%
Church & Dwight Co., 6.00%, 12/15/2012 (p)	100,000	97,875

Personal Products 0.0%
Central Garden & Pet Co., 9.125%, 02/01/2013 (p)	120,000	115,200

ENERGY 2.1%
Energy Equipment & Services 0.2%
Bristow Group, Inc., 6.125%, 06/15/2013	80,000	78,600
Dresser-Rand Group, Inc., 7.375%, 11/01/2014	20,000	20,225
Hornbeck Offshore Services, Inc., Ser. B, 6.125%, 12/01/2014	155,000	148,412
Parker Drilling Co., 9.625%, 10/01/2013	85,000	91,163
PHI, Inc., 7.125%, 04/15/2013	175,000	170,625

		509,025

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
ENERGY continued
Oil, Gas & Consumable Fuels 1.9%
Chesapeake Energy Corp., 6.875%, 01/15/2016	$ 220,000	$ 220,000
Cimarex Energy Co., 7.125%, 05/01/2017 (p)	15,000	15,056
El Paso Corp., 7.00%, 06/15/2017 (p)	20,000	20,141
EnCana Corp., 6.625%, 08/15/2037	1,225,000	1,298,134
Encore Acquisition Co.:
6.00%, 07/15/2015 (p)	55,000	50,050
6.25%, 04/15/2014	30,000	28,050
Exco Resources, Inc., 7.25%, 01/15/2011	120,000	119,100
Forest Oil Corp., 7.75%, 05/01/2014	95,000	96,425
Frontier Oil Corp., 6.625%, 10/01/2011 (p)	20,000	20,000
Griffin Coal Mining Co., Ltd., 9.50%, 12/01/2016 144A	210,000	208,950
Kinder Morgan Energy Partners, LP, 7.40%, 03/15/2031	1,125,000	1,222,105
Mariner Energy, Inc., 8.00%, 05/15/2017	25,000	24,813
Overseas Shipholding Group, Inc., 8.25%, 03/15/2013	140,000	145,250
Peabody Energy Corp.:
5.875%, 04/15/2016	10,000	9,575
6.875%, 03/15/2013	195,000	196,950
Plains Exploration & Production Co., 7.75%, 06/15/2015 (p)	20,000	20,000
Regency Energy Partners, LP, 8.375%, 12/15/2013 (p)	115,000	121,613
Sabine Pass LNG, LP, 7.25%, 11/30/2013	180,000	177,300
Sunoco, Inc., 9.00%, 11/01/2024	500,000	618,827
Targa Resources, Inc., 8.50%, 11/01/2013 144A	100,000	101,500
Tesoro Corp., Ser. B, 6.625%, 11/01/2015	300,000	299,250
W&T Offshore, Inc., 8.25%, 06/15/2014 144A	10,000	9,750
Williams Cos., 7.125%, 09/01/2011	150,000	156,375
Williams Partners, LP, 7.25%, 02/01/2017	185,000	191,706

		5,370,920

FINANCIALS 12.4%
Capital Markets 3.4%
American Capital Strategies, Ltd., Ser. A, 5.92%, 09/01/2009 (h) +	3,500,000	3,483,690
Goldman Sachs Group, Inc.:
5.30%, 02/14/2012 (p)	1,200,000	1,201,472
6.75%, 10/01/2037	1,125,000	1,132,868
Lehman Brothers Holdings, Inc., 6.00%, 07/19/2012	900,000	913,397
Merrill Lynch & Co., Inc., 6.05%, 08/15/2012	1,325,000	1,345,997
Morgan Stanley, 5.625%, 01/09/2012	1,425,000	1,446,629
Nuveen Investments, Inc., 10.50%, 11/15/2015 #	35,000	35,000

		9,559,053

Commercial Banks 2.9%
BankAmerica Capital II, 8.00%, 12/15/2026	1,000,000	1,040,819
FBOP Corp., 10.00%, 01/15/2009 144A	4,000,000	4,232,320
National City Corp., 5.80%, 06/07/2017	1,700,000	1,694,081
SunTrust Banks, Inc., 6.00%, 09/11/2017	1,300,000	1,322,264

		8,289,484

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
FINANCIALS continued
Consumer Finance 2.2%
American Water Capital Corp., 6.09%, 10/15/2017 144A	$ 850,000	$ 858,191
Daimler Financial Services AG, 4.875%, 06/15/2010	100,000	99,523
Ford Motor Credit Co., LLC:
5.70%, 01/15/2010	35,000	32,479
7.375%, 10/28/2009	640,000	617,527
General Motors Acceptance Corp., LLC:
5.625%, 05/15/2009	40,000	38,121
6.81%, 05/15/2009	105,000	98,828
6.875%, 09/15/2011	525,000	484,244
7.75%, 01/19/2010	65,000	62,949
8.00%, 11/01/2031	100,000	92,666
MBNA Corp., Ser. A, 8.28%, 12/01/2026	1,750,000	1,818,103
Qwest Capital Funding, Inc., 6.50%, 11/15/2018	70,000	62,475
Sprint Capital Corp., 6.875%, 11/15/2028	2,000,000	1,921,082

		6,186,188

Diversified Financial Services 0.3%
Citigroup, Inc., 5.50%, 08/27/2012 (p)	650,000	658,676
Leucadia National Corp., 8.125%, 09/15/2015	180,000	182,475

		841,151

Insurance 0.5%
Crum & Forster Holdings Corp., 7.75%, 05/01/2017	70,000	69,825
Prudential Financial, Inc., 6.10%, 06/15/2017	1,200,000	1,214,485

		1,284,310

Real Estate Investment Trusts 3.0%
BRE Properties, Inc., 5.50%, 03/15/2017	2,400,000	2,275,138
Camden Property Trust, 5.00%, 06/15/2015	3,500,000	3,238,518
Colonial Realty, Ltd., 6.25%, 06/15/2014	1,370,000	1,366,067
ERP Operating, LP, 5.75%, 06/15/2017	1,000,000	969,935
Host Marriott Corp.:
7.125%, 11/01/2013 (p)	100,000	102,000
Ser. O, 6.375%, 03/15/2015	25,000	24,812
Ser. Q, 6.75%, 06/01/2016	135,000	135,675
Omega Healthcare Investors, Inc.:
7.00%, 04/01/2014	10,000	10,125
7.00%, 01/15/2016	50,000	50,375
Ventas, Inc., 7.125%, 06/01/2015	250,000	256,250

		8,428,895

Thrifts & Mortgage Finance 0.1%
Residential Capital, LLC:
7.125%, 11/21/2008	40,000	33,708
7.375%, 06/30/2010	325,000	239,819

		273,527

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
HEALTH CARE 1.9%
Biotechnology 0.6%
Amgen, Inc., 6.375%, 06/01/2037 144A	$ 1,500,000	$ 1,521,995

Health Care Equipment & Supplies 0.0%
Universal Hospital Services, Inc., 8.50%, 06/01/2015 144A	58,000	59,305

Health Care Providers & Services 1.0%
HCA, Inc., 9.25%, 11/15/2016	330,000	348,150
Omnicare, Inc.:
6.125%, 06/01/2013	165,000	155,925
6.875%, 12/15/2015	70,000	67,550
UnitedHealth Group, Inc., 5.375%, 03/15/2016	1,000,000	992,629
WellPoint, Inc., 6.375%, 06/15/2037 (p)	1,300,000	1,326,104

		2,890,358

Pharmaceuticals 0.3%
Abbott Laboratories, 5.875%, 05/15/2016	850,000	873,486

INDUSTRIALS 0.6%
Aerospace & Defense 0.3%
Alliant Techsystems, Inc., 6.75%, 04/01/2016 (p)	25,000	25,000
DRS Technologies, Inc.:
6.625%, 02/01/2016	50,000	49,750
7.625%, 02/01/2018 (p)	40,000	41,100
Hexcel Corp., 6.75%, 02/01/2015 (p)	25,000	24,687
L-3 Communications Holdings, Inc.:
5.875%, 01/15/2015	410,000	401,800
6.375%, 10/15/2015	355,000	356,775

		899,112

Commercial Services & Supplies 0.2%
Browning-Ferris Industries, Inc.:
7.40%, 09/15/2035	100,000	94,500
9.25%, 05/01/2021	95,000	102,125
Corrections Corporation of America, 6.25%, 03/15/2013	160,000	159,808
Geo Group, Inc., 8.25%, 07/15/2013	175,000	178,063
Mobile Mini, Inc., 6.875%, 05/01/2015 144A	30,000	28,650

		563,146

Machinery 0.1%
Commercial Vehicle Group, Inc., 8.00%, 07/01/2013	100,000	96,500
Manitowoc Co., 7.125%, 11/01/2013	65,000	65,000

		161,500

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
INDUSTRIALS continued
Road & Rail 0.0%
Avis Budget Group, Inc., 7.75%, 05/15/2016	$ 45,000	$ 44,550
Avis Car Rental, LLC, 7.625%, 05/15/2014	55,000	54,725
Hertz Global Holdings, Inc.:
8.875%, 01/01/2014	35,000	36,225
10.50%, 01/01/2016 (p)	5,000	5,400

		140,900

Trading Companies & Distributors 0.0%
United Rentals, Inc., 6.50%, 02/15/2012	40,000	41,600

INFORMATION TECHNOLOGY 0.2%
Electronic Equipment & Instruments 0.1%
Da-Lite Screen Co., Inc., 9.50%, 05/15/2011	70,000	73,588
Sanmina-SCI Corp., FRN:
8.44%, 06/15/2010 144A	40,000	40,200
8.44%, 06/15/2014 144A	25,000	24,375

		138,163

IT Services 0.1%
First Data Corp., 9.875%, 09/24/2015 144A	45,000	43,144
SunGard Data Systems, Inc., 4.875%, 01/15/2014 (p)	235,000	208,562
Unisys Corp., 7.875%, 04/01/2008	40,000	39,850

		291,556

Semiconductors & Semiconductor Equipment 0.0%
Freescale Semiconductor, Inc., 8.875%, 12/15/2014	60,000	57,075

MATERIALS 0.8%
Chemicals 0.4%
ARCO Chemical Co.:
9.80%, 02/01/2020	50,000	49,250
10.25%, 11/01/2010	10,000	10,600
Equistar Chemicals, LP, 10.625%, 05/01/2011	133,000	139,650
Koppers Holdings, Inc.:
9.875%, 10/15/2013	10,000	10,625
Sr. Disc. Note, Step Bond, 0.00%, 11/15/2014 †	85,000	73,312
Lyondell Chemical Co.:
6.875%, 06/15/2017 (p)	70,000	77,350
10.50%, 06/01/2013	300,000	324,750
Millenium America, Inc., 7.625%, 11/15/2026	70,000	60,550
Momentive Performance Materials, Inc.:
9.75%, 12/01/2014 144A	115,000	112,700
10.125%, 12/01/2014 144A	15,000	14,550

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
MATERIALS continued
Chemicals continued
Mosaic Co.:
7.30%, 01/15/2028	$ 55,000	$ 54,725
7.625%, 12/01/2016 144A	80,000	86,600
Tronox Worldwide, LLC, 9.50%, 12/01/2012	230,000	223,100

		1,237,762

Construction Materials 0.0%
CPG International, Inc., 10.50%, 07/01/2013	140,000	140,700

Containers & Packaging 0.1%
Berry Plastics Holding Corp., 8.875%, 09/15/2014 (p)	43,000	44,290
Exopack Holding Corp., 11.25%, 02/01/2014	110,000	111,925
Graphic Packaging International, Inc.:
8.50%, 08/15/2011 (p)	10,000	10,200
9.50%, 08/15/2013	55,000	58,025

		224,440

Metals & Mining 0.1%
Dayton Superior Corp., 10.75%, 09/15/2008	20,000	20,350
Freeport-McMoRan Copper & Gold, Inc.:
6.875%, 02/01/2014	40,000	41,400
8.375%, 04/01/2017	130,000	142,675

		204,425

Paper & Forest Products 0.2%
Buckeye Technologies, Inc., 8.50%, 10/01/2013	38,000	39,330
Georgia Pacific Corp.:
8.00%, 01/15/2024 (p)	80,000	79,200
8.875%, 05/15/2031	85,000	85,425
Glatfelter, 7.125%, 05/01/2016	140,000	139,300
Verso Paper Holdings, LLC, 9.125%, 08/01/2014	95,000	98,563

		441,818

TELECOMMUNICATION SERVICES 0.9%
Diversified Telecommunication Services 0.2%
Citizens Communications Co., 7.875%, 01/15/2027	140,000	138,250
Consolidated Communications, Inc., 9.75%, 04/01/2012	60,000	61,650
Qwest Communications International, Inc.:
6.50%, 06/01/2017 144A	50,000	49,500
7.875%, 09/01/2011	145,000	153,700
8.875%, 03/15/2012	60,000	66,000

		469,100

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

CORPORATE BONDS continued
TELECOMMUNICATION SERVICES continued
Wireless Telecommunication Services 0.7%
AT&T Wireless, 8.125%, 05/01/2012	$ 1,600,000	$ 1,786,096
Dobson Cellular Systems, Inc.:
8.375%, 11/01/2011	50,000	53,250
9.875%, 11/01/2012	70,000	76,125
Rural Cellular Corp., 8.25%, 03/15/2012	60,000	62,850

		1,978,321

UTILITIES 0.6%
Electric Utilities 0.5%
Allegheny Energy Supply Co., 8.25%, 04/15/2012 144A	165,000	179,850
Aquila, Inc., 14.875%, 07/01/2012	238,000	301,070
CMS Energy Corp.:
6.55%, 07/17/2017	10,000	9,757
8.50%, 04/15/2011	20,000	21,545
Edison Mission Energy:
7.00%, 05/15/2017 144A	30,000	29,475
7.20%, 05/15/2019 144A	70,000	68,775
Mirant North America, LLC, 7.375%, 12/31/2013 (p)	225,000	229,219
NRG Energy, Inc., 7.375%, 02/01/2016	185,000	185,000
Orion Power Holdings, Inc., 12.00%, 05/01/2010	85,000	94,350
PSEG Energy Holdings, LLC, 10.00%, 10/01/2009	20,000	21,399
Reliant Energy, Inc.:
6.75%, 12/15/2014	230,000	235,175
7.875%, 06/15/2017 (p)	5,000	5,069

		1,380,684

Gas Utilities 0.0%
SEMCO Energy, Inc., 7.75%, 05/15/2013	40,000	42,332

Independent Power Producers & Energy Traders 0.1%
AES Corp.:
8.00%, 10/15/2017 144A	120,000	121,650
8.75%, 05/15/2013 144A	135,000	143,437
Dynegy, Inc., 7.50%, 06/01/2015 144A (p)	110,000	105,600

		370,687

Total Corporate Bonds (cost $62,755,475)		64,238,361

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 4.1%
CONSUMER DISCRETIONARY 0.1%
Media 0.1%
Central European Media Enterprise, Ltd., 8.25%, 05/15/2012 EUR	170,000	257,456

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
CONSUMER STAPLES 0.2%
Beverages 0.0%
Canandaigua Brands, Inc., 8.50%, 11/15/2009 GBP	50,000	$ 106,286

Food & Staples Retailing 0.2%
Carrefour SA, 3.625%, 05/06/2013 EUR	350,000	478,058

ENERGY 0.1%
GAZPROM OAO, 6.58%, 10/31/2013 GBP	65,000	132,091

FINANCIALS 3.4%
Capital Markets 0.2%
Ahold Finance USA, Inc., 6.50%, 03/14/2017 GBP	65,000	132,767
Morgan Stanley, 5.375%, 11/14/2013 GBP	270,000	536,591

		669,358

Commercial Banks 1.1%
Bayerische Landesbank, 10.00%, 03/31/2010 PLN	270,000	117,313
HBOS plc, 4.125%, 01/25/2010 CAD	900,000	933,301
Kreditanstalt f¸r Wiederaufbau:
4.95%, 10/14/2014 CAD	670,000	716,712
6.00%, 07/15/2009 NZD	730,000	540,059
Landwirtschaftliche Rentenbank, 5.75%, 01/21/2015 AUD	1,000,000	862,063

		3,169,448

Consumer Finance 0.6%
ABB International Finance, Ltd., 6.50%, 11/30/2011 EUR	350,000	536,587
BMW Finance Corp., 4.25%, 01/22/2014 EUR	500,000	699,974
Toyota Motor Credit Corp., 5.125%, 01/17/2012 GBP	205,000	417,725
Virgin Media Finance plc, 9.75%, 04/15/2014 GBP	50,000	104,727

		1,759,013

Diversified Financial Services 0.8%
European Investment Bank:
5.50%, 12/07/2011 GBP	130,000	270,696
6.00%, 07/15/2009 NZD	1,100,000	814,506
General Electric Capital Corp.:
3.375%, 02/08/2012 EUR	500,000	689,667
6.125%, 05/17/2012 GBP	130,000	272,066
Lighthouse Group plc, 8.00%, 04/30/2014 EUR	70,000	105,540

		2,152,475

Insurance 0.2%
AIG SunAmerica, Inc., 5.625%, 02/01/2012 GBP	270,000	548,603

Thrifts & Mortgage Finance 0.5%
Nykredit, 5.00%, 10/01/2038 DKK	4,582,004	851,665
Totalkredit, FRN, 4.90%, 01/01/2015 DKK	2,450,826	482,769

		1,334,434

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

FOREIGN BONDS - CORPORATE (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) continued
INDUSTRIALS 0.1%
Aerospace & Defense 0.1%
Bombardier, Inc., 7.25%, 11/15/2016 EUR	70,000	$ 103,596

Machinery 0.0%
Savcio Holdings, Ltd., 8.00%, 02/15/2013 EUR	50,000	73,325

MATERIALS 0.0%
Containers & Packaging 0.0%
Owens-Illinois European Group BV, 6.875%, 03/31/2017 EUR	70,000	98,528

TELECOMMUNICATION SERVICES 0.2%
Diversified Telecommunication Services 0.2%
France Telecom, 7.50%, 03/14/2011 GBP	270,000	587,558

Total Foreign Bonds - Corporate (Principal Amount Denominated in
Currency Indicated) (cost $10,793,022)		11,470,229

FOREIGN BONDS - GOVERNMENT (PRINCIPAL AMOUNT DENOMINATED
IN CURRENCY INDICATED) 6.3%
Austrailia:
6.00%, 06/14/2011 AUD	1,000,000	897,102
6.00%, 05/01/2012 AUD	1,330,000	1,182,693
Brazil, 10.25%, 01/10/2028 BRL	350,000	202,790
Canada, 4.60%, 09/15/2011 CAD	505,000	534,695
Denmark, 4.00%, 11/15/2017 DKK	7,600,000	1,436,740
France, 4.25%, 04/25/2019 EUR	715,000	1,022,424
Germany, 3.75%, 01/04/2017 EUR	900,000	1,259,497
Hong Kong, 4.23%, 03/21/2011 HKD	5,850,000	778,629
International Bank for Reconstruction and Development, 5.75%, 06/25/2010
RUB #	5,100,000	206,018
Mexico:
5.50%, 02/17/2020 EUR	280,000	420,399
8.00%, 12/07/2023 MXN	8,450,000	798,087
10.00%, 12/05/2024 MXN	1,800,000	201,416
Morocco, 5.375%, 06/27/2017 EUR	65,000	94,871
Netherlands, 4.00%, 07/15/2016 EUR	1,850,000	2,619,475
Norway, 5.00%, 05/15/2015 NOK	7,900,000	1,477,128
Philippines, 6.25%, 03/15/2016 EUR	200,000	292,850
South Africa, 5.25%, 05/16/2013 EUR	100,000	146,519
Sweden, 5.50%, 10/08/2012 SEK	16,000,000	2,648,485
Turkey, 4.75%, 07/06/2012 EUR	340,000	480,138
Ukraine, 4.95%, 10/13/2015 EUR	50,000	67,683
United Kingdom, 5.00%, 03/07/2012 GBP	420,000	874,469

Total Foreign Bonds - Government (Principal Amount Denominated in
Currency Indicated) (cost $16,616,573)		17,642,108

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED COLLATERALIZED MORTGAGE
OBLIGATIONS 2.1%
FIXED-RATE 1.0%
Harborview NIM Corp.:
Ser. 2006-12, Class N1, 6.41%, 12/19/2036 144A	$ 686,045	$ 684,598
Ser. 2006-14, Class N1, 6.41%, 12/19/2036 144A	441,651	440,264
Ser. 2006-14, Class N2, 8.35%, 12/19/2036 144A	1,000,000	986,530
Sharps SP I, LLC NIM Trust, Ser. 2006-OA1N, Class N1, 7.00%, 02/25/2047
144A	618,108	615,258

		2,726,650

FLOATING-RATE 1.1%
Banc of America Mtge. Securities, Inc., Ser. 2005-D, Class 2A6, 4.78%,
05/25/2035	3,255,000	3,227,918

Total Whole Loan Mortgage-Backed Collateralized Mortgage Obligations
(cost $5,909,039)		5,954,568

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES 15.9%
FIXED-RATE 6.9%
Alternative Loan Trust, Ser. 2007-14T2, Class 2, 6.00%, 07/25/2037	1,710,681	1,679,509
Countrywide Alternative Loan Trust, Inc., Ser. 2007-24, Class A11, 7.00%,
10/25/2037	963,133	950,272
First Horizon Mtge. Pass Through Trust, Ser. 2007-AR2, Class 2A1, 5.89%,
07/25/2037	3,005,699	3,010,207
GSAA Home Equity Trust, Ser. 2007-10, Class A1A, 6.00%, 11/25/2037 (h) #	1,375,000	1,341,038
GSR Mtge. Loan Trust, Ser. 2006-8F, Class 4A3, 6.50%, 09/25/2036	580,000	561,432
Morgan Stanley Capital I, Inc., Ser. 2007-13, Class 5A1, 5.50%, 10/25/2037 (h) #	3,471,772	3,338,109
PHH Alternative Mtge. Trust, Ser. 2007-01, Class 21A, 6.00%, 02/25/2037	809,886	794,580
Residential Accredited Loans, Inc., Ser. 2007-QS10, Class A1, 6.50%,
09/25/2037 #	948,199	945,536
Residential Funding Mtge. Securities, Ser. 2007-SA3, Class 2A1, 5.79%,
07/27/2037	3,698,209	3,710,302
Washington Mutual, Inc., Ser. 2005-AR3, Class A1, 4.64%, 03/25/2035	3,218,204	3,190,283

		19,521,268

FLOATING-RATE 9.0%
Citigroup Mtge. Loan Trust, Inc., Ser. 2005-7, Class 2A3A, 5.18%, 09/25/2035	3,160,176	3,127,760
CSMC Mtge. Backed Trust, Ser. 2007-4R, Class 1A1, 5.69%, 10/26/2036 (h)	405,000	395,037
MASTR Reperforming Loan Trust, Ser. 2006-2, Class 1A1, 5.90%, 05/25/2046
144A	2,685,217	2,698,804
Merrill Lynch Countrywide Comml. Mtge. Trust, Ser. 2007-8,Class A3, 5.96%,
07/12/2017	3,530,000	3,625,573
Structured Adjustable Rate Mtge. Loan Trust, Ser. 2007-3, Class 3A1, 5.73%,
04/25/2037	2,550,361	2,546,459
Washington Mutual, Inc. Mtge. Pass-Through Cert., Ser. 2007-HY7, Class 3A2,
5.92%, 07/25/2037	3,021,843	3,027,917

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

WHOLE LOAN MORTGAGE-BACKED PASS THROUGH SECURITIES	continued
FLOATING-RATE continued
Washington Mutual, Inc.:
Ser. 2006-AR17, Class 1A1B, 5.74%, 12/25/2046	$ 2,661,816	$ 2,611,162
Ser. 2007-OA5, Class 1A, 5.68%, 06/25/2047	2,483,146	2,440,958
Ser. 2007-OA5, Class 1A1B, 5.68%, 06/25/2047	2,240,710	2,202,640
Wells Fargo Mtge. Backed Securities Trust, Ser. 2006-AR10, Class 5A1, 5.60%,
07/25/2036	2,616,774	2,618,417

		25,294,727

Total Whole Loan Mortgage-Backed Pass Through Securities
(cost $44,355,215)		44,815,995

WHOLE LOAN SUBORDINATE COLLATERALIZED MORTGAGE
OBLIGATIONS 1.4%
FIXED-RATE 0.2%
Financial Asset Securitization, Inc., Ser. 1997-NAM2, Class B-2, 7.88%,
07/25/2027	408,811	407,155

FLOATING-RATE 1.2%
Harborview Mtge. Loan Trust:
Ser. 2004-7, Class B4, 6.33%, 11/19/2034	2,902,784	2,351,255
Ser. 2005-8, Class 2B3, 7.28%, 02/19/2035	1,124,222	1,125,425

		3,476,680

Total Whole Loan Subordinate Collateralized Mortgage Obligations
(cost $3,800,959)		3,883,835

U.S. TREASURY OBLIGATIONS 0.2%
U.S. Treasury Bonds, 6.00%, 02/15/2026 (p)	110,000	125,984
U.S. Treasury Notes, 4.75%, 08/15/2017	415,000	424,273

Total U.S. Treasury Obligations (cost $538,755)		550,257

YANKEE OBLIGATIONS - CORPORATE 2.9%
CONSUMER STAPLES 0.1%
Beverages 0.1%
Companhia Brasileira de Bebidas, 8.75%, 09/15/2013	115,000	132,399

Food Products 0.0%
Sadia Overseas, Ltd., 6.875%, 05/24/2017 144A	100,000	98,750

ENERGY 0.1%
Oil, Gas & Consumable Fuels 0.1%
OAO Gazprom, 9.625%, 03/01/2013	190,000	220,082
OPTI Canada, Inc., 7.875%, 12/15/2014 144A	210,000	209,475

		429,557

FINANCIALS 0.8%
Commercial Banks 0.1%
Bank of Moscow, 7.34%, 05/13/2013	100,000	98,940
JSC Halyk Bank, 8.125%, 10/07/2009	100,000	102,495
VTB Capital SA, 7.50%, 10/12/2011	120,000	124,218

		325,653

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
FINANCIALS continued
Consumer Finance 0.1%
Avago Technologies Finance Private, Ltd., 10.125%, 12/01/2013	$ 35,000	$ 37,975
NXP Funding, LLC, 7.875%, 10/15/2014	5,000	4,906
Petroplus Finance, Ltd., 6.75%, 05/01/2014 144A	30,000	28,650
Virgin Media Finance plc, 9.125%, 08/15/2016 (p)	92,000	97,520

		169,051

Diversified Financial Services 0.6%
Preferred Term Securities XII, Ltd., FRN, 10.00%, 12/24/2033	1,000,000	757,740
Ship Finance International, Ltd., 8.50%, 12/15/2013	150,000	154,125
Trapeza CDO, LLC, Ser. 2004-7A, Class B1, FRN, 6.63%, 01/25/2035 144A	1,000,000	1,002,940

		1,914,805

INDUSTRIALS 0.1%
Road & Rail 0.1%
Kansas City Southern de Mexico:
7.375%, 06/01/2014 144A	100,000	100,250
9.375%, 05/01/2012	120,000	127,800

		228,050

INFORMATION TECHNOLOGY 0.1%
Communications Equipment 0.1%
Nortel Networks Corp., 10.125%, 07/15/2013 144A (p)	175,000	179,375

Semiconductors & Semiconductor Equipment 0.0%
Sensata Technologies, Inc., 8.00%, 05/01/2014 (p)	10,000	9,863

MATERIALS 0.2%
Metals & Mining 0.2%
Novelis, Inc., 7.25%, 02/15/2015	540,000	521,100

Paper & Forest Products 0.0%
Corporacion Durango SAB de CV, 10.50%, 10/05/2017 144A (p)	55,000	53,350

TELECOMMUNICATION SERVICES 1.3%
Diversified Telecommunication Services 0.5%
Telecom Italia SpA, 6.20%, 07/18/2011	200,000	206,049
Telefonica Emisiones, 7.05%, 06/20/2036 (p)	1,000,000	1,101,962
Telefonos De Mexico SAB de CV, 4.75%, 01/27/2010	100,000	99,700

		1,407,711

Wireless Telecommunication Services 0.8%
Inmarsat plc, Sr. Disc. Note, Step Bond, 10.375%, 11/15/2012 †	30,000	29,100
Intelsat, Ltd., 9.25%, 06/15/2016 (p)	40,000	41,700
Vimpel Communications, 8.25%, 05/23/2016	200,000	207,680
Vodafone Group plc:
5.625%, 02/27/2017	1,200,000	1,190,552
7.75%, 02/15/2010	700,000	740,662

		2,209,694

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - CORPORATE continued
UTILITIES 0.2%
Electric Utilities 0.1%
Enersis SA, 7.375%, 01/15/2014	$ 115,000	$ 122,309
InterGen NV, 9.00%, 06/30/2017 144A	40,000	42,500

		164,809

Multi-Utilities 0.1%
National Power Corp.:
6.875%, 11/02/2016	200,000	202,876
FRN, 9.74%, 08/23/2011	130,000	142,648

		345,524

Total Yankee Obligations - Corporate (cost $8,199,050)		8,189,691

	Shares	Value

PREFERRED STOCKS 0.0%
FINANCIALS 0.0%
Diversified Financial Services 0.0%
First Republic Capital Corp., 10.50% 144A (cost $55,855)	50	57,750

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT 1.1%
Argentina, 12.25%, 06/19/2018	$ 159,188	56,353
Brazil:
7.125%, 01/20/2037	370,000	428,275
8.25%, 01/20/2034	350,000	454,475
Colombia:
7.375%, 01/27/2017	100,000	110,600
8.125%, 05/21/2024	175,000	211,312
Emirates of Abu Dhabi, 5.50%, 08/02/2012	200,000	203,950
Indonesia, 6.75%, 03/10/2014	90,000	93,600
Jamaica, 11.75%, 05/15/2011	40,000	49,200
Mexico:
8.375%, 01/14/2011	185,000	205,812
11.375%, 09/15/2016	10,000	14,350
Peru:
8.375%, 05/03/2016	35,000	41,388
8.75%, 11/21/2033	35,000	46,900
9.125%, 01/15/2008	110,000	111,375
Russia:
11.00%, 07/24/2018	55,000	78,050
Sr. Disc. Note, Step Bond, 7.50%, 03/31/2030 †	148,500	167,679
Turkey, 7.00%, 09/26/2016	200,000	210,260

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

	Principal
	Amount	Value

YANKEE OBLIGATIONS - GOVERNMENT continued
Ukraine, 6.58%, 11/21/2016	$ 100,000	$ 101,525
Venezuela:
7.65%, 04/21/2025	115,000	109,043
8.50%, 10/08/2014	110,000	113,300
10.75%, 09/19/2013	180,000	201,780

Total Yankee Obligations - Government (cost $2,948,651)		3,009,227

	Shares	Value

MUTUAL FUND SHARES 1.7%
Blackrock Core Bond Trust	50,000	611,500
Blackrock Income Trust (p)	100,200	582,162
Blackrock North American Government Income Trust (p)	61,000	621,590
MFS Intermediate Income Trust	151,100	942,864
MFS Multimarket Income Trust	100,000	584,000
Putnam Premier Income Trust	115,000	710,700
Western Asset/Claymore U.S. Treasury Inflation Protected Securities Fund 2	50,000	588,500

Total Mutual Fund Shares (cost $4,506,387)		4,641,316

	Principal
	Amount	Value

LOANS 0.1%
INFORMATION TECHNOLOGY 0.1%
First Data Corp., 7.98%, 09/24/2014	$ 90,000	86,510
Flextonics International, Ltd., 7.47%, 10/01/2014	100,000	99,002

		185,512

TELECOMMUNICATION SERVICES 0.0%
Telesat, FRN, 8.21%, 09/01/2014	100,000	98,717

Total Loans (cost $283,429)		284,229

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LOANED 2.5%
REPURCHASE AGREEMENT^ 2.5%
Lehman Brothers, Inc., 4.93%, dated 10/31/2007, maturing 11/01/2007,
maturity value $7,129,142 (cost $7,128,166)	7,128,166	7,128,166

	Shares	Value

SHORT-TERM INVESTMENTS 2.7%
MUTUAL FUND SHARES 2.7%
Evergreen Institutional Money Market Fund, Class I, 5.03% q ø ##
(cost $7,735,646)	7,735,646	7,735,646

Total Investments (cost $290,731,671) 105.0%		295,485,705
Other Assets and Liabilities (5.0%)		(14,082,983)

Net Assets 100.0%		$ 281,402,722

See Notes to Financial Statements

SCHEDULE OF INVESTMENTS continued

October 31, 2007 (unaudited)

##	All or a portion of this security has been segregated for when-issued or delayed delivery securities.
#	When-issued or delayed delivery security
144A	Security that may be sold to qualified institutional buyers under Rule 144A of the Securities Act of 1933, as amended. This security has been determined to be liquid under guidelines established by the Board of Trustees, unless otherwise noted.
(p)	All or a portion of this security is on loan.
(h)	Security is valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.
+	Security is deemed illiquid.
†	Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. An effective interest rate is applied to recognize interest income daily for the bond. This rate is based on total expected interest to be earned over the life of the bond which consists of the aggregate coupon-interest payments and discount at acquisition. The rate shown is the stated rate at the current period end.
^	Collateralized by U.S. Government Agency Obligations at period end.
q	Rate shown is the 7-day annualized yield at period end.
ø	Evergreen Investment Management Company, LLC is the investment advisor to both the Fund and the money market fund.

Summary of Abbreviations
AUD	Australian Dollar	HKD	Hong Kong Dollar
BRL	Brazil Real	MASTR	Mortgage Asset Securitization Transactions, Inc.
CAD	Canadian Dollar	MXN	Mexican Peso
CDO	Collateralized Debt Obligation	NIM	Net Interest Margin
DKK	Danish Krone	NOK	Norwegian Krone
EUR	Euro	NZD	New Zealand Dollar
FHLMC	Federal Home Loan Mortgage Corp.	PLN	Polish Zloty
FNMA	Federal National Mortgage Association	RUB	Russian Ruble
FRN	Floating Rate Note	SEK	Swedish Krona
GBP	Great British Pound	TBA	To Be Announced
GNMA	Government National Mortgage Association

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by credit quality based on Moody’s and Standard & Poor’s ratings as of October 31, 2007:

AAA	63.9%
AA	7.6%
A	10.3%
BBB	9.8%
BB	4.5%
B	3.7%
NR	0.2%

100.0%

The following table shows the percent of total investments (excluding equity positions, segregated cash and cash equivalents and collateral from securities on loan) by effective maturity as of October 31, 2007:

Less than 1 year	2.9%
1 to 3 year(s)	12.1%
3 to 5 years	27.4%
5 to 10 years	47.4%
10 to 20 years	4.2%
20 to 30 years	5.8%
Greater than 30 years	0.2%

100.0%

See Notes to Financial Statements

STATEMENT OF ASSETS AND LIABILITIES

October 31, 2007 (unaudited)

Assets
Investments in securities, at value (cost $282,996,025) including $6,967,284 of securities loaned	$ 287,750,059
Investments in affiliated money market fund, at value (cost $7,735,646)	7,735,646

Total investments	295,485,705
Foreign currency, at value (cost $304,795)	311,167
Receivable for securities sold	33,683,465
Principal paydown receivable	8,750
Receivable for Fund shares sold	122,230
Dividends and interest receivable	2,973,797
Receivable for securities lending income	597
Receivable for credit default swap payments	7,148
Unrealized gains on credit default swap transactions	1,127,266
Unrealized gains on open forward foreign currency exchange contracts	84,063
Deferred swap premium	354,027
Receivable from investment advisor	3,453
Prepaid expenses and other assets	187,377

Total assets	334,349,045

Liabilities
Dividends payable	406,804
Payable for securities purchased	42,501,397
Payable for Fund shares redeemed	485,651
Unrealized losses on open forward foreign currency exchange contracts	193,814
Unrealized losses on credit default swap transactions	1,066,282
Unrealized losses on total return swap transactions	589,534
Payable for closed forward foreign currency exchange contracts	317,559
Payable for securities on loan	7,128,166
Payable for credit default swap payments	6,141
Deferred swap discount	213,434
Due to related parties	2,180
Accrued expenses and other liabilities	35,361

Total liabilities	52,946,323

Net assets	$ 281,402,722

Net assets represented by
Paid-in capital	$ 334,508,530
Overdistributed net investment income	(1,772,072)
Accumulated net realized losses on investments	(54,557,414)
Net unrealized gains on investments	3,223,678

Total net assets	$ 281,402,722

Net assets consists of
Class A	$ 188,284,158
Class B	15,229,799
Class C	24,223,959
Class I	53,664,806

Total net assets	$ 281,402,722

Shares outstanding (unlimited number of shares authorized)
Class A	13,086,251
Class B	1,058,509
Class C	1,683,627
Class I	3,729,859

Net asset value per share
Class A	$ 14.39
Class A — Offering price (based on sales charge of 4.75%)	$ 15.11
Class B	$ 14.39
Class C	$ 14.39
Class I	$ 14.39

See Notes to Financial Statements

STATEMENT OF OPERATIONS

Six Months Ended October 31, 2007 (unaudited)

Investment income
Interest	$ 8,030,786
Income from affiliate	480,339
Dividends	126,900
Securities lending	12,049

Total investment income	8,650,074

Expenses
Advisory fee	618,788
Distribution Plan expenses
Class A	289,288
Class B	76,631
Class C	120,220
Administrative services fee	142,538
Transfer agent fees	242,963
Trustees’ fees and expenses	3,564
Printing and postage expenses	34,588
Custodian and accounting fees	91,752
Registration and filing fees	27,304
Professional fees	17,543
Other	5,104

Total expenses	1,670,283
Less: Expense reductions	(5,844)
Fee waivers and expense reimbursements	(265,046)

Net expenses	1,399,393

Net investment income	7,250,681

Net realized and unrealized gains or losses on investments
Net realized gains or losses on:
Securities	(4,124,924)
Foreign currency related transactions	(192,328)
Futures contracts	(80,021)
Credit default swap transactions	12,614

Net realized losses on investments	(4,384,659)
Net change in unrealized gains or losses on investments	3,108,520

Net realized and unrealized gains or losses on investments	(1,276,139)

Net increase in net assets resulting from operations	$ 5,974,542

See Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended
	October 31, 2007		Year Ended
	(unaudited)		April 30, 2007

Operations
Net investment income	$ 7,250,681		$ 17,061,576
Net realized losses on investments		(4,384,659)		(1,553,243)
Net change in unrealized gains or
losses on investments		3,108,520		6,403,394

Net increase in net assets resulting
from operations		5,974,542		21,911,727

Distributions to shareholders from
Net investment income
Class A		(4,981,618)		(11,787,049)
Class B		(338,971)		(852,703)
Class C		(530,815)		(1,242,068)
Class I		(1,484,706)		(3,565,742)
Tax return of capital
Class A		0		(165,900)
Class B		0		(13,740)
Class C		0		(19,998)
Class I		0		(47,948)

Total distributions to shareholders		(7,336,110)		(17,695,148)

	Shares		Shares
Capital share transactions
Proceeds from shares sold
Class A	370,305	5,260,071	579,848	8,326,359
Class B	98,871	1,407,929	169,920	2,430,882
Class C	138,996	1,977,220	190,704	2,730,653
Class I	21,664	308,489	44,267	639,034

		8,953,709		14,126,928

Net asset value of shares issued in
reinvestment of distributions
Class A	232,285	3,310,200	552,035	7,905,712
Class B	14,597	208,022	35,341	506,013
Class C	22,732	323,964	56,461	808,431
Class I	55,740	794,350	130,689	1,871,835

		4,636,536		11,091,991

Automatic conversion of Class B shares to
Class A shares
Class A	20,790	295,543	69,131	988,636
Class B	(20,790)	(295,543)	(69,131)	(988,636)

		0		0

Payment for shares redeemed
Class A	(1,340,173)	(19,100,311)	(2,368,618)	(33,880,260)
Class B	(148,612)	(2,115,642)	(304,671)	(4,352,055)
Class C	(149,905)	(2,137,341)	(398,516)	(5,692,232)
Class I	(256,275)	(3,651,440)	(598,099)	(8,560,870)

		(27,004,734)		(52,485,417)

Net decrease in net assets resulting from
capital share transactions		(13,414,489)		(27,266,498)

Total decrease in net assets		(14,776,057)		(23,049,919)
Net assets
Beginning of period		296,178,779		319,228,698

End of period	$ 281,402,722		$ 296,178,779

Overdistributed net investment income	$ (1,772,072)		$ (416,859)

See Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS (unaudited)

1. ORGANIZATION

Evergreen Core Bond Plus Fund (the “Fund”) (formerly, Evergreen Diversified Bond Fund) is a diversified series of Evergreen Fixed Income Trust (the “Trust”), a Delaware statutory trust organized on September 18, 1997. The Trust is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”).

The Fund offers Class A, Class B, Class C and Class I shares. Class A shares are sold with a front-end sales charge. However, Class A share investments of $1 million or more are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% upon redemption within 18 months. Class B shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption and decreases depending on how long the shares have been held. Class C shares are sold without a front-end sales charge but are subject to a contingent deferred sales charge that is payable upon redemption within one year. Class I shares are sold without a front-end sales charge or contingent deferred sales charge. Each class of shares, except Class I shares, pays an ongoing distribution fee.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles in the United States of America, which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from these estimates.

a. Valuation of investments

Portfolio debt securities acquired with more than 60 days to maturity are fair valued using matrix pricing methods determined by an independent pricing service which takes into consideration such factors as similar security prices, yields, maturities, liquidity and ratings. Securities for which valuations are not readily available from an independent pricing service may be valued by brokers which use prices provided by market makers or estimates of market value obtained from yield data relating to investments or securities with similar characteristics.

Listed equity securities are usually valued at the last sales price or official closing price on the national securities exchange where the securities are principally traded.

Short-term securities with remaining maturities of 60 days or less at the time of purchase are valued at amortized cost, which approximates market value.

Investments in other mutual funds are valued at net asset value. Securities for which market quotations are not readily available or not reflective of current market value are valued at fair value as determined by the investment advisor in good faith, according to procedures approved by the Board of Trustees.

b. Repurchase agreements

Securities pledged as collateral for repurchase agreements are held by the custodian bank or in a segregated account in the Fund’s name until the agreements mature. Collateral for certain tri-

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

party repurchase agreements is held at the counterparty’s custodian in a segregated account for the benefit of the Fund and the counterparty. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. However, in the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. The Fund will enter into repurchase agreements with banks and other financial institutions, which are deemed by the investment advisor to be creditworthy pursuant to guidelines established by the Board of Trustees. In certain instances, the Fund’s securities lending agent may provide collateral in the form of repurchase agreements.

c. Foreign currency translation

All assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of portfolio securities and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for that portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses on investments.

d. Futures contracts

In order to gain exposure to, or protect against changes in, security values, the Fund may buy and sell futures contracts. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts.

e. When-issued and delayed delivery transactions

The Fund records when-issued or delayed delivery securities as of trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed delivery basis are marked-to-market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

f. Securities lending

The Fund may lend its securities to certain qualified brokers in order to earn additional income. The Fund receives compensation in the form of fees or interest earned on the investment of any cash collateral received. The Fund also continues to receive interest and dividends on the securities loaned. The Fund receives collateral in the form of cash or securities with a market value at least equal to the market value of the securities on loan, including accrued interest. In the event

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

of default or bankruptcy by the borrower, the Fund could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

g. Dollar roll transactions

The Fund may enter into dollar roll transactions with respect to mortgage-backed securities. In a dollar roll transaction, the Fund sells mortgage-backed securities to financial institutions and simultaneously agrees to accept substantially similar (same type, coupon and maturity) securities at a later date at an agreed upon price. The Fund will use the proceeds generated from the transactions to invest in short-term investments, which may enhance the Fund’s current yield and total return. The Fund accounts for dollar roll transactions as purchases and sales. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform under the terms of the agreement, if the Fund receives inferior securities in comparison to what was sold to the coun-terparty at redelivery or if there are variances in paydown speed between the mortgage-related pools.

h. Credit default swaps

The Fund may enter into credit default swaps. Credit default swaps involve an exchange of a fixed rate premium for protection against the loss in value of an underlying debt instrument in the event of default or bankruptcy. Under the terms of the swap, one party acts as a “guarantor” and receives a periodic stream of payments that is a fixed percentage applied to a notional principal amount over the term of the swap. In return, the party agrees to purchase the notional amount of the underlying instrument, at par, if a credit event occurs during the term of the swap. Periodic payments are recorded as realized gains or losses. Any premiums or discounts received on the transactions are recorded as an asset or liability on the Statement of Assets and Liabilities and amortized. The Fund may enter into credit default swaps as either the guarantor or the counter-party.

Swaps are marked-to-market daily based on quotations from market makers and any change in value is recorded as an unrealized gain or loss. Payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

i. Total return swaps

The Fund may enter into total return swaps. Total return swaps involve commitments to pay interest in exchange for a market linked return, both based on notional amounts. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the Fund will receive a payment from, or make a payment to, the counterparty. The value of the swap agreements is marked-to-market daily based upon quotations from market makers and any change in value is recorded as an unrealized gain or loss. The Fund could be exposed to risks if the counterparty defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates or in the price of the underlying security.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

j. Security transactions and investment income

Security transactions are recorded on trade date. Realized gains and losses are computed using the specific cost of the security sold. Interest income is recorded on the accrual basis and includes accretion of discounts and amortization of premiums. Dividend income is recorded on the ex-dividend date.

k. Federal taxes

The Fund intends to continue to qualify as a regulated investment company and distribute all of its taxable income, including any net capital gains (which have already been offset by available capital loss carryovers). Accordingly, no provision for federal taxes is required.

l. Distributions

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

m. Class allocations

Income, common expenses and realized and unrealized gains and losses are allocated to the classes based on the relative net assets of each class. Distribution fees, if any, are calculated daily at the class level based on the appropriate net assets of each class and the specific expense rates applicable to each class.

3. ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Evergreen Investment Management Company, LLC (“EIMC”), an indirect, wholly-owned subsidiary of Wachovia Corporation (“Wachovia”), is the investment advisor to the Fund and is paid a fee at an annual rate of 2% of the Fund’s gross investment income plus an amount determined by applying percentage rates to the average daily net assets of the Fund, starting at 0.31% and declining to 0.16% as average daily net assets increase. For the six months ended October 31, 2007, the advisory fee was equivalent to 0.43% of the Fund’s average daily net assets (on an annualized basis).

Tattersall Advisory Group, Inc. (“TAG”), an indirect, wholly-owned subsidiary of Wachovia, is the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

Effective October 1, 2007, First International Advisors, Inc. d/b/a Evergreen International Advisors (“FIA”), an indirect, wholly-owned subsidiary of Wachovia, became the investment sub-advisor to the Fund and is paid by EIMC for its services to the Fund.

From time to time, EIMC may voluntarily or contractually waive its fee and/or reimburse expenses in order to limit operating expenses. During the six months ended October 31, 2007, EIMC contractually and voluntarily waived its advisory fee in the amount of $23,147 and $193,684, respectively, and reimbursed Distribution Plan expenses (see Note 4) relating to Class A shares in the amount of $48,215.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

The Fund may invest in Evergreen-managed money market funds, which are also advised by EIMC. Income earned on these investments is included in income from affiliate on the Statement of Operations.

Evergreen Investment Services, Inc. (“EIS”), an indirect, wholly-owned subsidiary of Wachovia, is the administrator to the Fund. As administrator, EIS provides the Fund with facilities, equipment and personnel and is paid an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund), starting at 0.10% and declining to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds and Evergreen Institutional Enhanced Income Fund) increase.

Evergreen Service Company, LLC (“ESC”), an indirect, wholly-owned subsidiary of Wachovia, is the transfer and dividend disbursing agent for the Fund. ESC receives account fees that vary based on the type of account held by the shareholders in the Fund. For the six months ended October 31, 2007, the transfer agent fees were equivalent to an annual rate of 0.17% of the Fund’s average daily net assets.

4. DISTRIBUTION PLANS

EIS also serves as distributor of the Fund’s shares. The Fund has adopted Distribution Plans, as allowed by Rule 12b-1 of the 1940 Act, for each class of shares, except Class I. Under the Distribution Plans, distribution fees are paid at an annual rate of 0.30% of the average daily net assets for Class A shares and 1.00% of the average daily net assets for each of Class B and Class C shares.

For the six months ended October 31, 2007, EIS received $1,378 from the sale of Class A shares and $19,813 and $281 in contingent deferred sales charges from redemptions of Class B and Class C shares, respectively.

5. INVESTMENT TRANSACTIONS

Cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows for the six months ended October 31, 2007:

Cost of Purchases		Proceeds from Sales

U.S.	Non-U.S.	U.S.	Non-U.S.
Government	Government	Government	Government

$ 497,825,298	$ 317,345,744	$ 439,355,022	$ 377,032,754

At October 31, 2007, the Fund had forward foreign currency exchange contracts outstanding as follows:

Forward Foreign Currency Exchange Contracts to Buy:

Exchange	Contracts to	U.S. Value at	In Exchange	Unrealized
Date	Receive	October 31, 2007	for U.S. $	Gain

12/10/2007	474,065 EUR	$ 686,188	$ 650,000	$ 36,188

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

		U.S. Value at		U.S. Value at
Exchange	Contracts to	October 31,		October 31,	Unrealized
Date	Receive	2007	In Exchange for	2007	Gain (Loss)

12/10/2007	1,006,687 EUR	$ 1,457,133	685,000 GBP	$ 1,422,257	$ 34,876
12/10/2007	313,560,000 JPY	2,734,854	2,010,000 EUR	2,909,384	(174,530)
1/16/2008	243,568,220 JPY	2,133,258	1,030,000 GBP	2,135,872	(2,614)
1/16/2008	88,779,280 JPY	777,561	5,920,000 HKD	764,562	12,999
1/22/2008	154,712,415 JPY	1,355,899	1,303,500 CAD	1,372,569	(16,670)

During the six months ended October 31, 2007, the Fund loaned securities to certain brokers. At October 31, 2007, the value of securities on loan and the total value of collateral received for securities loaned amounted to $6,967,284 and $7,128,166, respectively.

At October 31, 2007, the Fund had the following open credit default swap contracts outstanding:

				Fixed Payments	Frequency
		Reference Debt	Notional	Made by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Made	Gain (loss)

09/20/2012	UBS AG	E.I. DuPont de	$1,00,0000	0.22%	Quarterly	$ (466)
		Nemours & Co.,
		4.875%, 04/30/2014
09/20/2012	Goldman Sachs	PPG Industries, Inc.,	500,000	0.22%	Quarterly	(186)
	Group, Inc.	7.05%, 09/20/2012
12/20/2012	Morgan	UnitedHealth	500,000	0.26%	Quarterly	2,051
	Stanley	Group, Inc.,
		4.875%, 04/01/201
03/15/2049	Morgan	CMBX North America	5,000,000	1.65%	Quarterly	1,121,473
	Stanley	Index

				Fixed Payments	Frequency
		Reference Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Received	Gain (Loss)

09/20/2008	CitiBank, NA	Lehman Brothers	$ 500,000	1.00%	Quarterly	$ 10
		Holdings, Inc.,
		6.625%, 01/18/2012
09/20/2008	JPMorgan	Merril Lynch & Co., Inc.,
	Chase & Co.	5.00%, 01/15/2015	500,000	0.80%	Quarterly	(168)
09/20/2008	JPMorgan	Lehman Brothers	500,000	1.25%	Quarterly	1,111
	Chase & Co.	Holdings, Inc.,
		6.625%, 01/18/2012
12/20/2008	Lehman	Lehman Brothers	500,000	0.85%	Quarterly	(650)
	Brothers	Holdings, Inc.,
	Holdings, Inc.	6.625%, 01/18/2012
09/20/2010	Goldman Sachs	Duke Realty, Ltd.,	500,000	0.75%	Quarterly	2,173
	Group, Inc.	5.40%, 08/15/2014
01/01/2012	CitiBank, NA	Goldman Sachs	500,000	0.70%	Quarterly	448
		Group, Inc.,
		6.60%, 01/01/2012
06/20/2012	Morgan	Dow Jones CDX,	1,000,000	0.45%	Quarterly	(6,573)
	Stanley	North American
		Investment Grade
		Index
09/20/2012	Morgan	Duke Realty, Ltd.,	500,000	0.90%	Quarterly	(394)
	Stanley	5.40%, 08/15/2014

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

				Fixed Payments	Frequency
		Reference Debt	Notional	Received by	of Payments	Unrealized
Expiration	Counterparty	Obligation/Index	Amount	the Fund	Received	Gain (Loss)

12/20/2012	Morgan	WellPoint, Inc.,	$ 500,000	0.41%	Quarterly	$ (224)
	Stanley	6.80%, 08/01/2012
12/13/2049	Morgan	CMBX North America	5,000,000	2.625%	Quarterly	(1,057,621)
	Stanley	Index

At October 31, 2007, the Fund had the following open total return swap agreements:

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

01/01/2008	$ 5,000,000	Agreement dated 06/25/2007 to receive 28.5 basis	Lehman Brothers	$59,214
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
01/01/2008	5,000,000	Agreement dated 06/29/2007 to receive 20 basis	Lehman Brothers	59,839
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
01/01/2008	5,000,000	Agreement dated 07/11/2007 to receive 27.5	Lehman Brothers	59,527
		basis points and to receive the positive spread	Holdings, Inc.
		return or pay the negative spread return on the
		Lehman Brothers CMBS AAA 8.5+yr Index which
		are multiplied by the notional amount.
01/31/2008	6,000,000	Agreement dated 07/30/2007 to receive 50 basis	Morgan Stanley	69,663
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	3,000,000	Agreement dated 07/17/2007 to receive 30 basis	CitiBank, NA	35,654
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	6,000,000	Agreement dated 07/24/2007 to receive 50 basis	Morgan Stanley	69,663
		points and to receive the positive spread return or
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
02/01/2008	3,000,000	Agreement dated 08/07/2007 to receive 25 basis	Lehman Brothers	35,779
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	3,000,000	Agreement dated 08/15/2007 to receive 0 basis	Lehman Brothers	36,404
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
03/01/2008	5,000,000	Agreement dated 08/31/2007 to receive 30 basis	Lehman Brothers	63,381
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

	Notional			Unrealized
Expiration	Amount	Swap Description	Counterparty	Loss

03/01/2008	$ 3,000,000	Agreement dated 08/31/2007 to receive 30 basis	JPMorgan Chase	$37,154
		points and to receive the positive spread return or	& Co.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.
10/01/2008	5,000,000	Agreement dated 10/01/2007 to receive 62 basis	Lehman Brothers	63,256
		points and to receive the positive spread return or	Holdings, Inc.
		pay the negative spread return on the Lehman
		Brothers CMBS AAA 8.5+yr Index which are
		multiplied by the notional amount.

On October 31, 2007, the aggregate cost of securities for federal income tax purposes was $290,810,545. The gross unrealized appreciation and depreciation on securities based on tax cost was $6,575,895 and $1,900,735, respectively, with a net unrealized appreciation of $4,675,160.

As of April 30, 2007, the Fund had $50,023,800 in capital loss carryovers for federal income tax purposes expiring as follows:

Expiration

2008	2009	2010	2013	2015

$22,702,312	$14,769,764	$4,586,980	$4,295,612	$3,669,132

Certain portions of the capital loss carryovers of the Fund were assumed as a result of acquisitions. These losses are subject to certain limitations prescribed by the Internal Revenue Code. Utilization of these capital loss carryovers was limited during the year ended April 30, 2007 in accordance with income tax regulations.

6. INTERFUND LENDING

Pursuant to an Exemptive Order issued by the SEC, the Fund may participate in an interfund lending program with certain funds in the Evergreen fund family. This program allows the Fund to borrow from, or lend money to, other participating funds. During the six months ended October 31, 2007, the Fund did not participate in the interfund lending program.

7. EXPENSE REDUCTIONS

Through expense offset arrangements with ESC and the Fund’s custodian, a portion of fund expenses has been reduced.

8. DEFERRED TRUSTEES’ FEES

Each Trustee of the Fund may defer any or all compensation related to performance of his or her duties as a Trustee. The Trustees’ deferred balances are allocated to deferral accounts, which are included in the accrued expenses for the Fund. The investment performance of the deferral accounts is based on the investment performance of certain Evergreen funds. Any gains earned or losses incurred in the deferral accounts are reported in the Fund’s Trustees’ fees and expenses. At the election of the Trustees, the deferral account will be paid either in one lump sum or in quarterly installments for up to ten years.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

9. FINANCING AGREEMENT

The Fund and certain other Evergreen funds share in an unsecured revolving credit commitment for temporary and emergency purposes, including the funding of redemptions, as permitted by each participating fund’s borrowing restrictions. Borrowings under this facility bear interest at 0.50% per annum above the Federal Funds rate. All of the participating funds are charged an annual commitment fee on the unused balance, which is allocated pro rata. The credit facility is for $100 million with an annual commitment fee of 0.08% . During the six months ended October 31, 2007, the Fund had no borrowings.

10. REGULATORY MATTERS AND LEGAL PROCEEDINGS

Pursuant to an administrative order issued by the SEC on September 19, 2007, EIMC, EIS, ESC (collectively, the “Evergreen Entities”), Wachovia Securities, LLC and the SEC have entered into an agreement settling allegations of (i) improper short-term trading arrangements in effect prior to May 2003 involving former officers and employees of EIMC and certain broker-dealers, (ii) insufficient systems for monitoring exchanges and enforcing exchange limitations as stated in certain funds’ prospectuses, and (iii) inadequate e-mail retention practices. Under the settlement, the Evergreen Entities were censured and will pay approximately $32 million in disgorgement and penalties. This amount, along with a fine assessed by the SEC against Wachovia Securities, LLC will be distributed pursuant to a plan to be developed by an independent distribution consultant and approved by the SEC. The Evergreen Entities neither admitted nor denied the allegations and findings set forth in its settlement with the SEC.

EIS has entered into an agreement with the NASD (now known as the Financial Industry Regulatory Authority (“FINRA”)) settling allegations that EIS (i) arranged for Evergreen fund portfolio trades to be directed to Wachovia Securities, LLC, an affiliate of EIS that sold Evergreen fund shares, during the period of January 2001 to December 2003 and (ii) provided non-cash compensation by sponsoring offsite meetings attended by Wachovia Securities, LLC brokers during that period, where the eligibility of a broker to attend the meetings depended upon the broker meeting certain sales targets of Evergreen fund shares. Pursuant to the settlement agreement, EIS has agreed to a censure and a fine of $4,200,000. EIS neither admitted nor denied the allegations and findings set forth in its agreement with the NASD.

In addition, the Evergreen funds and EIMC and certain of its affiliates are involved in various legal actions, including private litigation and class action lawsuits. EIMC does not expect that any of such legal actions currently pending or threatened will have a material adverse impact on the financial position or operations of any of the Evergreen funds or on EIMC’s ability to provide services to the Evergreen funds.

Although EIMC believes that none of the matters discussed above will have a material adverse impact on the Evergreen funds, there can be no assurance that these matters and any publicity surrounding or resulting from them will not result in reduced sales or increased redemptions of Evergreen fund shares, which could increase Evergreen fund transaction costs or operating expenses, or that they will not have other adverse consequences on the Evergreen funds.

NOTES TO FINANCIAL STATEMENTS (unaudited) continued

11. NEW ACCOUNTING PRONOUNCEMENTS

In June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation No. 48, Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109 (“FIN 48”). FIN 48 supplements FASB 109 by prescribing a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. The Fund’s financial statements have not been impacted by the adoption of FIN 48. However, the conclusions regarding FIN 48 may be subject to review and adjustment at a later date based on factors including, but not limited to, further implementation guidance expected from FASB, and on-going analysis of tax laws, regulations, and interpretations thereof.

In September 2006, FASB issued Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“FAS 157”). FAS 157 establishes a single authoritative definition of fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. FAS 157 applies to fair value measurements already required or permitted by existing standards. The change to current generally accepted accounting principles from the application of FAS 157 relates to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements. Management of the Fund does not believe the adoption of FAS 157 will materially impact the financial statement amounts, however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period. FAS 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.

ADDITIONAL INFORMATION (unaudited)

MEETING OF SHAREHOLDERS

On September 21, 2007, a Meeting of Shareholders for the Fund was held to consider a proposal. On July 31, 2007, the record date for the meeting, the Fund had $283,761,406 of net assets outstanding of which $151,282,349 (53.31%) of net assets were represented at the meeting.

Proposal 1— To consider a sub-advisory agreement with First International Advisors, LLC d/b/a/ Evergreen International Advisors

$137,662,613	voted “For”
5,699,230	voted “Against”
7,920,506	voted “Abstain”

ADDITIONAL INFORMATION (unaudited) continued

INFORMATION ABOUT THE REVIEW AND APPROVAL OF THE FUND’S INVESTMENT ADVISORY AGREEMENT

Each year, the Fund’s Board of Trustees is required to consider whether to continue in place the Fund’s investment advisory agreements. In September 2007, the Trustees, including a majority of the Trustees who are not interested persons (as that term is defined in the 1940 Act) of the Fund, TAG and FIA (together with TAG, the “Sub-Advisors”), or EIMC, approved the continuation of the Fund’s investment advisory agreements. (References below to the “Fund” are to Evergreen Core Plus Bond Fund; references to the “funds” are to the Evergreen funds generally.)

At the same time, the Trustees considered the continuation of the investment advisory agreements for all of the funds, and the description below refers in many cases to the Trustees’ process and conclusions in connection with their consideration of this matter for all of the funds. (See “Certain Fund-Specific Considerations” below for a discussion regarding certain factors considered by the Trustees relating specifically to the Fund.) In all of its deliberations, the Board of Trustees and the disinterested Trustees were advised by independent counsel to the disinterested Trustees and counsel to the funds.

The review process. The 1940 Act requires that the Board of Trustees request and evaluate, and that EIMC and any sub-advisors furnish, such information as may reasonably be necessary to evaluate the terms of a fund’s advisory agreements. The review process began at the time of the last advisory contract-renewal process in September 2006. In the course of that process, the Trustees identified a number of funds that had experienced either short-term or longer-term performance issues. During the following months, the Trustees reviewed information relating to any changes in the performance of those funds and/or any changes in the investment process or the investment teams responsible for the management of the funds. In addition, during the course of the year, the Trustees reviewed information regarding the investment performance of all of the funds and identified additional funds that they believed warranted further attention based on performance since September 2006.

In spring 2007, a committee of the Board of Trustees (the “Committee”), working with EIMC management, determined generally the types of information the Board would review and set a timeline detailing the information required and the dates for its delivery to the Trustees. The independent data provider Keil Fiduciary Strategies LLC (“Keil”) was engaged to provide fund-specific and industry-wide data to the Board containing information of a nature and in a format generally prescribed by the Committee, and the Committee worked with Keil and EIMC to develop appropriate groups of peer funds for each fund. The Committee also identified a number of expense, performance, and other issues and requested specific information as to those issues.

The Trustees reviewed, with the assistance of an independent industry consultant retained by the disinterested Trustees, the information provided by EIMC and the Sub-Advisors in response to the Committee’s requests and the information provided by Keil. The Trustees formed small committees to review individual funds in greater detail. In addition, the Trustees requested information regarding, among other things, brokerage practices of the funds, the use of deriva-

ADDITIONAL INFORMATION (unaudited) continued

tives by the funds, strategic planning for the funds, analyst and research support available to the portfolio management teams, and information regarding the various fall-out benefits received directly and indirectly by EIMC and its affiliates from the funds. The Trustees requested and received additional information following that review.

The Committee met several times by telephone to consider the information provided by EIMC. The Committee met with representatives of EIMC in early September. At a meeting of the full Board of Trustees later in September, the Committee reported the results of its discussions with EIMC, and the full Board met with representatives of EIMC, engaged in further review of the materials provided to them, and approved the continuation of each of the advisory and sub-advisory agreements.

The disinterested Trustees discussed the continuation of the funds’ advisory agreements with representatives of EIMC and in multiple private sessions with legal counsel at which no personnel of EIMC were present. In considering the continuation of the agreements, the Trustees did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Trustees evaluated information provided to them both in terms of the Evergreen mutual funds generally and with respect to each fund, including the Fund, specifically as they considered appropriate; although the Trustees considered the continuation of the agreements as part of the larger process of considering the continuation of the advisory contracts for all of the funds, their determination to continue the advisory agreements for each of the funds was ultimately made on a fund-by-fund basis.

This summary describes a number of the most important, but not necessarily all, of the factors considered by the Board and the disinterested Trustees.

Information reviewed. The Board of Trustees and committees of the Board of Trustees meet periodically during the course of the year. At those meetings, the Board receives a wide variety of information regarding the services performed by EIMC, the investment performance of the funds, and other aspects of the business and operations of the funds. At those meetings, and in the process of considering the continuation of the agreements, the Trustees considered information regarding, for example, the funds’ investment results; the portfolio management teams for the funds and the experience of the members of those teams, and any recent changes in the membership of the teams; portfolio trading practices; compliance by the funds, EIMC, and the Sub-Advisors with applicable laws and regulations and with the funds’ and EIMC’s compliance policies and procedures; risk evaluation and oversight procedures at EIMC; services provided by affiliates of EIMC to the funds and shareholders of the funds; and other information relating to the nature, extent, and quality of services provided by EIMC and the Sub-Advisors. The Trustees considered a number of changes in portfolio management personnel at EIMC and its advisory affiliates in the year since September 2006, and recent changes in compliance personnel at EIMC, including the appointment of a new Chief Compliance Officer for the funds.

The Trustees considered the rates at which the funds pay investment advisory fees, and the efforts generally by EIMC and its affiliates as sponsors of the funds. The data provided by Keil showed

ADDITIONAL INFORMATION (unaudited) continued

the management fees paid by each fund in comparison to the management fees of other peer mutual funds, in addition to data regarding the investment performance of the funds in comparison to other peer mutual funds. The Trustees were assisted by the independent industry consultant in reviewing the information presented to them.

The Trustees considered the transfer agency fees paid by the funds to an affiliate of EIMC. They reviewed information presented to them showing that the transfer agency fees charged to the funds were generally consistent with industry norms.

The Trustees also considered that EIS, an affiliate of EIMC, serves as administrator to the funds and receives a fee for its services as administrator. In their comparison of the advisory fee paid by the funds with those paid by other mutual funds, the Trustees took into account administrative fees paid by the funds and those other mutual funds. The Board considered that EIS serves as distributor to the funds generally and receives fees from the funds for those services. They considered other so-called “fall-out” benefits to EIMC and its affiliates due to their other relationships with the funds, including, for example, soft-dollar services received by EIMC attributable to transactions entered into by EIMC for the benefit of the funds and brokerage commissions received by Wachovia Securities, LLC, an affiliate of EIMC, from transactions effected by it for the funds. The Trustees also noted that the funds pay sub-transfer agency fees to various financial institutions who hold fund shares in omnibus accounts, and that Wachovia Securities, LLC and its affiliates receive such payments from the funds in respect of client accounts they hold in omnibus arrangements, and that an affiliate of EIMC receives fees for administering the sub-transfer agency payment program. They also considered that Wachovia Securities, LLC and its affiliates receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through it. The Trustees also noted that an affiliate of EIMC receives compensation for serving as a securities lending agent for the funds.

Nature and quality of the services provided. The Trustees considered that EIMC and its affili-ates generally provide a comprehensive investment management service to the funds. They noted that EIMC and the Sub-Advisors formulate and implement an investment program for the Fund. They noted that EIMC makes its personnel available to serve as officers of the funds, and concluded that the reporting and management functions provided by EIMC with respect to the funds were generally satisfactory. The Trustees considered the investment philosophy of the Fund’s portfolio management team, and considered the in-house research capabilities of EIMC and its affiliates, as well as other resources available to EIMC, including research services available to it from third parties. The Board considered the managerial and financial resources available to EIMC and its affiliates, and the commitment that the Wachovia organization has made to the funds generally. On the basis of these factors, they determined that the nature and scope of the services provided by EIMC and the Sub-Advisors were consistent with their respective duties under the investment advisory agreements and appropriate and consistent with the investment programs and best interests of the funds.

ADDITIONAL INFORMATION (unaudited) continued

The Trustees noted the resources EIMC and its affiliates have committed to the regulatory, compliance, accounting, tax and oversight of tax reporting, and shareholder servicing functions, and the number and quality of staff committed to those functions, which they concluded were appropriate and generally in line with EIMC’s responsibilities to the Fund and to the funds generally. The Board and the disinterested Trustees concluded, within the context of their overall conclusions regarding the funds’ advisory agreements, that they were generally satisfied with the nature, extent, and quality of the services provided by the Sub-Advisors and EIMC, including services provided by EIS under its administrative services agreements with the funds.

Investment performance. The Trustees considered the investment performance of each fund, both by comparison to other comparable mutual funds and to broad market indices. The Trustees emphasized that the continuation of the investment advisory agreement for a fund should not be taken as any indication that the Trustees did not believe investment performance for any specific fund might not be improved, and they noted that they would continue to monitor closely the investment performance of the funds going forward.

Advisory and administrative fees. The Trustees recognized that EIMC does not seek to provide the lowest cost investment advisory service, but to provide a high quality, full-service investment management product at a reasonable price. They also noted that EIMC has in many cases sought to set its investment advisory fees at levels consistent with industry norms. The Trustees noted that, in certain cases, a fund’s management fees were higher than many or most other mutual funds in the same Keil peer group. However, in each case, the Trustees determined on the basis of the information presented that the level of management fees was not excessive.

Certain Fund-specific considerations. The Trustees noted that, for the one-, three-, five-, and ten-year periods ended December 31, 2006, the Fund’s Class I shares (the Fund’s oldest share class) had underperformed the broad-based securities index against which the Trustees compared the Fund’s performance and had performed in the third quintile of the funds against which the Trustees compared the Fund’s performance. The Trustees also noted that the Fund’s management fee was lower than the management fees paid by a majority of the funds against which the Trustees compared the Fund’s management fee, and that the level of profitability realized by EIMC in respect of the fee did not appear excessive.

Economies of scale. The Trustees noted that economies of scale would likely be achieved by EIMC in managing the funds as the funds grow. The Trustees noted that the Fund had implemented breakpoints in its advisory fee structure. The Trustees noted that they would continue to review the appropriate levels of breakpoints in the future, but concluded that the breakpoints as implemented appeared to be a reasonable step toward the realization of economies of scale by the Fund.

Profitability. The Trustees considered information provided to them regarding the profitability to the EIMC organization of the investment advisory, administration, and transfer agency (with respect to the open-end funds only) fees paid to EIMC and its affiliates by each of the funds. They considered that the information provided to them was necessarily estimated, and that the

ADDITIONAL INFORMATION (unaudited) continued

profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a definitive tool for evaluating the appropriateness of each fund’s advisory fee. They noted that the levels of profitability of the funds to EIMC varied widely, depending on among other things the size and type of fund. They considered the profitability of the funds in light of such factors as, for example, the information they had received regarding the relation of the fees paid by the funds to those paid by other mutual funds, the investment performance of the funds, and the amount of revenues involved. In light of these factors, the Trustees concluded that the profitability of any of the funds, individually or in the aggregate, should not prevent the Trustees from approving the continuation of the agreements.

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TRUSTEES AND OFFICERS

TRUSTEES1

Charles A. Austin III	Investment Counselor, Anchor Capital Advisors, LLC. (investment advice); Director, The Andover
Trustee	Companies (insurance); Trustee, Arthritis Foundation of New England; Former Director, The
DOB: 10/23/1934	Francis Ouimet Society (scholarship program); Former Director, Executive Vice President and
Term of office since: 1991	Treasurer, State Street Research & Management Company (investment advice)
Other directorships: None

K. Dun Gifford	Chairman and President, Oldways Preservation and Exchange Trust (education); Trustee,
Trustee	Treasurer and Chairman of the Finance Committee, Cambridge College
DOB: 10/23/1938
Term of office since: 1974
Other directorships: None

Dr. Leroy Keith, Jr.	Managing Director, Almanac Capital Management (commodities firm); Trustee, Phoenix
Trustee	Fund Complex; Director, Diversapack Co. (packaging company); Former Partner, Stonington
DOB: 2/14/1939	Partners, Inc. (private equity fund); Former Director, Obagi Medical Products Co.; Former
Term of office since: 1983	Director, Lincoln Educational Services
Other directorships: Trustee,
Phoenix Fund Complex (consisting
of 60 portfolios as of 12/31/2006)

Gerald M. McDonnell	Manager of Commercial Operations, CMC Steel (steel producer)
Trustee
DOB: 7/14/1939
Term of office since: 1988
Other directorships: None

Patricia B. Norris	President and Director of Buckleys of Kezar Lake, Inc. (real estate company); Former President
Trustee	and Director of Phillips Pond Homes Association (home community); Former Partner,
DOB: 4/9/1948	PricewaterhouseCoopers, LLP (independent registered public accounting firm)
Term of office since: 2006
Other directorships: None

William Walt Pettit	Partner and Vice President, Kellam & Pettit, P.A. (law firm); Director, Superior Packaging Corp.
Trustee	(packaging company); Member, Superior Land, LLC (real estate holding company), Member,
DOB: 8/26/1955	K&P Development, LLC (real estate development); Former Director, National Kidney Foundation
Term of office since: 1988	of North Carolina, Inc. (non-profit organization)
Other directorships: None

David M. Richardson	President, Richardson, Runden LLC (executive recruitment business development/consulting
Trustee	company); Consultant, Kennedy Information, Inc. (executive recruitment information and
DOB: 9/19/1941	research company); Consultant, AESC (The Association of Executive Search Consultants);
Term of office since: 1982	Director, J&M Cumming Paper Co. (paper merchandising); Former Trustee, NDI Technologies, LLP
Other directorships: None	(communications)

Dr. Russell A. Salton III	President/CEO, AccessOne MedCard, Inc.; Former Medical Director, Healthcare Resource
Trustee	Associates, Inc.
DOB: 6/2/1947
Term of office since: 1984
Other directorships: None

Michael S. Scofield	Retired Attorney, Law Offices of Michael S. Scofield; Former Director and Chairman, Branded
Trustee	Media Corporation (multi-media branding company)
DOB: 2/20/1943
Term of office since: 1984
Other directorships: None

TRUSTEES AND OFFICERS continued

Richard J. Shima	Independent Consultant; Director, Hartford Hospital; Trustee, Greater Hartford YMCA; Former
Trustee	Director, Trust Company of CT; Former Director, Old State House Association; Former Trustee,
DOB: 8/11/1939	Saint Joseph College (CT)
Term of office since: 1993
Other directorships: None

Richard K. Wagoner, CFA[2]	Member and Former President, North Carolina Securities Traders Association; Member, Financial
Trustee	Analysts Society
DOB: 12/12/1937
Term of office since: 1999
Other directorships: None

OFFICERS

Dennis H. Ferro[3]	Principal occupations: President and Chief Executive Officer, Evergreen Investment Company,
President	Inc. and Executive Vice President, Wachovia Bank, N.A.; former Chief Investment Officer,
DOB: 6/20/1945	Evergreen Investment Company, Inc.
Term of office since: 2003

Kasey Phillips[4]	Principal occupations: Senior Vice President, Evergreen Investment Services, Inc.; Former Vice
Treasurer	President, Evergreen Investment Services, Inc.; Former Assistant Vice President, Evergreen
DOB: 12/12/1970	Investment Services, Inc.
Term of office since: 2005

Michael H. Koonce[4]	Principal occupations: Senior Vice President and General Counsel, Evergreen Investment
Secretary	Services, Inc.; Secretary, Senior Vice President and General Counsel, Evergreen Investment
DOB: 4/20/1960	Management Company, LLC and Evergreen Service Company, LLC; Senior Vice President and
Term of office since: 2000	Assistant General Counsel, Wachovia Corporation

Robert Guerin4, [5]	Principal occupations: Chief Compliance Officer, Evergreen Funds and Senior Vice President of
Chief Compliance Officer	Evergreen Investments Co, Inc; Former Managing Director and Senior Compliance Officer,
DOB: 9/20/1965	Babson Capital Management LLC; Former Principal and Director, Compliance and Risk
Term of office since: 2007	Management, State Street Global Advisors; Former Vice President and Manager, Sales Practice
Compliance, Deutsche Asset Management.

1 Each Trustee, except Ms. Norris, serves until a successor is duly elected or qualified or until his death, resignation, retirement or removal from office. As a new Trustee, Ms. Norris’ initial term ends June 30, 2009, at which time she may be re-elected by Trustees to serve until a successor is duly elected or qualified or until her death, resignation, retirement or removal from office by the Trustees. Each Trustee oversees 91 Evergreen funds. Correspondence for each Trustee may be sent to Evergreen Board of Trustees, P.O. Box 20083, Charlotte, NC 28202.

2 Mr. Wagoner is an “interested person” of the Fund because of his ownership of shares in Wachovia Corporation, the parent to the Fund’s investment advisor.

3 The address of the Officer is 401 S. Tryon Street, 20th Floor, Charlotte, NC 28288.

4 The address of the Officer is 200 Berkeley Street, Boston, MA 02116.

5 Mr. Guerin’s information is as of June 14, 2007, the effective date of his approval by the Board of Trustees as Chief Compliance Officer of the Evergreen funds.

Additional information about the Fund’s Board of Trustees and Officers can be found in the Statement of Additional Information (SAI) and is available upon request without charge by calling 800.343.2898.

INVESTMENTS THAT STAND THE TEST OF TIME

At Evergreen Investments, we remain steadfastly dedicated to four core principles that lead to success in today's financial world.

- **Leadership**—With more than $285 billion in assets as of September 30, 2007, Evergreen Investments has the scale and resources to help investors and financial professionals succeed.
- **Excellence**—Our investments are built for long-term performance, through strategies designed in an effort to outperform their benchmarks and peers over a full market cycle.
- **Experience**—Our investment teams operate independently, performing their own original research, across a full range of investment disciplines.
- **Commitment**—We are dedicated to working with financial professionals, crafting innovative solutions that meet your needs and translate into successful investor-advisor partnerships.

Visit us online at EvergreenInvestments.com

FOR MORE INFORMATION

Evergreen Express Line 800.346.3858

Evergreen Investor Services 800.343.2898

DALBAR MUTUAL FUND SERVICE AWARD 2006

For the eighth consecutive year, Evergreen Investments has earned the Dalbar Mutual Fund Service Award, which recognizes those firms that exceed industry norms in key service areas. For 2006, Evergreen was ranked fifth overall out of 37 participating companies.

564353 rv5 12/2007

Evergreen Investments™
MUTUAL FUNDS

Evergreen Investments
200 Berkeley Street
Boston, MA 02116-5034

564353 rv5 12/2007

Item 2 - Code of Ethics

Not required for this semi-annual filing.

Item 3 - Audit Committee Financial Expert

Not required for this semi-annual filing.

Items 4 – Principal Accountant Fees and Services

Not required for this semi-annual filing.

Items 5 – Audit Committee of Listed Registrants

Not applicable.

Item 6 – Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8 – Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees that have been implemented since the Registrant last provided disclosure in response to the requirements of this Item.

Item 11 - Controls and Procedures

(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the Registrant's disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the Registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) There has been no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonable likely to affect, the Registrant’s internal control over financial reporting .

Item 12 - Exhibits

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the Registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(b)(1) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as EX99.CERT.

(b)(2) Separate certifications for the Registrant's principal executive officer and principal financial officer, as required by Section 1350 of Title 18 of United States Code, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as EX99.906CERT. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Evergreen Fixed Income Trust

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 28, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: _______________________
Dennis H. Ferro,
Principal Executive Officer

Date: December 28, 2007

By:
________________________
Kasey Phillips
Principal Financial Officer

Date: December 28, 2007